UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class VC
Actual	$1,000.00	$1,116.50	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	1.63%
Consumer Discretionary	12.40%
Consumer Staples	0.75%
Financials	6.79%
Health Care	31.51%
Industrials	17.65%
Information Technology	23.83%
Repurchase Agreements	4.87%
Money Market Funds(a)	0.51%
Time Deposits(a)	0.06%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.97%

COMMON STOCKS 95.97%

Aerospace & Defense 2.58%
AeroVironment, Inc.*	4,245	$434,179
Axon Enterprise, Inc.*	3,761	733,846
Hexcel Corp.	9,741	740,511
Total		1,908,536

Biotechnology 12.95%
Akero Therapeutics, Inc.*	6,604	308,341
Apellis Pharmaceuticals, Inc.*	19,829	1,806,422
Arcellx, Inc.*	14,944	472,529
Cerevel Therapeutics Holdings, Inc.*	7,098	225,646
Cytokinetics, Inc.*	19,394	632,632
Karuna Therapeutics, Inc.*	4,335	940,045
Krystal Biotech, Inc.*	12,487	1,465,974
Madrigal Pharmaceuticals, Inc.*	1,443	333,333
Natera, Inc.*	14,402	700,801
Replimune Group, Inc.*	15,179	352,456
Rocket Pharmaceuticals, Inc.*	18,084	359,329
Sage Therapeutics, Inc.*	6,830	321,147
Sarepta Therapeutics, Inc.*	3,270	374,480
Xenon Pharmaceuticals, Inc. (Canada)*(a)	33,282	1,281,357
Total		9,574,492

Broadline Retail 1.97%
Global-e Online Ltd. (Israel)*(a)	35,553	1,455,540

Building Products 1.05%
Trex Co., Inc.*	11,860	777,542

Capital Markets 0.74%
Piper Sandler Cos.,	4,221	545,606

Commercial Services & Supplies 2.49%
Clean Harbors, Inc.*	2,744	451,196
MSA Safety, Inc.	4,522	786,647
Tetra Tech, Inc.	3,703	606,329
Total		1,844,172
Investments	Shares	Fair Value
Communications Equipment 0.60%
Calix, Inc.*	8,864	$442,402

Construction & Engineering 2.69%
Comfort Systems USA, Inc.	6,140	1,008,188
EMCOR Group, Inc.	5,305	980,258
Total		1,988,446

Diversified Consumer Services 2.23%
Duolingo, Inc.*	11,533	1,648,527

Electrical Equipment 4.90%
EnerSys	7,277	789,700
Generac Holdings, Inc.*	5,931	884,490
NEXTracker, Inc. Class A*	22,956	913,879
nVent Electric PLC (United Kingdom)(a)	11,903	615,028
Shoals Technologies Group, Inc. Class A*	16,302	416,679
Total		3,619,776

Electronic Equipment, Instruments & Components 0.87%
Novanta, Inc.*	3,491	642,693

Financial Services 6.16%
AvidXchange Holdings, Inc.*	56,218	583,543
Flywire Corp.*	43,726	1,357,255
Remitly Global, Inc.*	77,201	1,452,923
Shift4 Payments, Inc. Class A*	17,045	1,157,526
Total		4,551,247

Ground Transportation 1.20%
Saia, Inc.*	2,594	888,211

Health Care Equipment & Supplies 11.75%
Axonics, Inc.*	6,961	351,322
Glaukos Corp.*	14,378	1,023,857
Inspire Medical Systems, Inc.*	5,738	1,862,784
iRhythm Technologies, Inc.*	5,273	550,079
Lantheus Holdings, Inc.*	12,838	1,077,365
Penumbra, Inc.*	1,843	634,103
RxSight, Inc.*	14,918	429,638

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Health Care Equipment & Supplies (continued)
Shockwave Medical, Inc.*	3,494	$997,223
TransMedics Group, Inc.*	20,899	1,755,098
Total		8,681,469

Health Care Providers & Services 0.47%
Guardant Health, Inc.*	9,630	344,754

Hotels, Restaurants & Leisure 4.59%
Cava Group, Inc.*(b)	9,098	372,563
Shake Shack, Inc. Class A*	15,381	1,195,412
Texas Roadhouse, Inc.	4,311	484,039
Wingstop, Inc.	6,688	1,338,670
Total		3,390,684

Life Sciences Tools & Services 3.15%
10X Genomics, Inc. Class A*	23,814	1,329,774
Olink Holding AB ADR*(b)	15,107	283,256
Pacific Biosciences of California, Inc.*	53,629	713,266
Total		2,326,296

Machinery 0.50%
RBC Bearings, Inc.*	1,701	369,916

Media 1.12%
Integral Ad Science Holding Corp.*	46,114	829,130

Personal Care Products 0.76%
Inter Parfums, Inc.	4,149	561,069

Pharmaceuticals 3.66%
Intra-Cellular Therapies, Inc.*	16,258	1,029,456
Pliant Therapeutics, Inc.*	3,245	58,799
Revance Therapeutics, Inc.*	19,057	482,333
Ventyx Biosciences, Inc.*	34,662	1,136,914
Total		2,707,502

Professional Services 1.32%
FTI Consulting, Inc.*	2,795	531,609
Verra Mobility Corp.*	22,461	442,931
Total		974,540
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 9.50%
Allegro MicroSystems, Inc.*	30,452	$1,374,603
Cirrus Logic, Inc.*	4,648	376,534
Diodes, Inc.*	9,818	908,067
Impinj, Inc.*	4,418	396,074
indie Semiconductor, Inc.Class A*	66,642	626,435
Lattice Semiconductor Corp.*	14,366	1,380,142
Rambus, Inc.*	30,582	1,962,447
Total		7,024,302

Software 13.21%
Agilysys, Inc.*	5,739	393,925
Clear Secure, Inc. Class A	41,120	952,750
Confluent, Inc. Class A*	29,689	1,048,319
CyberArk Software Ltd. (Israel)*(a)	4,268	667,216
Descartes Systems Group, Inc. (Canada)*(a)	7,061	565,657
DoubleVerify Holdings, Inc.*	39,353	1,531,619
Five9, Inc.*	6,117	504,347
HashiCorp, Inc. Class A*	20,827	545,251
Manhattan Associates, Inc.*	2,532	506,096
Monday.com Ltd. (Israel)*(a)	5,145	880,927
Samsara, Inc. Class A*	38,656	1,071,158
SPS Commerce, Inc.*	1,939	372,404
Tenable Holdings, Inc.*	9,839	428,488
Zeta Global Holdings Corp.Class A*	34,302	292,939
Total		9,761,096

Specialty Retail 1.04%
Dick’s Sporting Goods, Inc.	5,830	770,668

Textiles, Apparel & Luxury Goods 2.76%
Crocs, Inc.*	8,320	935,501
Deckers Outdoor Corp.*	2,087	1,101,226
Total		2,036,727

Trading Companies & Distributors 1.18%
SiteOne Landscape
Supply, Inc.*	5,198	869,937

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Investments	Shares	Fair Value
Wireless Telecommunication Services 0.53%
Gogo, Inc.*	22,987	$391,009
Total Common Stocks (cost $61,018,246)		70,926,289

	Principal Amount

SHORT-TERM INVESTMENTS 5.52%

Repurchase Agreements 4.94%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $3,771,100 of U.S. Treasury Note at 3.750% due 05/31/2030; value: $3,726,125; proceeds: $3,653,806 (cost $3,653,014)	$3,653,014	3,653,014
Investments	Shares	Fair Value
Money Market Funds 0.52%
Fidelity Government Portfolio(c) (cost $383,962)	383,962	$383,962

Time Deposits 0.06%
CitiBank N.A.(c) (cost $42,662)	42,662	42,662
Total Short-Term Investments (cost $4,079,638)		4,079,638
Total Investments in Securities 101.49% (cost $65,097,884)		75,005,927
Other Assets and Liabilities – Net (1.49)%		(1,099,770)
Net Assets 100.00%		$73,906,157

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$70,926,289	$–	$–	$70,926,289
Short-Term Investments
Repurchase Agreements	–	3,653,014	–	3,653,014
Money Market Funds	383,962	–	–	383,962
Time Deposits	–	42,662	–	42,662
Total	$71,310,251	$3,695,676	$–	$75,005,927

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value including $405,494 of securities loaned (cost $65,097,884)	$75,005,927
Receivables:
Investment securities sold	1,701,843
Capital shares sold	23,667
From advisor (See Note 3)	10,662
Interest	264
Securities lending income receivable	307
Prepaid expenses	500
Total assets	76,743,170
LIABILITIES:
Payables:
Investment securities purchased	2,199,381
Payable for collateral due to broker for securities lending	426,624
Transfer agent fees	86,937
Management fee	44,207
Capital shares reacquired	10,954
Directors’ fees	7,748
Fund administration	2,358
Accrued expenses	58,804
Total liabilities	2,837,013
NET ASSETS	$73,906,157
COMPOSITION OF NET ASSETS:
Paid-in capital	$92,179,496
Total distributable earnings (loss)	(18,273,339)
Net Assets	$73,906,157
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,988,612
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.73

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends	$66,512
Securities lending net income	6,353
Interest and other	17,033
Total investment income	89,898
Expenses:
Management fee	265,163
Non 12b-1 service fees	88,433
Shareholder servicing	37,050
Professional	20,084
Fund administration	14,142
Custody	7,461
Reports to shareholders	3,689
Directors’ fees	987
Other	8,201
Gross expenses	445,210
Expense reductions (See Note 8)	(651)
Fees waived and expenses reimbursed (See Note 3)	(76,866)
Net expenses	367,693
Net investment loss	(277,795)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(899,010)
Net change in unrealized appreciation/depreciation on investments	9,050,187
Net realized and unrealized gain (loss)	8,151,177
Net Increase in Net Assets Resulting From Operations	$7,873,382

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment loss	$(277,795)	$(604,562)
Net realized gain (loss) on investments	(899,010)	(23,300,960)
Net change in unrealized appreciation/depreciation on investments	9,050,187	(17,820,646)
Net increase (decrease) in net assets resulting from operations	7,873,382	(41,726,168)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	4,444,463	9,953,786
Cost of shares reacquired	(7,303,728)	(16,325,416)
Net decrease in net assets resulting from capital share transactions	(2,859,265)	(6,371,630)
Net increase (decrease) in net assets	5,014,117	(48,097,798)
NET ASSETS:
Beginning of period	$68,892,040	$116,989,838
End of period	$73,906,157	$68,892,040

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2023(c)	$22.15	$(0.09)	$2.67	$2.58	$–	$24.73
12/31/2022	34.61	(0.18)	(12.28)	(12.46)	–	22.15
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	(11.22)	34.61
12/31/2020	29.88	(0.30)	22.17	21.87	(4.57)	47.18
12/31/2019	24.97	(0.27)	8.23	7.96	(3.05)	29.88
12/31/2018	28.18	(0.21)	1.41	1.20	(4.41)	24.97

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
11.65 (d)	1.04	(e)	1.26	(e)	(0.79	)(e)	$73,906	64	(d)
(35.98)	1.04		1.30		(0.74)		68,892	125
(2.75)	1.04		1.15		(0.87)		116,990	121
72.60	1.04		1.24		(0.84)		137,300	113
31.77	1.01		1.27		(0.86)		79,374	106
4.88	0.94		1.31		(0.63)		54,749	112

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

12

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

13

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $7,461 of fund administration fees during the six months ended June 30, 2023.

For the six months ended June 30, 2023 and continuing through April 30, 2024, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses such as acquired fund fees and expenses) to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly. One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$–
Total distributions paid	$–	$–

15

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2022, the Fund had a capital loss carryforward of $26,295,927, which will carry forward indefinitely.

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$65,798,189
Gross unrealized gain	11,128,300
Gross unrealized loss	(1,920,562)
Net unrealized security gain (loss)	$9,207,738

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$45,292,629	$49,726,586

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund engaged in cross-trade purchases of $98,301.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,653,014	$–	$3,653,014
Total	$3,653,014	$–	$3,653,014

16

Notes to Financial Statements (unaudited)(continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,653,014	$–	$–	$(3,653,014)	$–
Total	$3,653,014	$–	$–	$(3,653,014)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

9.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

17

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$405,494	$426,624

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

18

Notes to Financial Statements (unaudited)(concluded)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

19

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	186,547	397,735
Reinvestment of distributions	–	–
Shares reacquired	(307,978)	(668,373)
Decrease	(121,431)	(270,638)

20

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods, above the median of the performance peer group for the five-year period, and equal to the median of the performance peer

21

Approval of Advisory Contract (continued)

group for the ten-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rate of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

22

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

23

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

24

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Developing Growth Portfolio	SFDG-PORT-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class VC
Actual	$1,000.00	$1,062.00	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	3.71%
Consumer Discretionary	7.74%
Consumer Staples	6.87%
Energy	7.55%
Financials	24.10%
Health Care	14.35%
Industrials	17.30%
Information Technology	10.88%
Materials	1.99%
Real Estate	3.16%
Utilities	1.87%
Repurchase Agreements	0.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.13%

COMMON STOCKS 99.13%

Aerospace & Defense 3.25%
Lockheed Martin Corp.	6,880	$3,167,414
Raytheon Technologies Corp.	45,800	4,486,568
Total		7,653,982

Air Freight & Logistics 1.31%
Expeditors International of Washington, Inc.	25,420	3,079,125

Automobiles 1.45%
General Motors Co.	88,470	3,411,403

Banks 5.42%
Columbia Banking System, Inc.	53,970	1,094,512
JPMorgan Chase & Co.	51,540	7,495,977
Wells Fargo & Co.	97,860	4,176,665
Total		12,767,154

Beverages 1.55%
Carlsberg AS Class B(a)	22,740	3,641,382

Biotechnology 2.47%
AbbVie, Inc.	27,500	3,705,075
Biogen, Inc.*	7,380	2,102,193
Total		5,807,268

Building Products 2.23%
Masco Corp.	56,610	3,248,282
Masonite International Corp.*	19,520	1,999,629
Total		5,247,911

Capital Markets 5.79%
Ameriprise Financial, Inc.	9,270	3,079,123
Charles Schwab Corp.	68,968	3,909,106
KKR & Co., Inc.	57,650	3,228,400
Morgan Stanley	39,970	3,413,438
Total		13,630,067

Chemicals 0.97%
Avient Corp.	55,870	2,285,083

Construction & Engineering 1.49%
EMCOR Group, Inc.	19,050	3,520,059
Investments	Shares	Fair Value
Consumer Finance 1.50%
American Express Co.	20,260	$3,529,292

Consumer Staples Distribution & Retail 2.67%
BJ’s Wholesale Club Holdings, Inc.*	55,860	3,519,738
Target Corp.	20,940	2,761,986
Total		6,281,724

Electric: Utilities 1.86%
Entergy Corp.	16,820	1,637,763
NextEra Energy, Inc.	37,020	2,746,884
Total		4,384,647

Electronic Equipment, Instruments & Components 2.12%

Mirion Technologies, Inc.*	295,920	2,500,524
Teledyne Technologies, Inc.*	6,080	2,499,549
Total		5,000,073

Energy Equipment & Services 1.82%
ChampionX Corp.	60,840	1,888,474
NOV, Inc.	30,842	494,706
TechnipFMC PLC (United Kingdom)*(b)	113,807	1,891,472
Total		4,274,652

Financial Services 4.69%
Euronet Worldwide, Inc.*	27,070	3,177,206
Fiserv, Inc.*	33,800	4,263,870
PayPal Holdings, Inc.*	53,800	3,590,074
Total		11,031,150

Ground Transportation 1.56%
Norfolk Southern Corp.	16,150	3,662,174

Health Care Equipment & Supplies 1.00%
Becton Dickinson & Co.	8,960	2,365,530

Health Care Providers & Services 6.32%
Laboratory Corp. of America Holdings	12,460	3,006,972
Molina Healthcare, Inc.*	12,460	3,753,450
Tenet Healthcare Corp.*	44,220	3,598,624
UnitedHealth Group, Inc.	9,390	4,513,209
Total		14,872,255

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.35%
Caesars Entertainment, Inc.*	62,190	$3,169,824

Household Durables 1.32%
Helen of Troy Ltd.*	28,730	3,103,415

Household Products 1.28%
Spectrum Brands Holdings, Inc.	38,690	3,019,754

Industrial REITS 0.97%
Prologis, Inc.	18,660	2,288,276

Insurance 6.60%
Allstate Corp.	38,620	4,211,125
Arch Capital Group Ltd.*	43,100	3,226,035
Arthur J Gallagher & Co.	10,990	2,413,074
Kemper Corp.	49,360	2,382,114
RenaissanceRe Holdings Ltd.	17,776	3,315,579
Total		15,547,927

Interactive Media & Services 2.43%
Alphabet, Inc. Class A*	47,740	5,714,478

Life Sciences Tools & Services 1.25%
Thermo Fisher Scientific, Inc.	5,660	2,953,105

Machinery 3.99%
Crane Co.	30,820	2,746,678
Crane NXT Co.	40,830	2,304,445
Parker-Hannifin Corp.	11,110	4,333,345
Total		9,384,468

Media 1.26%
Comcast Corp. Class A	71,480	2,969,994

Metals & Mining 1.01%
Reliance Steel & Aluminum Co.	8,720	2,368,265

Oil, Gas & Consumable Fuels 5.70%
Chesapeake Energy Corp.	49,550	4,146,344
Pioneer Natural Resources Co.	19,780	4,098,020
Shell PLC ADR	85,830	5,182,416
Total		13,426,780
Investments	Shares	Fair Value
Personal Care Products 1.35%
BellRing Brands, Inc.*	86,600	$3,169,560

Pharmaceuticals 3.25%
Organon & Co.	199,840	4,158,670
Pfizer, Inc.	95,260	3,494,137
Total		7,652,807

Professional Services 1.01%
WNS Holdings Ltd. ADR*	32,230	2,375,996

Real Estate Management & Development 1.24%
CBRE Group, Inc. Class A*	36,260	2,926,545

Residential REITS 0.93%
American Homes 4 Rent Class A	61,820	2,191,519

Semiconductors & Semiconductor Equipment 3.28%
KLA Corp.	4,850	2,352,347
Micron Technology, Inc.	47,680	3,009,085
Texas Instruments, Inc.	13,080	2,354,661
Total		7,716,093

Software 3.98%
Adobe, Inc.*	9,630	4,708,974
Microsoft Corp.	13,680	4,658,587
Total		9,367,561

Specialty Retail 3.60%
AutoZone, Inc.*	920	2,293,891
Lowe’s Cos., Inc.	12,890	2,909,273
Valvoline, Inc.	87,000	3,263,370
Total		8,466,534

Technology Hardware, Storage & Peripherals 1.46%
NetApp, Inc.	44,940	3,433,416

Trading Companies & Distributors 2.40%
AerCap Holdings NV (Ireland)*(b)	63,050	4,004,936
MRC Global, Inc.*	162,570	1,637,080
Total		5,642,016
Total Common Stocks (cost $224,644,388)		233,333,264

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.48%

Repurchase Agreements 0.48%
Repurchase Agreement dated 6/30/2023, 2.60% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $1,170,200 of U.S. Treasury Note at 3.750% due 05/31/2030; value: $1,156,244; proceeds: $1,133,802 (cost $1,133,556)	$1,133,556	$1,133,556
Total Investments in Securities 99.61% (cost $225,777,944)		234,466,820
Other Assets and Liabilities – Net 0.39%		916,877
Net Assets 100.00%		$235,383,697

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,641,382	$–	$3,641,382
Remaining Industries	229,691,882	–	–	229,691,882
Short-Term Investments
Repurchase Agreements	–	1,133,556	–	1,133,556
Total	$229,691,882	$4,774,938	$–	$234,466,820

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $225,777,944)	$234,466,820
Cash	6
Foreign cash, at value (cost $14,690)	14,748
Receivables:
Investment securities sold	3,527,866
Capital shares sold	1,051,543
Interest and dividends	96,239
From advisor (See Note 3)	17,292
Securities lending income receivable	117
Prepaid expenses	2,454
Total assets	239,177,085
LIABILITIES:
Payables:
Investment securities purchased	3,229,465
Transfer agent fees	210,583
Management fee	139,233
Capital shares reacquired	67,176
Directors’ fees	42,518
Fund administration	7,557
Accrued expenses	96,856
Total liabilities	3,793,388
NET ASSETS	$235,383,697
COMPOSITION OF NET ASSETS:
Paid-in capital	$225,926,922
Total distributable earnings (loss)	9,456,775
Net Assets	$235,383,697
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	14,617,012
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.10

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $14,744)	$2,024,458
Interest and other	46,113
Total investment income	2,070,571
Expenses:
Management fee	798,109
Non 12b-1 service fees	270,255
Shareholder servicing	111,127
Fund administration	43,144
Professional	21,963
Custody	18,403
Reports to shareholders	12,246
Directors’ fees	2,849
Other	17,515
Gross expenses	1,295,611
Expense reductions (See Note 8)	(2,140)
Fees waived and expenses reimbursed (See Note 3)	(128,588)
Net expenses	1,164,883
Net investment income	905,688
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	1,834,435
Net realized gain (loss) on foreign currency related transactions	(1,837)
Net change in unrealized appreciation/depreciation on investments	6,137,586
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,982
Net realized and unrealized gain (loss)	7,972,166
Net Increase in Net Assets Resulting From Operations	$8,877,854

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$905,688	$2,145,067
Net realized gain (loss) on investments and foreign currency related transactions	1,832,598	21,761,097
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,139,568	(60,158,996)
Net increase (decrease) in net assets resulting from operations	8,877,854	(36,252,832)
Distributions to shareholders:	–	(26,291,775)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	131,843,495	55,747,790
Reinvestment of distributions	–	26,291,775
Cost of shares reacquired	(78,937,992)	(161,060,237)
Net increase (decrease) in net assets resulting from capital share transactions	52,905,503	(79,020,672)
Net increase (decrease) in net assets	61,783,357	(141,565,279)
NET ASSETS:
Beginning of period	$173,600,340	$315,165,619
End of period	$235,383,697	$173,600,340

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2023(c)	$15.16	$0.06	$ 0.88	$ 0.94	$ –	$ –	$ –
12/31/2022	20.11	0.18	(2.62)	(2.44)	(0.19)	(2.32)	(2.51)
12/31/2021	16.61	0.15	4.36	4.51	(0.16)	(0.85)	(1.01)
12/31/2020	16.55	0.22	0.05 (f)	0.27	(0.19)	(0.02)	(0.21)
12/31/2019	14.13	0.21	2.84	3.05	(0.21)	(0.42)	(0.63)
12/31/2018	18.86	0.20	(1.78)	(1.58)	(0.28)	(2.87)	(3.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$16.10	6.20 (d)	1.08	(e)	1.20	(e)	0.84	(e)	$235,384	50	(d)
15.16	(11.98)	1.08		1.21		1.03		173,600	62
20.11	27.31	1.08		1.17		0.78		315,166	76
16.61	1.77	1.08		1.19		1.48		302,203	130
16.55	21.51	1.11		1.19		1.35		327,999	124
14.13	(8.16)	1.18		1.19		1.09		207,728	117

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

12

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

13

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .64% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $18,403 of fund administration fees during the six months ended June 30, 2023.

For the six months ended June 30, 2023 and continuing through April 30, 2024, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses such as acquired fund fees and expenses) to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly. One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$2,032,225
Net long-term capital gains	–	24,259,550
Total distributions paid	$–	$26,291,775

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$228,503,253
Gross unrealized gain	14,234,867
Gross unrealized loss	(8,271,300)
Net unrealized security gain (loss)	$5,963,567

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$160,047,251	$107,196,690

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund engaged in cross-trade purchases of $1,308,986 and sales of $63,366 which resulted in a net realized gain of $1,308.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,133,556	$–	$1,133,556
Total	$1,133,556	$–	$1,133,556

16

Notes to Financial Statements (unaudited)(continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,133,556	$–	$–	$(1,133,556)	$–
Total	$1,133,556	$–	$–	$(1,133,556)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

9.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

17

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not have any securities on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value

18

Notes to Financial Statements (unaudited)(concluded)

investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	8,419,314	2,985,626
Reinvestment of distributions	–	1,719,970
Shares reacquired	(5,251,755)	(8,927,942)
Increase (decrease)	3,167,559	(4,222,346)

19

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board took into account changes to the Fund’s portfolio management team. The Board also took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered

20

Approval of Advisory Contract (continued)

Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group, and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and actual management fee of the Fund were both above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

21

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Growth and Income Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class VC
Actual	$1,000.00	$1,049.70	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	4.91%
Consumer Discretionary	7.00%
Consumer Staples	5.42%
Energy	8.20%
Financials	22.86%
Health Care	15.47%
Industrials	15.97%
Information Technology	11.69%
Materials	2.29%
Real Estate	3.21%
Utilities	2.17%
Repurchase Agreements	0.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.10%

COMMON STOCKS 99.10%

Aerospace & Defense 3.45%
Lockheed Martin Corp.	16,090	$7,407,514
Raytheon Technologies Corp.	95,490	9,354,201
Total		16,761,715

Air Freight & Logistics 1.58%
Expeditors International of Washington, Inc.	63,320	7,669,952

Automobiles 1.71%
General Motors Co.	215,750	8,319,320

Banks 5.24%
JPMorgan Chase & Co.	112,830	16,409,995
Wells Fargo & Co.	212,030	9,049,441
Total		25,459,436

Beverages 1.64%
Carlsberg AS Class B(a)	49,640	7,948,910

Biotechnology 2.75%
AbbVie, Inc.	66,500	8,959,545
Biogen, Inc.*	15,360	4,375,296
Total		13,334,841

Building Products 3.24%
Builders FirstSource, Inc.*	54,100	7,357,600
Masco Corp.	146,210	8,389,530
Total		15,747,130

Capital Markets 6.18%
Ameriprise Financial, Inc.	21,340	7,088,294
Charles Schwab Corp.	150,929	8,554,656
KKR & Co., Inc.	124,130	6,951,280
Morgan Stanley	86,850	7,416,990
Total		30,011,220

Chemicals 0.76%
Dow, Inc.	69,460	3,699,440

Investments	Shares	Fair Value
Construction & Engineering 1.86%
EMCOR Group, Inc.	49,010	$9,056,068

Consumer Finance 1.54%
American Express Co.	42,900	7,473,180

Consumer Staples Distribution & Retail 2.79%
BJ’s Wholesale Club Holdings, Inc.*	115,900	7,302,859
Target Corp.	47,350	6,245,465
Total		13,548,324

Electric: Utilities 2.17%
FirstEnergy Corp.	114,910	4,467,701
NextEra Energy, Inc.	81,960	6,081,432
Total		10,549,133

Electronic Equipment, Instruments & Components 1.20%
Teledyne Technologies, Inc.*	14,190	5,833,651

Energy Equipment & Services 2.14%
Schlumberger NV	211,920	10,409,510

Financial Services 3.56%
Fiserv, Inc.*	77,540	9,781,671
PayPal Holdings, Inc.*	112,910	7,534,484
Total		17,316,155

Ground Transportation 1.56%
Norfolk Southern Corp.	33,440	7,582,854

Health Care Equipment & Supplies 1.26%
Becton Dickinson & Co.	23,190	6,122,392

Health Care Providers & Services 6.81%
Laboratory Corp. of America Holdings	31,290	7,551,216
McKesson Corp.	17,010	7,268,543
Molina Healthcare, Inc.*	25,540	7,693,670
UnitedHealth Group, Inc.	21,990	10,569,273
Total		33,082,702

Hotels, Restaurants & Leisure 1.49%
Caesars Entertainment, Inc.* 142,100		7,242,837

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Household Products 0.99%
Procter & Gamble Co.	31,630	$4,799,536

Industrial REITS 1.00%
Prologis, Inc.	39,640	4,861,053

Insurance 6.32%
Allstate Corp.	87,280	9,517,011
Arch Capital Group Ltd.*	89,740	6,717,039
Arthur J Gallagher & Co.	34,370	7,546,621
RenaissanceRe Holdings Ltd.	37,240	6,946,005
Total		30,726,676

Interactive Media & Services 2.49%
Alphabet, Inc. Class A*	101,120	12,104,064

Life Sciences Tools & Services 1.33%
Thermo Fisher Scientific, Inc.	12,340	6,438,395

Machinery 2.33%
Parker-Hannifin Corp.	29,050	11,330,662

Media 1.64%
Comcast Corp. Class A	191,720	7,965,966

Metals & Mining 1.52%
Alcoa Corp.	63,350	2,149,465
Reliance Steel & Aluminum Co.	19,320	5,247,119
Total		7,396,584

Oil, Gas & Consumable Fuels 6.06%
Chesapeake Energy Corp.	110,410	9,239,109
Pioneer Natural Resources Co.	41,530	8,604,185
Shell PLC ADR	191,810	11,581,488
Total		29,424,782

Investments	Shares	Fair Value
Pharmaceuticals 3.32%
Organon & Co.	425,850	$8,861,938
Pfizer, Inc.	197,960	7,261,173
Total		16,123,111

Real Estate Management & Development 1.25%
CBRE Group, Inc. Class A*	75,230	6,071,813

Residential REITS 0.95%
American Homes 4 Rent Class A	130,570	4,628,706

Semiconductors & Semiconductor Equipment 4.07%
KLA Corp.	10,100	4,898,702
Micron Technology, Inc.	125,010	7,889,381
Texas Instruments, Inc.	38,750	6,975,775
Total		19,763,858

Software 4.64%
Adobe, Inc.*	22,780	11,139,192
Microsoft Corp.	33,550	11,425,117
Total		22,564,309
Specialty Retail 3.79%
AutoZone, Inc.*	2,180	5,435,525
Lowe’s Cos., Inc.	26,210	5,915,597
Valvoline, Inc.	188,520	7,071,385
Total		18,422,507

Technology Hardware, Storage & Peripherals 1.77%
NetApp, Inc.	112,550	8,598,820

Trading Companies & Distributors 1.93%
AerCap Holdings NV (Ireland)*(b)	147,550	9,372,376

Wireless Telecommunication Services 0.77%
T-Mobile U.S., Inc.*	27,080	3,761,412

Total Common Stocks (cost $421,586,357)		481,523,400

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.81%

Repurchase Agreements 0.81%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $4,384,700 of U.S. Treasury Note at 2.375% due 05/15/2029; value: $4,006,862; proceeds: $3,929,127 (cost $3,928,276)	$3,928,276	$3,928,276
Total Investments in Securities 99.91% (cost $425,514,633)		485,451,676
Other Assets and Liabilities – Net 0.09%		423,777
Net Assets 100.00%		$485,875,453

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$7,948,910	$–	$7,948,910
Remaining Industries	473,574,490	–	–	473,574,490
Short-Term Investments
Repurchase Agreements	–	3,928,276	–	3,928,276
Total	$473,574,490	$11,877,186	$–	$485,451,676

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $425,514,633)	$485,451,676
Foreign cash, at value (cost $28,297)	28,409
Receivables:
Investment securities sold	5,535,930
Interest and dividends	260,113
Capital shares sold	19,170
Securities lending income receivable	322
Prepaid expenses and other assets	2,034
Total assets	491,297,654
LIABILITIES:
Payables:
Investment securities purchased	3,556,867
Transfer agent fees	808,713
Capital shares reacquired	604,483
Management fee	195,533
Directors’ fees	127,572
Fund administration	15,643
Accrued expenses	113,390
Total liabilities	5,422,201
NET ASSETS	$485,875,453
COMPOSITION OF NET ASSETS:
Paid-in capital	$413,367,695
Total distributable earnings (loss)	72,507,758
Net Assets	$485,875,453
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	14,113,127
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$34.43

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $31,691)	$4,715,980
Securities lending net income	10
Interest and other	52,081
Total investment income	4,768,071
Expenses:
Management fee	1,195,247
Non 12b-1 service fees	597,907
Shareholder servicing	249,420
Fund administration	95,620
Professional	24,765
Reports to shareholders	16,779
Custody	8,307
Directors’ fees	6,708
Other	34,598
Gross expenses	2,229,351
Expense reductions (See Note 8)	(4,415)
Fees waived and expenses reimbursed (See Note 3)	(8,307)
Net expenses	2,216,629
Net investment income	2,551,442
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	9,924,551
Net realized gain (loss) on foreign currency related transactions	(2,733)
Net change in unrealized appreciation/depreciation on investments	10,788,327
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	3,907
Net realized and unrealized gain (loss)	20,714,052
Net Increase in Net Assets Resulting From Operations	$23,265,494

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$2,551,442	$6,890,234
Net realized gain (loss) on investments and foreign currency related transactions	9,921,818	40,540,887
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,792,234	(104,084,605)
Net increase (decrease) in net assets resulting from operations	23,265,494	(56,653,484)
Distributions to shareholders:	–	(47,082,116)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	8,554,410	11,464,087
Reinvestment of distributions	–	47,082,116
Cost of shares reacquired	(32,203,302)	(79,149,333)
Net decrease in net assets resulting from capital share transactions	(23,648,892)	(20,603,130)
Net decrease in net assets	(383,398)	(124,338,730)
NET ASSETS:
Beginning of period	$486,258,851	$610,597,581
End of period	$485,875,453	$486,258,851

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2023(c)	$32.80	$0.18	$1.45	$1.63	$–	$–	$–
12/31/2022	40.04	0.48	(4.29)	(3.81)	(0.48)	(2.95)	(3.43)
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)
12/31/2020	34.57	0.53	0.39	0.92	(0.55)	–	(0.55)
12/31/2019	30.65	0.55	6.31	6.86	(0.58)	(2.36)	(2.94)
12/31/2018	37.15	0.50	(3.53)	(3.03)	(0.52)	(2.95)	(3.47)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$34.43	4.97 (d)	0.93	(e)	0.93	(e)	1.07	(e)	$485,875	16	(d)
32.80	(9.44)	0.93		0.94		1.31		486,259	36
40.04	29.02	0.92		0.93		1.03		610,598	66
34.94	2.70	0.94		0.94		1.70		552,858	67
34.57	22.49	0.94		0.94		1.59		581,851	76
30.65	(8.14)	0.93		0.93		1.35		547,667	89

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments.

12

Notes to Financial Statements (unaudited)(continued)

The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

13

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $8,307 of fund administration fees during the six months ended June 30, 2023.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$6,633,583
Net long-term capital gains	–	40,448,533
Total distributions paid	$–	$47,082,116

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$426,112,965
Gross unrealized gain	86,918,525
Gross unrealized loss	(27,579,814)
Net unrealized security gain (loss)	$59,338,711

15

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$76,143,110	$97,012,249

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,928,276	$–	$3,928,276
Total	$3,928,276	$–	$3,928,276

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$3,928,276	$–	$–		$(3,928,276)	$–
Total	$3,928,276	$–	$–		$(3,928,276)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

9.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

17

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023 the Fund did not have any securities on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate

18

Notes to Financial Statements (unaudited)(concluded)

exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund .

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	259,779	312,982
Reinvestment of distributions	–	1,438,694
Shares reacquired	(969,530)	(2,177,278)
Decrease	(709,751)	(425,602)

19

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of

20

Approval of Advisory Contract (continued)

other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

21

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth and Income Portfolio	LASFGI-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund — Dividend Growth Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Dividend Growth Portfolio Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Dividend Growth Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 – 6/30/23
Class VC
Actual	$1,000.00	$1,085.50	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	1.30%
Consumer Discretionary	9.84%
Consumer Staples	7.12%
Energy	3.70%
Financials	17.37%
Health Care	14.93%
Industrials	11.10%
Information Technology	24.53%
Materials	4.25%
Real Estate	1.16%
Utilities	2.82%
Repurchase Agreements	1.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.37%

COMMON STOCKS 98.37%

Aerospace & Defense 3.60%
Northrop Grumman Corp.	4,700	$2,142,260
Raytheon Technologies Corp.	42,816	4,194,255
Total		6,336,515

Banks 1.96%
Bank of America Corp.	120,541	3,458,321

Beverages 3.07%
Coca-Cola Co.	52,968	3,189,733
Pernod Ricard SA(a)	10,005	2,210,852
Total		5,400,585

Biotechnology 2.37%
AbbVie, Inc.	30,999	4,176,495

Capital Markets 6.57%
Ameriprise Financial, Inc.	7,400	2,457,984
MarketAxess Holdings, Inc.	3,033	792,887
Morgan Stanley	53,800	4,594,520
S&P Global, Inc.	9,300	3,728,277
Total		11,573,668

Chemicals 1.74%
Air Products & Chemicals, Inc.	2,600	778,778
Sherwin-Williams Co.	8,608	2,285,596
Total		3,064,374

Construction Materials 1.44%
Vulcan Materials Co.	11,252	2,536,651

Consumer Staples Distribution & Retail 3.55%
Costco Wholesale Corp.	3,720	2,002,774
Walmart, Inc.	27,080	4,256,434
Total		6,259,208

Electric: Utilities 2.83%
NextEra Energy, Inc.	67,130	4,981,046
Investments	Shares	Fair Value
Electrical Equipment 1.82%
Eaton Corp. PLC	15,959	$3,209,355

Financial Services 4.74%
Jack Henry & Associates, Inc.	8,200	1,372,106
Mastercard, Inc. Class A	17,730	6,973,209
Total		8,345,315

Ground Transportation 1.61%
Union Pacific Corp.	13,900	2,844,218

Health Care Equipment & Supplies 2.27%
Abbott Laboratories	36,600	3,990,132

Health Care Providers & Services 4.05%
Humana, Inc.	6,590	2,946,587
UnitedHealth Group, Inc.	8,700	4,181,568
Total		7,128,155

Hotels, Restaurants & Leisure 4.02%
Churchill Downs, Inc.	11,114	1,546,735
McDonald’s Corp.	10,574	3,155,387
Starbucks Corp.	24,045	2,381,898
Total		7,084,020

Industrial Conglomerates 1.57%
Honeywell International, Inc.	13,300	2,759,750

Industrial REITS 0.63%
Prologis, Inc.	8,993	1,102,812

Information Technology Services 1.59%
Accenture PLC Class A (Ireland)(b)	9,100	2,808,078

Insurance 4.15%
Allstate Corp.	16,589	1,808,864
Arthur J Gallagher & Co.	9,973	2,189,772
Chubb Ltd. (Switzerland)(b)	11,700	2,252,952
RenaissanceRe Holdings Ltd.	5,637	1,051,413
Total		7,303,001

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 2.27%
Danaher Corp.	7,600	$1,824,000
West Pharmaceutical Services, Inc.	5,700	2,180,079
Total		4,004,079

Machinery 2.52%
Parker-Hannifin Corp.	11,398	4,445,676

Media 1.30%
Comcast Corp. Class A	55,151	2,291,524

Metals & Mining 1.08%
Reliance Steel & Aluminum Co.	7,000	1,901,130

Oil, Gas & Consumable Fuels 3.71%
Exxon Mobil Corp.	52,493	5,629,874
Marathon Petroleum Corp.	7,800	909,480
Total		6,539,354

Personal Care Products 0.52%
Estee Lauder Cos., Inc. Class A	4,681	919,255

Pharmaceuticals 4.01%
Eli Lilly & Co.	8,994	4,218,006
Zoetis, Inc.	16,500	2,841,465
Total		7,059,471

Semiconductors & Semiconductor Equipment 7.81%
Analog Devices, Inc.	9,200	1,792,252
Lam Research Corp.	6,261	4,024,947
NVIDIA Corp.	14,100	5,964,582
Texas Instruments, Inc.	11,000	1,980,220
Total		13,762,001

Software 11.05%
Intuit, Inc.	3,900	1,786,941
Microsoft Corp.	39,200	13,349,168
Oracle Corp.	7,111	846,849
Roper Technologies, Inc.	7,258	3,489,646
Total		19,472,604
Investments	Shares	Fair Value
Specialized REITS 0.54%
American Tower Corp.	4,900	$950,306

Specialty Retail 4.78%
Home Depot, Inc.	8,900	2,764,696
Lowe’s Cos., Inc.	10,725	2,420,633
TJX Cos., Inc.	38,200	3,238,978
Total		8,424,307

Technology Hardware, Storage & Peripherals 4.13%
Apple, Inc.	37,541	7,281,828

Textiles, Apparel & Luxury Goods 1.07%
NIKE, Inc. Class B	17,000	1,876,290
Total Common Stocks (cost $155,564,282)		173,289,524

	Principal Amount

SHORT-TERM INVESTMENTS 1.88%

Repurchase Agreements 1.88%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $3,962,400 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $3,383,707; proceeds: $3,318,031 (cost $3,317,312)	$3,317,312	3,317,312
Total Investments in Securities 100.25% (cost $158,881,594)		176,606,836
Other Assets and Liabilities – Net (0.25)%		(437,820)
Net Assets 100.00%		$176,169,016

REITS	Real Estate Investment Trust.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$3,189,733	$2,210,852	$–	$5,400,585
Remaining Industries	167,888,939	–	–	167,888,939
Short-Term Investments
Repurchase Agreements	–	3,317,312	–	3,317,312
Total	$171,078,672	$5,528,164	$–	$176,606,836

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $158,881,594)	$176,606,836
Foreign cash, at value (cost $32)	32
Receivables:
Interest and dividends	128,074
Capital shares sold	3,394
From advisor (See Note 3)	815
Total assets	176,739,151
LIABILITIES:
Payables:
Transfer agent fees	279,083
Capital shares reacquired	130,299
Management fee	77,914
Directors’ fees	21,990
Fund administration	5,666
Accrued expenses	55,183
Total liabilities	570,136
NET ASSETS	$176,169,016
COMPOSITION OF NET ASSETS:
Paid-in capital	$150,609,754
Total distributable earnings (loss)	25,559,262
Net Assets	$176,169,016
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,921,999
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.13

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends	$1,389,404
Interest and other	36,684
Total investment income	1,426,088
Expenses:
Management fee	455,162
Non 12b-1 service fees	207,126
Shareholder servicing	86,045
Fund administration	33,103
Professional	23,998
Reports to shareholders	9,372
Custody	2,905
Directors’ fees	2,233
Other	12,180
Gross expenses	832,124
Expense reductions (See Note 9)	(1,503)
Fees waived and expenses reimbursed (See Note 3)	(11,330)
Net expenses	819,291
Net investment income	606,797
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	6,508,837
Net realized gain (loss) on futures contracts	(21,766)
Net realized gain (loss) on foreign currency related transactions	304
Net change in unrealized appreciation/depreciation on investments	6,156,605
Net change in unrealized appreciation/depreciation on futures contracts	21,605
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	493
Net realized and unrealized gain (loss)	12,666,078
Net Increase in Net Assets Resulting From Operations	$13,272,875

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$606,797	$1,440,941
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	6,487,375	21,120,835
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	6,178,703	(52,643,682)
Net increase (decrease) in net assets resulting from operations	13,272,875	(30,081,906)
Distributions to shareholders:	–	(25,267,673)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	23,928,960	31,822,978
Reinvestment of distributions	–	25,267,673
Cost of shares reacquired	(21,020,992)	(61,903,160)
Net increase (decrease) in net assets resulting from capital share transactions	2,907,968	(4,812,509)
Net increase (decrease) in net assets	16,180,843	(60,162,088)
NET ASSETS:
Beginning of period	$159,988,173	$220,150,261
End of period	$176,169,016	$159,988,173

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2023(c)	$14.86	$0.06	$1.21	$1.27	$–	$–	$–
12/31/2022	20.27	0.15	(2.91)	(2.76)	(0.15)	(2.50)	(2.65)
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)
12/31/2020	15.96	0.16	2.28	2.44	(0.16)	(0.31)	(0.47)
12/31/2019	13.48	0.24	3.31	3.55	(0.25)	(0.82)	(1.07)
12/31/2018	16.02	0.27	(1.03)	(0.76)	(0.30)	(1.48)	(1.78)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$16.13	8.55 (d)	0.99	(e)	1.00	(e)	0.73	(e)	$176,169	29	(d)
14.86	(13.55)	0.99		1.01		0.86		159,988	56
20.27	25.62	0.99		1.01		0.75		220,150	44
17.93	15.42	0.99		1.02		1.01		188,797	64
15.96	26.45	0.96		1.10		1.58		182,728	61
13.48	(4.67)	0.88		1.22		1.68		140,639	58

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into

Notes to Financial Statements (unaudited)(continued)

a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $2,905 of fund administration fees during the six months ended June 30, 2023.

For the six months ended June 30, 2023 and continuing through April 30, 2024, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses such as acquired fund fees and expenses) to an annual rate of 0.99%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly. One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$1,757,825
Net long-term capital gains	–	23,509,848
Total distributions paid	$–	$25,267,673

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$159,559,958
Gross unrealized gain	20,899,618
Gross unrealized loss	(3,852,740)
Net unrealized security gain (loss)	$17,046,878

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$49,540,778	$48,285,611

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts during the six months ended June 30, 2023 (as described in Note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2023, the Fund had futures contracts with unrealized depreciation of $0, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $(21,766) and $21,605 are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 2.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,317,312	$–	$3,317,312
Total	$3,317,312	$–	$3,317,312

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,317,312	$–	$–	$(3,317,312)	$–
Total	$3,317,312	$–	$–	$(3,317,312)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund . Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement

Notes to Financial Statements (unaudited)(continued)

with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023 the Fund did not have any securities on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in

Notes to Financial Statements (unaudited)(concluded)

mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	1,561,520	1,754,530
Reinvestment of distributions	–	1,670,242
Shares reacquired	(1,407,966)	(3,515,388)
Increase (decrease)	153,554	(90,616)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s

Approval of Advisory Contract (concluded)

investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.	SFCS-PORT-3 (08/23)
Dividend Growth Portfolio

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Growth Opportunities Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class VC
Actual	$1,000.00	$1,116.60	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	5.31%
Consumer Discretionary	14.80%
Financials	2.40%
Health Care	20.67%
Industrials	15.59%
Information Technology	36.73%
Repurchase Agreements	4.43%
Money Market Funds(a)	0.06%
Time Deposits(a)	0.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.66%

COMMON STOCKS 96.66%

Aerospace & Defense 4.05%
Axon Enterprise, Inc.*	4,431	$864,577
HEICO Corp.	4,051	716,784
TransDigm Group, Inc.	2,164	1,934,984
Total		3,516,345

Biotechnology 8.48%
Apellis Pharmaceuticals, Inc.*	18,564	1,691,180
Argenx SE ADR*	2,779	1,083,060
Cytokinetics, Inc.*	11,652	380,088
Exact Sciences Corp.*	8,676	814,676
Karuna Therapeutics, Inc.*	4,490	973,657
Krystal Biotech, Inc.*	8,491	996,843
Legend Biotech Corp. ADR*	6,401	441,861
Natera, Inc.*	11,188	544,408
Sarepta Therapeutics, Inc.*	3,853	441,246
Total		7,367,019

Broadline Retail 3.06%
Global-e Online Ltd. (Israel)*(a)	16,340	668,960
MercadoLibre, Inc. (Uruguay)*(a)	1,681	1,991,312
Total		2,660,272

Building Products 0.78%
Trex Co., Inc.*	10,294	674,875

Commercial Services & Supplies 1.19%
Copart, Inc.*	11,372	1,037,240

Communications Equipment 2.44%
Arista Networks, Inc.*	13,077	2,119,259

Construction & Engineering 3.24%
Comfort Systems USA, Inc.	5,088	835,450
EMCOR Group, Inc.	4,649	859,042
Quanta Services, Inc.	5,705	1,120,747
Total		2,815,239

Diversified Consumer Services 1.17%
Duolingo, Inc.*	7,138	1,020,306
Investments	Shares	Fair Value
Electrical Equipment 3.59%
Generac Holdings, Inc.*	5,823	$868,384
Hubbell, Inc.	2,398	795,081
Rockwell Automation, Inc.	4,415	1,454,522
Total		3,117,987

Entertainment 2.92%
Live Nation Entertainment, Inc.*	7,083	645,332
Spotify Technology SA (Sweden)*(a)	11,786	1,892,242
Total		2,537,574

Financial Services 2.42%
Apollo Global Management, Inc.	11,013	845,908
Flywire Corp.*	19,896	617,572
Toast, Inc. Class A*	28,501	643,268
Total		2,106,748

Ground Transportation 2.13%
Old Dominion Freight Line, Inc.	2,328	860,778
Saia, Inc.*	2,881	986,483
Total		1,847,261

Health Care Equipment & Supplies 9.81%
Align Technology, Inc.*	2,115	747,948
Dexcom, Inc.*	15,222	1,956,179
IDEXX Laboratories, Inc.*	1,716	861,827
Inspire Medical Systems, Inc.*	3,490	1,132,993
Insulet Corp.*	3,817	1,100,594
Penumbra, Inc.*	2,628	904,190
Shockwave Medical, Inc.*	3,490	996,081
TransMedics Group, Inc.*	9,764	819,981
Total		8,519,793

Hotels, Restaurants & Leisure 4.84%
Chipotle Mexican Grill, Inc.*	728	1,557,192
DoorDash, Inc. Class A*	11,888	908,481
Hilton Worldwide Holdings, Inc.	2,923	425,442
Wingstop, Inc.	6,574	1,315,852
Total		4,206,967

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Information Technology Services 4.55%
MongoDB, Inc.*	3,334	$1,370,241
Shopify, Inc. Class A (Canada)*(a)	40,034	2,586,196
Total		3,956,437

Life Sciences Tools & Services 2.26%
10X Genomics, Inc. Class A*	22,124	1,235,404
West Pharmaceutical Services, Inc.	1,905	728,605
Total		1,964,009

Media 2.46%
Trade Desk, Inc. Class A*	27,666	2,136,369

Pharmaceuticals 0.38%
Ventyx Biosciences, Inc.*	10,001	328,033

Professional Services 0.80%
Verisk Analytics, Inc.	3,091	698,659

Semiconductors & Semiconductor Equipment 11.76%
First Solar, Inc.*	4,930	937,144
GLOBALFOUNDRIES, Inc.*(b)	6,917	446,700
KLA Corp.	2,758	1,337,685
Lattice Semiconductor Corp.*	23,370	2,245,156
Monolithic Power Systems, Inc.	3,271	1,767,092
ON Semiconductor Corp.*	19,932	1,885,169
Rambus, Inc.*	24,909	1,598,410
Total		10,217,356

Software 18.43%
ANSYS, Inc.*	3,430	1,132,826
Bentley Systems, Inc. Class B	21,971	1,191,487
Cadence Design Systems, Inc.*	6,730	1,578,319
Confluent, Inc. Class A*	33,393	1,179,107
Datadog, Inc. Class A*	6,589	648,226
DoubleVerify Holdings, Inc.*	46,950	1,827,294
Dynatrace, Inc.*	28,670	1,475,645
Fortinet, Inc.*	8,747	661,186
HubSpot, Inc.*	4,075	2,168,267
Investments	Shares	Fair Value
Monday.com Ltd. (Israel)*(a)	4,023	$688,818
Procore Technologies, Inc.*	13,820	899,267
Roper Technologies, Inc.	1,343	645,714
Synopsys, Inc.*	2,451	1,067,190
Workday, Inc. Class A*	3,758	848,895
Total		16,012,241

Specialty Retail 0.96%
Dick’s Sporting Goods, Inc.	6,345	838,746

Textiles, Apparel & Luxury Goods 4.94%
Crocs, Inc.*	5,777	649,566
Deckers Outdoor Corp.*	2,515	1,327,065
Lululemon Athletica, Inc. (Canada)*(a)	3,591	1,359,193
On Holding AG Class A (Switzerland)*(a)	28,875	952,875
Total		4,288,699
Total Common Stocks (cost $74,468,178)		83,987,434

	Principal Amount

SHORT-TERM INVESTMENTS 4.55%
Repurchase Agreements 4.48%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $4,350,200 of U.S. Treasury Note at 2.375% due 05/15/2029; value: $3,975,335; proceeds: $3,898,205 (cost $3,897,361)	$3,897,361	3,897,361

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Investments	Shares	Fair Value
Money Market Funds 0.06%
Fidelity Government Portfolio(c) (cost $49,633)	49,633	$49,633

Time Deposits 0.01%
CitiBank N.A.(c) (cost $5,515)	5,515	5,515
Total Short-Term Investments (cost $3,952,509)		3,952,509
Total Investments in Securities 101.21% (cost $78,420,687)		87,939,943
Other Assets and Liabilities – Net (1.21)%		(1,051,034)
Net Assets 100.00%		$86,888,909

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$83,987,434	$—	$—	$83,987,434
Short-Term Investments
Repurchase Agreements	—	3,897,361	—	3,897,361
Money Market Funds	49,633	—	—	49,633
Time Deposits	—	5,515	—	5,515
Total	$84,037,067	$3,902,876	$—	$87,939,943

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value including $55,216 of securities loaned (cost $78,420,687)	$87,939,943
Receivables:
Investment securities sold	2,442,401
Interest and dividends	3,789
Capital shares sold	1,246
Securities lending income receivable	2,100
Total assets	90,389,479
LIABILITIES:
Payables:
Investment securities purchased	3,177,812
Transfer agent fees	73,672
Capital shares reacquired	56,449
Payable for collateral due to broker for securities lending	55,148
Management fee	40,374
Directors’ fees	16,384
Fund administration	2,485
Accrued expenses	78,246
Total liabilities	3,500,570
NET ASSETS	$86,888,909
COMPOSITION OF NET ASSETS:
Paid-in capital	$90,083,766
Total distributable earnings (loss)	(3,194,857)
Net Assets	$86,888,909
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	9,651,421
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.00

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $112)	$64,465
Securities lending net income	13,612
Interest and other	21,882
Total investment income	99,959
Expenses:
Management fee	185,255
Non 12b-1 service fees	71,567
Shareholder servicing	29,298
Professional	21,847
Fund administration	11,400
Reports to shareholders	6,483
Custody	1,397
Directors’ fees	712
Other	5,656
Gross expenses	333,615
Expense reductions (See Note 8)	(465)
Fees waived and expenses reimbursed (See Note 3)	(1,397)
Net expenses	331,753
Net investment loss	(231,794)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(1,761,929)
Net realized gain (loss) on foreign currency related transactions	2,695
Net change in unrealized appreciation/depreciation on investments	8,525,984
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(2,165)
Net realized and unrealized gain (loss)	6,764,585
Net Increase in Net Assets Resulting From Operations	$6,532,791

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment loss	$(231,794)	$(369,381)
Net realized gain (loss) on investments and foreign currency related transactions	(1,759,234)	(10,397,046)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,523,819	(16,723,785)
Net increase (decrease) in net assets resulting from operations	6,532,791	(27,490,212)
Distributions to shareholders:	—	(7,973,995)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	42,315,385	8,087,906
Reinvestment of distributions	—	7,973,995
Cost of shares reacquired	(11,165,455)	(25,178,720)
Net increase (decrease) in net assets resulting from capital share transactions	31,149,930	(9,116,819)
Net increase (decrease) in net assets	37,682,721	(44,581,026)
NET ASSETS:
Beginning of period	$49,206,188	$93,787,214
End of period	$86,888,909	$49,206,188

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2023(c)	$8.06	$(0.03)	$0.97	$0.94	$–	$9.00
12/31/2022	13.69	(0.06)	(4.24)	(4.30)	(1.33)	8.06
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69
12/31/2020	13.02	(0.10)	5.24	5.14	(1.72)	16.44
12/31/2019	10.48	(0.03)	3.82	3.79	(1.25)	13.02
12/31/2018	14.20	(0.07)	(0.42)	(0.49)	(3.23)	10.48

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
11.66 (d)	1.16	(e)	1.17	(e)	(0.81	)(e)	$86,889	91	(d)
(32.53)	1.25		1.26		(0.61)		49,206	121
6.46	1.20		1.26		(0.85)		93,787	58
39.38	1.25		1.25		(0.72)		128,861	88
36.37	1.22		1.27		(0.27)		124,945	45
(2.89)	1.13		1.29		(0.45)		66,492	39

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

12

Notes to Financial Statements (unaudited)(continued)

values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

13

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $1,397 of fund administration fees during the six months ended June 30, 2023.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$363,598
Net long-term capital gains	–	7,610,397
Total distributions paid	$–	$7,973,995

As of December 31, 2022, the Fund had a capital loss carryforward of $9,966,738, which will carry forward indefinitely.

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$79,159,306
Gross unrealized gain	9,242,926
Gross unrealized loss	(462,289)
Net unrealized security gain (loss)	$8,780,637

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$83,294,462	$53,110,919

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund engaged in cross-trade sales of $394,202 which resulted in a net realized loss of $69,267.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,897,361	$–	$3,897,361
Total	$3,897,361	$–	$3,897,361

16

Notes to Financial Statements (unaudited)(continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,897,361	$–	$–	$(3,897,361)	$–
Total	$3,897,361	$–	$–	$(3,897,361)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

9.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

17

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023 the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$55,216	$55,148

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail

18

Notes to Financial Statements (unaudited)(concluded)

to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	4,872,656	812,206
Reinvestment of distributions	–	874,341
Shares reacquired	(1,328,000)	(2,430,792)
Increase (decrease)	3,544,656	(744,245)

19

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board took into account changes to the Fund’s portfolio management team. The Board also took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered

20

Approval of Advisory Contract (continued)

Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee was below the median of the expense peer group. The Board also noted that the management fee rate for the Fund was reduced effective September 16, 2022. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

21

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Mid Cap Stock Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class VC
Actual	$1,000.00	$1,064.60	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	1.19%
Consumer Discretionary	8.91%
Consumer Staples	5.04%
Energy	5.52%
Financials	20.74%
Health Care	9.82%
Industrials	23.06%
Information Technology	8.40%
Materials	4.81%
Real Estate	5.22%
Utilities	5.69%
Repurchase Agreements	1.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.06%

COMMON STOCKS 99.06%

Aerospace & Defense 2.02%
Curtiss-Wright Corp.	26,360	$4,841,277

Air Freight & Logistics 1.61%
Expeditors International of Washington, Inc.	31,790	3,850,723

Banks 2.33%
Columbia Banking System, Inc.	147,023	2,981,626
East West Bancorp, Inc.	49,000	2,586,710
Total		5,568,336

Beverages 1.63%
Carlsberg AS Class B(a)	24,370	3,902,396

Biotechnology 0.89%
Biogen, Inc.*	7,520	2,142,072

Building Products 3.53%
Builders FirstSource, Inc.*	26,320	3,579,520
Masco Corp.	84,740	4,862,381
Total		8,441,901

Capital Markets 5.46%
Ameriprise Financial, Inc.	12,580	4,178,573
KKR & Co., Inc.	92,020	5,153,120
Moelis & Co. Class A	82,400	3,736,016
Total		13,067,709

Communications Equipment 1.34%
F5, Inc.*	21,960	3,211,870

Construction & Engineering 3.41%
AECOM	44,310	3,752,614
EMCOR Group, Inc.	23,860	4,408,851
Total		8,161,465

Construction Materials 1.87%
Eagle Materials, Inc.	24,050	4,483,401
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.60%
BJ’s Wholesale Club Holdings, Inc.*	60,990	$3,842,980

Containers & Packaging 1.13%
Avery Dennison Corp.	15,820	2,717,876

Electric: Utilities 4.19%
Entergy Corp.	40,630	3,956,143
FirstEnergy Corp.	69,900	2,717,712
Portland General Electric Co.	71,790	3,361,926
Total		10,035,781

Electrical Equipment 1.60%
Sensata Technologies Holding PLC	85,380	3,841,246

Electronic Equipment, Instruments & Components 1.71%
Teledyne Technologies, Inc.*	9,980	4,102,878

Energy Equipment & Services 1.91%
ChampionX Corp.	67,090	2,082,474
NOV, Inc.	28,058	450,050
TechnipFMC PLC (United Kingdom)*(b)	122,108	2,029,435
Total		4,561,959

Financial Services 3.49%
Euronet Worldwide, Inc.*	36,200	4,248,794
Global Payments, Inc.	41,750	4,113,210
Total		8,362,004

Ground Transportation 1.00%
Landstar System, Inc.	12,430	2,393,272

Health Care Providers & Services 7.21%
AmerisourceBergen Corp.	25,030	4,816,523
Laboratory Corp. of America Holdings	16,360	3,948,159
Molina Healthcare, Inc.*	14,970	4,509,563
Tenet Healthcare Corp.*	48,990	3,986,806
Total		17,261,051

Hotels, Restaurants & Leisure 1.80%
Caesars Entertainment, Inc.*	84,730	4,318,688

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Household Durables 1.41%
Helen of Troy Ltd.*	31,240	$3,374,545

Household Products 1.84%
Spectrum Brands Holdings, Inc.	56,360	4,398,898

Industrial REITS 1.08%
First Industrial Realty Trust, Inc.	48,990	2,578,833
Prologis, Inc.	1	123
Total		2,578,956

Insurance 9.61%
Allstate Corp.	40,440	4,409,577
American Financial Group, Inc.	21,581	2,562,744
Arch Capital Group Ltd.*	50,180	3,755,973
Arthur J Gallagher & Co.	16,742	3,676,041
Kemper Corp.	63,180	3,049,067
RenaissanceRe Holdings Ltd.	18,143	3,384,032
White Mountains Insurance Group Ltd.	1,560	2,166,700
Total		23,004,134

Machinery 5.11%
Crane Co.	36,127	3,219,638
Crane NXT Co.	53,230	3,004,301
Parker-Hannifin Corp.	15,420	6,014,417
Total		12,238,356

Media 1.20%
Nexstar Media Group, Inc.	17,220	2,867,991

Metals & Mining 1.83%
Alcoa Corp.	37,680	1,278,482
Reliance Steel & Aluminum Co.	11,460	3,112,422
Total		4,390,904

Multi-Utilities 1.53%
CMS Energy Corp.	62,500	3,671,875

Oil, Gas & Consumable Fuels 3.65%
Chesapeake Energy Corp.	54,890	4,593,195
Devon Energy Corp.	85,730	4,144,188
Total		8,737,383
Investments	Shares	Fair Value
Pharmaceuticals 1.78%
Organon & Co.	205,080	$4,267,715

Professional Services 2.89%
Maximus, Inc.	44,420	3,753,934
WNS Holdings Ltd. ADR*	42,890	3,161,851
Total		6,915,785

Real Estate Management & Development 1.25%
CBRE Group, Inc. Class A*	37,120	2,995,955

Residential REITS 2.19%
American Homes 4 Rent Class A	84,660	3,001,197
Camden Property Trust	20,500	2,231,835
Total		5,233,032

Retail REITS 0.74%
Kimco Realty Corp.	89,750	1,769,870

Semiconductors & Semiconductor Equipment 2.33%
Micron Technology, Inc.	31,510	1,988,596
Teradyne, Inc.	32,220	3,587,053
Total		5,575,649

Software 0.96%
Aspen Technology, Inc.*	13,712	2,298,268

Specialty Retail 3.20%
AutoZone, Inc.*	1,610	4,014,310
Valvoline, Inc.	96,946	3,636,444
Total		7,650,754

Technology Hardware, Storage & Peripherals 2.12%
NetApp, Inc.	66,420	5,074,488

Textiles, Apparel & Luxury Goods 2.56%
Deckers Outdoor Corp.*	4,920	2,596,087
Tapestry, Inc.	82,700	3,539,560
Total		6,135,647

Trading Companies & Distributors 2.05%
AerCap Holdings NV (Ireland)*(b)	77,200	4,903,744
Total Common Stocks (cost $210,152,934)		237,192,834

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.61%

Repurchase Agreements 1.61%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $4,600,200 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $3,928,358; proceeds: $3,852,120 (cost $3,851,286)	$3,851,286	$3,851,286
Total Investments in Securities 100.67% (cost $214,004,220)		241,044,120
Other Assets and Liabilities – Net (0.67)%		(1,615,985)
Net Assets 100.00%		$239,428,135
ADR	American Depositary Receipt.
REITS	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,902,396	$–	$3,902,396
Remaining Industries	233,290,438	–	–	233,290,438
Short-Term Investments
Repurchase Agreements	–	3,851,286	–	3,851,286
Total	$233,290,438	$7,753,682	$–	$241,044,120

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $214,004,220)	$241,044,120
Foreign cash, at value (cost $2)	2
Receivables:
Investment securities sold	2,747,603
Interest and dividends	156,194
Capital shares sold	108,600
Securities lending income receivable	124
Prepaid expenses	364
Total assets	244,057,007
LIABILITIES:
Payables:
Investment securities purchased	3,688,264
Transfer agent fees	605,723
Management fee	140,458
Directors’ fees	62,723
Capital shares reacquired	37,283
Fund administration	7,632
Accrued expenses	86,789
Total liabilities	4,628,872
NET ASSETS	$239,428,135
COMPOSITION OF NET ASSETS:
Paid-in capital	$205,948,783
Total distributable earnings (loss)	33,479,352
Net Assets	$239,428,135
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,745,347
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.57

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $15,455)	$2,179,447
Securities lending net income	10
Interest and other	56,280
Total investment income	2,235,737
Expenses:
Management fee	859,260
Non 12b-1 service fees	292,519
Shareholder servicing	86,873
Fund administration	46,774
Professional	23,549
Reports to shareholders	17,617
Custody	3,876
Directors’ fees	3,260
Other	17,195
Gross expenses	1,350,923
Expense reductions (See Note 8)	(2,204)
Fees waived and expenses reimbursed (See Note 3)	(3,876)
Net expenses	1,344,843
Net investment income	890,894
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	4,492,881
Net realized gain (loss) on foreign currency related transactions	(156)
Net change in unrealized appreciation/depreciation on investments	8,976,658
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	679
Net realized and unrealized gain (loss)	13,470,062
Net Increase in Net Assets Resulting From Operations	$14,360,956

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$890,894	$2,346,427
Net realized gain (loss) on investments and foreign currency related transactions	4,492,725	13,112,666
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,977,337	(47,866,218)
Net increase (decrease) in net assets resulting from operations	14,360,956	(32,407,125)
Distributions to shareholders:	–	(17,084,849)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	10,492,900	8,430,159
Reinvestment of distributions	–	17,084,849
Cost of shares reacquired	(18,360,875)	(37,176,385)
Net decrease in net assets resulting from capital share transactions	(7,867,975)	(11,661,377)
Net increase (decrease) in net assets	6,492,981	(61,153,351)
NET ASSETS:
Beginning of period	$232,935,154	$294,088,505
End of period	$239,428,135	$232,935,154

See Notes to Financial Statements.	9

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2023(c)	$23.09	$0.09	$ 1.39	$ 1.48	$ –	$ –	$ –
12/31/2022	28.02	0.24	(3.39)	(3.15)	(0.21)	(1.57)	(1.78)
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)
12/31/2020	23.74	0.23	0.36	0.59	(0.24)	–	(0.24)
12/31/2019	19.87	0.21	4.27	4.48	(0.21)	(0.40)	(0.61)
12/31/2018	24.51	0.15	(3.83)	(3.68)	(0.17)	(0.79)	(0.96)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$24.57	6.46 (d)	1.15	(e)	1.15	(e)	0.76	(e)	$239,428	25	(d)
23.09	(11.21)	1.15		1.16		0.94		232,935	36
28.02	28.70	1.13		1.14		0.59		294,089	60
24.09	2.50	1.17		1.18		1.11		254,286	67
23.74	22.64	1.17		1.17		0.91		271,120	79
19.87	(15.04)	1.17		1.17		0.64		240,971	50

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

12

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

13

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

14

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $3,876 of fund administration fees during the six months ended June 30, 2023.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

15

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$2,194,948
Net long-term capital gains	–	14,889,901
Total distributions paid	$–	$17,084,849

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$214,397,266
Gross unrealized gain	38,225,721
Gross unrealized loss	(11,578,867)
Net unrealized security gain (loss)	$26,646,854

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$57,462,982	$62,599,213

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund engaged in cross-trade purchases of $51,035.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

16

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,851,286	$–	$3,851,286
Total	$3,851,286	$–	$3,851,286

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,851,286	$–	$–	$(3,851,286)	$–
Total	$3,851,286	$–	$–	$(3,851,286)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

9.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

17

Notes to Financial Statements (unaudited)(continued)

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023 the Fund did not have any securities on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail

18

Notes to Financial Statements (unaudited)(concluded)

to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	440,723	330,942
Reinvestment of distributions	–	738,969
Shares reacquired	(785,311)	(1,475,079)
Decrease	(344,588)	(405,168)

19

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board also took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally,

20

Approval of Advisory Contract (continued)

the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rate of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that although the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee rate was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

21

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Total Return Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

25	Statement of Assets and Liabilities

26	Statement of Operations

27	Statements of Changes in Net Assets

28	Financial Highlights

30	Notes to Financial Statements

45	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Total Return Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 – 6/30/23
Class VC
Actual	$1,000.00	$1,024.40	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Asset Backed Securities	12.38%
Basic Materials	1.19%
Communications	2.52%
Consumer Cyclical	2.44%
Consumer Non-cyclical	6.65%
Energy	4.36%
Financial	15.52%
Foreign Government	3.66%
Industrial	1.58%
Mortgage Backed Securities	9.22%
Municipal	0.09%
Technology	1.03%
U.S. Government	34.29%
Utilities	4.86%
Repurchase Agreements	0.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 110.99%

ASSET-BACKED SECURITIES 14.09%

Automobiles 5.30%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%	7/15/2026	$163,745	$163,369
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,084,666
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	1,500,000	1,432,607
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	416,850	414,643
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	2,380,000	2,391,808
First Investors Auto Owner Trust Series 2021-1A Class E†	3.35%	4/15/2027	1,000,000	922,304
Flagship Credit Auto Trust Series 2018-3 Class E†	5.28%	12/15/2025	1,425,000	1,408,184
Flagship Credit Auto Trust Series 2018-4 Class E†	5.51%	3/16/2026	1,675,000	1,654,711
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	2,010,000	1,971,807
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	2,750,000	2,721,763
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%	10/21/2024	1,312,787	1,304,134
Santander Consumer Auto Receivables Trust Series 2020-BA Class C†	1.29%	4/15/2026	2,081,000	2,029,800
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,264,360
Santander Drive Auto Receivables Trust Series 2020-3 Class D	1.64%	11/16/2026	2,336,347	2,277,470
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	1,009,000	977,771
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	2,310,000	2,246,702
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	2,470,000	2,517,865
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	1,450,000	1,394,134
Westlake Automobile Receivables Trust Series 2021-1A Class E†	2.33%	8/17/2026	1,850,000	1,717,149
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	885,000	873,953
Total				31,769,200

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 8.77%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	$1,630,000	$1,618,636
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.543% (1 mo. USD LIBOR + 1.35%	)#	11/15/2036	2,760,000	2,707,422
ARES XL CLO Ltd. Series 2016-40A Class A1RR†	6.13% (3 mo. USD LIBOR + 0.87%	)#	1/15/2029	604,741	600,939
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	2,765,000	2,737,171
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR†	6.36% (3 mo. USD LIBOR + 1.10%	)#	10/17/2032	1,690,000	1,656,052
Ballyrock CLO Ltd. Series 2018-1A Class A2†	6.85% (3 mo. USD LIBOR + 1.60%	)#	4/20/2031	634,000	619,353
Ballyrock CLO Ltd. Series 2023-23A Class A1†	6.971% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	1,950,000	1,952,389
Barings CLO Ltd. Series 2019-3A Class A1R†	6.32% (3 mo. USD LIBOR + 1.07%	)#	4/20/2031	1,000,000	988,247
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.415% (3 mo. USD LIBOR + 1.15%	)#	4/19/2034	1,370,000	1,344,655
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.431% (3 mo. USD LIBOR + 1.18%	)#	1/14/2032	765,554	756,830
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2031	1,330,000	1,313,562
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1†	6.40% (3 mo. USD LIBOR + 1.14%	)#	4/15/2034	2,860,000	2,816,417
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.46% (3 mo. USD LIBOR + 1.20%	)#	10/17/2031	640,000	634,059
GoldenTree Loan Opportunities X Ltd. Series 2015-10A Class AR†	6.37% (3 mo. USD LIBOR + 1.12%	)#	7/20/2031	750,000	744,396
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,631,776
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,210,003
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032	650,000	491,623
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.616% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	1,350,000	1,328,349
Logan CLO I Ltd. Series 2021-1A Class A†	6.41% (3 mo. USD LIBOR + 1.16%	)#	7/20/2034	1,040,000	1,023,100

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.173% (3 mo. USD LIBOR + 0.90%	)#	7/23/2029	$1,697,206	$1,682,099
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.06% (3 mo. USD LIBOR + 0.80%	)#	1/15/2028	1,246,612	1,239,052
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.55% (3 mo. USD LIBOR + 1.30%	)#	4/20/2033	1,134,614	1,114,191
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	650,000	503,909	(a)
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	1,306,315	1,283,190
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	1,725,420	1,684,289
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029	707,891	703,511
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-35A Class A1†	6.605% (3 mo. USD LIBOR + 1.34%	)#	1/19/2033	660,000	655,856
OCP CLO Ltd. Series 2014-7A Class A1RR†	6.37% (3 mo. USD LIBOR + 1.12%	)#	7/20/2029	1,133,379	1,126,281
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	2,745,000	2,389,241
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	1,442,000	1,400,252
SCF Equipment Leasing LLC Series 2021-1A Class D†	1.93%		9/20/2030	1,369,000	1,212,832
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,935,150	1,705,479
Signal Peak CLO Ltd. Series 2020-8A Class A†	6.52% (3 mo. USD LIBOR + 1.27%	)#	4/20/2033	2,004,915	1,982,360
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	741,079	593,338
TCW CLO Ltd. Series 2022- 1A Class A1†	6.411% (3 mo. USD Term SOFR + 1.34%	)#	4/22/2033	1,500,000	1,479,030
Verizon Master Trust Series 2022-1 Class A	1.04%		1/20/2027	4,500,000	4,489,755
Voya CLO Ltd. Series 2018-2A Class A1†	6.26% (3 mo. USD LIBOR + 1.00%	)#	7/15/2031	1,220,000	1,208,816
Total					52,628,460

Student Loan 0.02%
Towd Point Asset Trust Series 2018-SL1 Class A†	5.75% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	114,109	113,551
Total Asset-Backed Securities (cost $87,701,733)					84,511,211

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 44.96%

Aerospace/Defense 0.29%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	$1,262,000	$1,194,242
TransDigm, Inc.	4.625%		1/15/2029	639,000	569,175
Total					1,763,417

Agriculture 1.60%
BAT Capital Corp.	3.222%		8/15/2024	3,340,000	3,242,442
Cargill, Inc.†	4.00%		6/22/2032	2,907,000	2,690,381
Philip Morris International, Inc.	5.625%		11/17/2029	1,700,000	1,733,532
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	2,000,000	1,927,617
Total					9,593,972

Airlines 0.70%
American Airlines, Inc.†	7.25%		2/15/2028	632,000	628,890
American Airlines, Inc.†	11.75%		7/15/2025	627,000	688,087
British Airways Pass-Through Trust Class A (United Kingdom)†(b)	4.25%		5/15/2034	1,067,502	975,661
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287,000	1,315,372
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	7.875%		5/1/2027	656,000	589,990
Total					4,198,000

Apparel 0.09%
PVH Corp.	7.75%		11/15/2023	561,000	562,517

Auto Manufacturers 0.26%
Ford Motor Co.	3.25%		2/12/2032	2,007,000	1,580,722

Banks 13.19%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	608,689
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,633,000	2,248,114
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	1,306,000	1,082,878
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%	)#	3/15/2025	1,455,000	1,426,470
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,744,627
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	1,059,000	1,034,612
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	871,769

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%	)#	6/9/2026	$1,914,000	$1,771,142
BNP Paribas SA (France)†(b)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	1,296,000	1,173,630
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	816,000	691,058
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,072,901
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	4,576,000	4,234,975
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	605,000	594,659
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025	1,375,000	1,302,629
Danske Bank AS (Denmark)†(b)	3.773% (1 yr. CMT + 1.45%	)#	3/28/2025	2,812,000	2,749,279
Danske Bank AS (Denmark)†(b)	4.375%		6/12/2028	200,000	184,858
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	1,271,000	1,202,644
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,400,000	1,121,966
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD Term SOFR + 1.47%	)#	3/11/2025	1,218,000	1,194,544
Intesa Sanpaolo SpA (Italy)†(b)	6.625%		6/20/2033	1,782,000	1,777,035
JPMorgan Chase & Co.	2.739% (3 mo. USD Term SOFR + 1.51%	)#	10/15/2030	2,124,000	1,831,652
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	2,477,000	2,317,334
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	1,015,000	966,213
Lloyds Banking Group PLC (United Kingdom)(b)	3.90%		3/12/2024	1,533,000	1,509,344
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	1,762,000	1,610,353
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	516,000	434,564
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,612,707
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	1,931,000	1,829,241
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	760,000	755,826
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	2,077,000	1,651,623

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	$1,088,000	$825,976
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	912,000	876,861
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	5,916,000	5,633,441
NatWest Group PLC (United Kingdom)(b)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	808,000	796,768
NatWest Group PLC (United Kingdom)(b)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	1,205,000	1,233,135
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	1,456,000	1,491,601
State Street Corp.	4.164% (SOFR + 1.73%	)#	8/4/2033	994,000	921,122
Toronto-Dominion Bank (Canada)(b)	4.456%		6/8/2032	800,000	759,756
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,623,000	1,516,772
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	2,235,000	2,026,125
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,399,000	1,377,637
UBS Group AG (Switzerland)†(b)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	1,127,000	988,145
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,313,000	1,128,545
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	830,913
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	1,403,000	1,389,749
UBS Group AG (Switzerland)†(b)	6.442% (SOFR + 3.70%	)#	8/11/2028	1,259,000	1,264,701
Wachovia Corp.	7.574%	(c)	8/1/2026	660,000	689,647
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	1,422,000	1,333,019
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,043,000	4,497,527
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	1,349,000	1,155,072
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,745,672
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	1,069,000	1,062,669
Total					79,152,189

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.35%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	$2,121,000	$2,103,845

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	375,000	363,990

Building Materials 0.30%
Griffon Corp.	5.75%		3/1/2028	648,000	606,730
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	645,000	609,079
Standard Industries, Inc.†	4.375%		7/15/2030	677,000	586,957
Total					1,802,766

Chemicals 0.55%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	649,000	565,136
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,351,000	2,097,013
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	622,000	604,335
Total					3,266,484

Coal 0.15%
SunCoke Energy, Inc.†	4.875%		6/30/2029	1,043,000	877,181

Commercial Services 0.40%
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.00%		7/30/2027	670,000	568,180
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(b)	4.625%		6/1/2028	702,000	591,347
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%		4/1/2028	677,000	623,801
Garda World Security Corp. (Canada)†(b)	7.75%		2/15/2028	595,000	591,246
Total					2,374,574

Computers 0.14%
Leidos, Inc.	5.75%		3/15/2033	825,000	820,004

Cosmetics/Personal Care 0.20%
Haleon U.S. Capital LLC	3.625%		3/24/2032	1,343,000	1,204,533

Diversified Financial Services 2.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	523,000	519,431
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	948,585
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033	1,180,000	1,114,027
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	723,786
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,888,189
Aviation Capital Group LLC†	6.375%		7/15/2030	1,471,000	1,460,021

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	$2,161,000	$1,922,181
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	1,300,000	1,211,995
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,133,903
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	469,000	442,628
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	553,602
OneMain Finance Corp.	5.375%		11/15/2029	700,000	595,775
Total					12,514,123

Electric 4.64%
AEP Texas, Inc.	5.40%		6/1/2033	731,000	727,704
AES Corp.†	3.95%		7/15/2030	1,138,000	1,021,261
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	1,186,123	871,451
Ausgrid Finance Pty. Ltd. (Australia)†(b)	4.35%		8/1/2028	1,118,000	1,057,303
Calpine Corp.†	5.125%		3/15/2028	670,000	598,834
Constellation Energy Generation LLC	6.25%		10/1/2039	1,303,000	1,353,025
Duke Energy Corp.	4.50%		8/15/2032	2,578,000	2,431,395
Duke Energy Indiana LLC	5.40%		4/1/2053	712,000	718,811
Electricite de France SA (France)†(b)	6.25%		5/23/2033	1,871,000	1,903,271
Eskom Holdings SOC Ltd. (South Africa)(b)	6.35%		8/10/2028	634,000	592,023
Indiana Michigan Power Co.	5.625%		4/1/2053	717,000	737,217
Indianapolis Power & Light Co.†	5.65%		12/1/2032	2,543,000	2,596,466
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	1,535,000	1,381,819
National Grid PLC (United Kingdom)(b)	5.809%		6/12/2033	1,858,000	1,891,953
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	475,145
Oklahoma Gas & Electric Co.	5.40%		1/15/2033	2,346,000	2,385,657
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	3.00%		6/30/2030	1,390,000	1,190,294
PG&E Corp.	5.00%		7/1/2028	640,000	587,853
Southern Co.	4.475%	(c)	8/1/2024	2,400,000	2,357,068
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,061,000	2,957,131
Total					27,835,681

Engineering & Construction 0.16%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	1,040,000	937,498

Entertainment 0.54%
Cinemark USA, Inc.†	5.875%		3/15/2026	627,000	595,474
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	609,000	545,634
Warnermedia Holdings, Inc.	3.428%		3/15/2024	2,151,000	2,112,467
Total					3,253,575

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.20%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	$709,000	$614,423
Post Holdings, Inc.†	4.625%	4/15/2030	675,000	592,268
Total				1,206,691

Gas 0.80%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	704,000	565,058
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,378,984
National Fuel Gas Co.	5.50%	1/15/2026	1,622,000	1,599,745
Southwest Gas Corp.	4.05%	3/15/2032	1,373,000	1,237,352
Total				4,781,139

Hand/Machine Tools 0.22%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,336,000	1,338,463

Health Care-Products 0.69%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	2,613,000	2,646,125
Revvity, Inc.	0.85%	9/15/2024	1,605,000	1,509,204
Total				4,155,329

Health Care-Services 2.17%
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	655,000	601,786
Centene Corp.	2.45%	7/15/2028	810,000	693,134
Centene Corp.	3.375%	2/15/2030	3,543,000	3,048,185
Centene Corp.	4.25%	12/15/2027	869,000	813,306
Elevance Health, Inc.	2.25%	5/15/2030	2,100,000	1,760,613
Elevance Health, Inc.	5.50%	10/15/2032	1,327,000	1,365,132
Humana, Inc.	1.35%	2/3/2027	1,608,000	1,400,027
Humana, Inc.	5.875%	3/1/2033	2,041,000	2,122,076
Tenet Healthcare Corp.	6.125%	10/1/2028	629,000	606,142
Tenet Healthcare Corp.†	6.75%	5/15/2031	593,000	595,186
Total				13,005,587

Insurance 0.76%
Assurant, Inc.	2.65%	1/15/2032	595,000	446,084
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,609,481
Metropolitan Life Global Funding I†	4.05%	8/25/2025	444,000	427,993
Metropolitan Life Global Funding I†	5.15%	3/28/2033	910,000	900,697
New York Life Global Funding†	4.55%	1/28/2033	1,214,000	1,170,461
Total				4,554,716

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.67%
Netflix, Inc.	6.375%	5/15/2029	$2,364,000	$2,503,240
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	1,660,000	1,501,098
Total				4,004,338

Iron-Steel 0.09%
U.S. Steel Corp.	6.875%	3/1/2029	531,000	525,833

Leisure Time 0.32%
Life Time, Inc.†	5.75%	1/15/2026	325,000	317,016
NCL Corp. Ltd.†	5.875%	2/15/2027	649,000	632,372
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	688,000	644,036
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	297,000	312,074
Total				1,905,498

Lodging 0.20%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	669,000	596,041
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	650,000	616,488
Total				1,212,529

Machinery-Diversified 0.43%
Chart Industries, Inc.†	9.50%	1/1/2031	579,000	614,909
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	2,097,000	1,963,381
Total				2,578,290

Media 0.39%
DISH Network Corp.†	11.75%	11/15/2027	567,000	553,982
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,105,000	1,793,083
Total				2,347,065

Mining 0.72%
Corp. Nacional del Cobre de Chile (Chile)†(b)	5.125%	2/2/2033	1,213,000	1,197,581
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	1,046,000	894,568
Freeport Indonesia PT (Indonesia)(b)	5.315%	4/14/2032	1,228,000	1,164,250
Glencore Funding LLC†	4.875%	3/12/2029	1,115,000	1,074,626
Total				4,331,025

Oil & Gas 3.21%
California Resources Corp.†	7.125%	2/1/2026	642,000	645,788
Callon Petroleum Co.†	8.00%	8/1/2028	633,000	626,616
Civitas Resources, Inc.†	8.375%	7/1/2028	749,000	758,400
Comstock Resources, Inc.†	6.75%	3/1/2029	666,000	610,034
Continental Resources, Inc.†	5.75%	1/15/2031	3,764,000	3,579,697
Diamondback Energy, Inc.	3.125%	3/24/2031	2,136,000	1,830,668

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Earthstone Energy Holdings LLC†	8.00%		4/15/2027	$609,000	$588,735
Ecopetrol SA (Colombia)(b)(d)	8.625%		1/19/2029	612,000	614,173
EQT Corp.	7.00%		2/1/2030	3,141,000	3,291,548
Occidental Petroleum Corp.	6.625%		9/1/2030	2,022,000	2,102,880
OQ SAOC (Oman)†(b)	5.125%		5/6/2028	630,000	598,411
Ovintiv, Inc.	6.50%		2/1/2038	1,193,000	1,171,215
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028	658,000	615,651
Petroleos Mexicanos (Mexico)(b)	6.70%		2/16/2032	2,172,000	1,653,401
Vital Energy, Inc.	9.50%		1/15/2025	579,000	575,283
Total					19,262,500

Packaging & Containers 0.20%
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	598,000	594,764
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%		10/15/2028	699,000	606,046
Total					1,200,810

Pharmaceuticals 2.01%
Bayer Corp.†	6.65%		2/15/2028	670,000	700,721
BellRing Brands, Inc.†	7.00%		3/15/2030	577,000	581,253
Cigna Group	2.40%		3/15/2030	2,832,000	2,407,949
CVS Health Corp.	1.75%		8/21/2030	1,631,000	1,302,366
CVS Health Corp.	3.25%		8/15/2029	3,857,000	3,465,948
CVS Health Corp.	5.05%		3/25/2048	1,112,000	1,025,771
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.75%		5/19/2033	2,601,000	2,592,211
Total					12,076,219

Pipelines 1.61%
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078	688,000	579,981
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	570,243
CNX Midstream Partners LP†	4.75%		4/15/2030	637,000	540,925
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	737,463
EIG Pearl Holdings Sarl (Luxembourg)†(b)	3.545%		8/31/2036	1,650,000	1,410,725
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	1,813,000	1,408,164
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,360,000	1,332,981
NGPL PipeCo LLC†	3.25%		7/15/2031	1,170,000	965,838
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	1,512,000	1,506,716
Venture Global LNG, Inc.†	8.375%		6/1/2031	593,000	598,638
Total					9,651,674

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 1.63%
American Tower Corp.	2.40%	3/15/2025	$949,000	$894,077
American Tower Corp.	2.95%	1/15/2025	497,000	475,591
American Tower Corp.	3.80%	8/15/2029	2,800,000	2,557,809
American Tower Corp.	5.55%	7/15/2033	733,000	738,710
Crown Castle, Inc.	2.10%	4/1/2031	1,001,000	801,798
Crown Castle, Inc.	3.30%	7/1/2030	2,308,000	2,041,610
EPR Properties	4.95%	4/15/2028	732,000	654,739
Trust Fibra Uno (Mexico)†(b)	4.869%	1/15/2030	700,000	619,123
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	1,000,000	994,736
Total				9,778,193

Retail 0.29%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	538,000	556,846
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	617,000	563,691
SRS Distribution, Inc.†	4.625%	7/1/2028	681,000	608,923
Total				1,729,460

Semiconductors 0.25%
Broadcom, Inc.†	4.15%	4/15/2032	983,000	890,851
Entegris, Inc.†	3.625%	5/1/2029	700,000	603,918
Total				1,494,769

Software 0.78%
Cloud Software Group, Inc.†	6.50%	3/31/2029	679,000	605,214
Oracle Corp.	2.875%	3/25/2031	2,024,000	1,728,495
Oracle Corp.	6.25%	11/9/2032	1,130,000	1,199,970
Workday, Inc.	3.80%	4/1/2032	1,290,000	1,161,848
Total				4,695,527

Telecommunications 1.41%
AT&T, Inc.	4.30%	2/15/2030	2,000,000	1,899,399
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,048,000	905,236
Sprint Capital Corp.	6.875%	11/15/2028	520,000	551,665
Sprint Capital Corp.	8.75%	3/15/2032	1,122,000	1,357,308
T-Mobile USA, Inc.	3.50%	4/15/2025	853,000	820,546
T-Mobile USA, Inc.	3.875%	4/15/2030	3,200,000	2,949,970
Total				8,484,124

Trucking & Leasing 0.20%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	1,314,000	1,203,779
Total Corporate Bonds (cost $283,505,825)				269,728,629

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 0.74%

Lodging 0.25%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.939% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	$1,489,229	$1,489,758

Media 0.40%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% (3 mo. USD Term SOFR + 1.75%	)	4/30/2025	1,494,046	1,494,980
Charter Communications Operating LLC 2019 Term Loan B2	6.795% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	895,349	891,055
Total					2,386,035

Utility 0.09%
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.896% - 6.94% (1 mo. USD LIBOR + 1.75%	)	12/31/2025	586,658	585,925
Total Floating Rate Loans (cost $4,471,518)					4,461,718

FOREIGN GOVERNMENT OBLIGATIONS(b) 4.16%

Bahrain 0.10%
Bahrain Government International Bonds†	6.75%		9/20/2029	600,000	597,188

Canada 1.14%
Province of Quebec	3.625%		4/13/2028	7,100,000	6,850,781

Costa Rica 0.20%
Costa Rica Government International Bonds†	6.55%		4/3/2034	1,200,000	1,206,600

Japan 0.45%
Japan International Cooperation Agency	4.00%		5/23/2028	2,800,000	2,710,934

Mexico 0.25%
Mexico Government International Bonds	4.875%		5/19/2033	1,560,000	1,491,454

Norway 0.50%
Kommunalbanken AS	1.125%		10/26/2026	3,368,000	3,002,651

Panama 0.24%
Panama Government International Bonds	2.252%		9/29/2032	1,848,000	1,416,800

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	$640,000	$537,399

South Africa 0.09%
Republic of South Africa Government International Bonds	5.875%		4/20/2032	645,000	572,704

Sweden 1.00%
Svensk Exportkredit AB	4.125%		6/14/2028	6,043,000	5,974,613

Turkey 0.10%
Turkey Government International Bonds	4.25%		4/14/2026	670,000	600,303
Total Foreign Government Obligations (cost $25,416,241)					24,961,427

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.72%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.111%	#(f)	2/25/2032	2,418,407	177,266
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	2,161,000	1,866,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(f)	8/25/2032	2,510,000	2,255,640
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,307,149)					4,299,888

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.38%
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 7/1/2051	3,327,989	2,848,669
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	1,055,716	984,453
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,679,622	2,602,356
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	5,655,368	5,590,080
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	5,881,342	4,822,897
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	29,427,410	25,337,673
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	4,644,079	4,160,309
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	3,898,823	3,604,522
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	4,469,945	4,235,771

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.26% (1 yr. USD LIBOR + 1.79%	)#	3/1/2042	$90,859	$92,069
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	4,029,861	3,988,113
Government National Mortgage Association(g)	3.00%		TBA	8,750,000	7,824,325
Government National Mortgage Association(g)	3.50%		TBA	1,525,000	1,409,314
Government National Mortgage Association(g)	4.00%		TBA	5,367,000	5,082,507
Government National Mortgage Association(g)	4.50%		TBA	7,832,000	7,563,387
Government National Mortgage Association(g)	5.00%		TBA	17,982,000	17,665,910
Government National Mortgage Association(g)	5.50%		TBA	12,517,000	12,453,437
Government National Mortgage Association(g)	6.00%		TBA	9,959,000	10,021,244
Government National Mortgage Association(g)	6.50%		TBA	7,725,000	7,854,152
Uniform Mortgage-Backed Security(g)	2.00%		TBA	1,917,000	1,566,024
Uniform Mortgage-Backed Security(g)	4.00%		TBA	2,967,000	2,787,010
Uniform Mortgage-Backed Security(g)	5.00%		TBA	3,928,000	3,901,455
Uniform Mortgage-Backed Security(g)	5.50%		TBA	10,209,000	10,198,503
Uniform Mortgage-Backed Security(g)	6.00%		TBA	3,292,000	3,320,548
Uniform Mortgage-Backed Security(g)	6.50%		TBA	2,272,000	2,318,840
Total Government Sponsored Enterprises Pass-Throughs (cost $155,569,636)					152,233,568

MUNICIPAL BONDS 0.10%

Government
New York City Transitional Finance Authority Future Tax Secured Revenue NY (cost $767,823)	1.95%		8/1/2034	795,000	593,502

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.40%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(f)	12/25/2059	62,697	57,984
Bank Series 2021-BN35 Class A5	2.285%		6/15/2064	606,000	487,772
Bank Series 2022-BNK44 Class A5	5.937%	#(f)	11/15/2055	550,000	571,158
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.218% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	655,000	539,711
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.572% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	288,000	233,589
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.443% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	1,080,000	1,054,266

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	$1,130,000	$1,148,754
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(f)	3/25/2060	1,487,618	1,383,413
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.882% (1 mo. USD LIBOR + 0.69%	)#	10/15/2038	499,499	485,374
BX Trust Series 2021-ARIA Class E†	7.438% (1 mo. USD LIBOR + 2.24%	)#	10/15/2036	2,300,000	2,173,634
CIM Trust Series 2021-J3 Class A1†	2.50%	#(f)	6/25/2051	2,115,966	1,708,680
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class D†	2.85%		2/10/2049	1,250,000	493,975
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	1,460,000	1,395,357
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048	1,228,000	1,149,438
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	1,000,000	977,615
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	1.083%	#(f)	8/10/2047	433,132	2,881
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class C	4.433%	#(f)	7/10/2050	730,000	635,609
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(c)	4/25/2065	70,017	68,915
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS	3.321%		12/15/2052	708,895	596,550
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(f)	2/25/2050	188,192	173,738
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(f)	8/25/2066	803,884	667,307
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.948% (1 mo. USD LIBOR + 0.75%	)#	10/15/2038	560,989	545,523
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA3 Class M2†	7.167% (30 day USD SOFR Average + 2.10%	)#	10/25/2033	1,290,000	1,266,426
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA6 Class M2†	6.567% (30 day USD SOFR Average + 1.50%	)#	10/25/2041	1,427,000	1,392,393
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-DNA7 Class M2†	6.867% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	1,000,000	964,608
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.367% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	1,881,858	1,894,739

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022- HQA2 Class M1A†	7.717% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	$939,979	$956,162
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023- DNA2 Class M1A†	7.167% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	1,559,710	1,565,129
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M2†	7.067% (30 day USD SOFR Average + 2.00%	)#	11/25/2041	790,000	769,597
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05 Class 1M2†(d)	8.167% (30 day USD SOFR Average + 3.10%	)#	6/25/2043	750,000	753,754
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.617% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	820,000	804,080
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.367% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,155,910	1,161,040
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(f)	6/25/2051	1,479,480	1,194,707
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	1,354,113	1,096,842
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(f)	10/25/2057	2,345,241	2,151,214
Great Wolf Trust Series 2019-WOLF Class A†	6.296% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036	3,216,000	3,179,723
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.143% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	681,826	537,987
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.844% (1 mo. USD LIBOR + 4.65%	)#	5/15/2026	1,230,000	756,215
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.342% (1 mo. USD Term SOFR + 2.19%	)#	8/15/2039	780,000	781,752
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	1,120,252	907,413

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	$1,734,035	$1,404,582
GS Mortgage-Backed Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(f)	2/25/2053	1,225,558	1,074,447
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.463% (1 mo. USD LIBOR + 1.27%	)#	11/15/2035	542,000	524,319
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(f)	4/25/2052	1,194,017	967,164
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	1,122,726	946,550
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class C	4.368%	#(f)	7/15/2048	374,000	320,577
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA	0.684%	#(f)	7/15/2050	14,079,651	112,850
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(f)	1/26/2060	71,396	64,553
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.717% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	2,033,348	2,004,267
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	34,059	32,253
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	16,831	15,582
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(f)	4/25/2065	372,541	342,968
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(c)	1/25/2060	114,168	107,138
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(c)	5/25/2065	480,096	433,787
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(f)	2/25/2066	959,940	806,740
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	258,928	230,734
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class D†	4.435%	#(f)	7/15/2046	364,000	72,802
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class AS	3.785%	#(f)	11/15/2050	1,629,962	1,450,037
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(f)	9/25/2051	979,608	793,491
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,356,210)					50,389,865

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 12.44%
U.S. Treasury Bonds	2.25%	5/15/2041	$3,113,000	$2,399,989
U.S. Treasury Bonds	3.625%	5/15/2053	5,801,000	5,576,211
U.S. Treasury Bonds	3.875%	5/15/2043	21,448,000	20,931,907
U.S. Treasury Inflation-Indexed Bonds(h)	1.50%	2/15/2053	6,205,430	6,030,600
U.S. Treasury Notes	3.375%	5/15/2033	3,638,000	3,508,965
U.S. Treasury Notes	3.875%	4/30/2025	12,250,000	12,012,656
U.S. Treasury Notes	4.00%	6/30/2028	17,965,000	17,868,158
U.S. Treasury Notes	4.25%	5/31/2025	6,372,000	6,292,226
Total U.S. Treasury Obligations (cost $75,218,569)				74,620,712
Total Long-Term Investments (cost $690,314,704)				665,800,520

SHORT-TERM INVESTMENTS 2.82%

U.S. Treasury Obligations 2.59%
U.S. Treasury Inflation-Indexed Notes(h) (Cost $15,549,330)	0.375%	7/15/2023	15,555,390	15,544,505

Repurchase Agreements 0.23%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $1,673,000 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $1,428,665; proceeds: $1,400,947 (cost $1,400,643)			1,400,643	1,400,643
Total Short-Term Investments (cost $16,949,973)				16,945,148
Total Investments in Securities 113.81% (cost $707,264,677)				682,745,668
Other Assets and Liabilities – Net(i) (13.81)%				(82,844,477)
Net Assets 100.00%				$599,901,191

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $212,366,009, which represents 35.40% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Securities purchased on a when-issued basis (See Note 2(k)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2023.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at June 30, 2023(1):

Referenced Indexes	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.S40(4)(5)	Goldman Sachs	5.00%	6/20/2028	$11,970,000	$136,455	$197,871	$334,326

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $197,871. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	September 2023	323	Short	$(38,598,348)	$(38,255,312)	$ 343,036
U.S. 5-Year Treasury Note	September 2023	447	Short	(48,468,205)	(47,870,906)	597,299
U.S. Ultra Treasury Bond	September 2023	282	Long	38,034,466	38,413,688	379,222
Total Unrealized Appreciation on Futures Contracts						$1,319,557

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	421	Long	$86,321,618	$85,607,718	$ (713,900)
U.S. Long Bond	September 2023	189	Long	24,035,306	23,985,281	(50,025)
Total Unrealized Depreciation on Futures Contracts						$ (763,925)

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1) :

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$52,124,551	$503,909	$52,628,460
Remaining Industries	—	31,882,751	—	31,882,751
Corporate Bonds	—	269,728,629	—	269,728,629
Floating Rate Loans	—	4,461,718	—	4,461,718
Foreign Government Obligations	—	24,961,427	—	24,961,427
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	4,299,888	—	4,299,888
Government Sponsored Enterprises Pass-Throughs	—	152,233,568	—	152,233,568
Municipal Bonds	—	593,502	—	593,502
Non-Agency Commercial Mortgage-Backed Securities	—	50,389,865	—	50,389,865
U.S. Treasury Obligations	—	74,620,712	—	74,620,712
Short-Term Investments
U.S. Treasury Obligations	—	15,544,505	—	15,544,505
Repurchase Agreements	—	1,400,643	—	1,400,643
Total	$—	$682,241,759	$503,909	$682,745,668

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$334,326	$—	$334,326
Liabilities	—	—	—	—
Futures Contracts
Assets	1,319,557	—	—	1,319,557
Liabilities	(763,925)	—	—	(763,925)
Total	$555,632	$334,326	$—	$889,958

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

24	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $707,264,677)	$682,745,668
Deposits with brokers for futures collateral	2,053,351
Deposits with brokers for swaps collateral	1,863,129
Foreign cash, at value (cost $24)	24
Receivables:
Investment securities sold	141,279,237
Interest	4,965,698
Capital shares sold	1,242,802
Variation Margin for futures contracts	406,357
Variation margin receivable for centrally cleared swap agreements	85,971
Prepaid expenses	3,100
Total assets	834,645,337
LIABILITIES:
Payables:
Investment securities purchased	232,619,867
Transfer agent fees	943,303
To bank	779,685
Management fee	137,636
Capital shares reacquired	97,396
Directors’ fees	59,812
Fund administration	19,662
Accrued expenses	86,785
Total liabilities	234,744,146
NET ASSETS	$599,901,191
COMPOSITION OF NET ASSETS:
Paid-in capital	$697,956,765
Total distributable earnings (loss)	(98,055,574)
Net Assets	$599,901,191
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	41,984,327
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.29

See Notes to Financial Statements.	25

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Interest and other (net of foreign withholding taxes of $161)	$13,934,831
Interest earned from Interfund Lending (See Note 11)	1,448
Total investment income	13,936,279
Expenses:
Management fee	832,652
Non 12b-1 service fees	743,598
Shareholder servicing	309,512
Fund administration	118,950
Professional	32,117
Custody	13,584
Reports to shareholders	12,145
Directors’ fees	8,047
Other	38,889
Gross expenses	2,109,494
Expense reductions (See Note 9)	(5,326)
Fees waived and expenses reimbursed (See Note 3)	(13,584)
Net expenses	2,090,584
Net investment income	11,845,695
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(6,476,651)
Net realized gain (loss) on futures contracts	(1,099,246)
Net realized gain (loss) on swap contracts	271,200
Net change in unrealized appreciation/depreciation on investments	7,800,029
Net change in unrealized appreciation/depreciation on futures contracts	1,643,707
Net change in unrealized appreciation/depreciation on swap contracts	187,654
Net realized and unrealized gain (loss)	2,326,693
Net Increase in Net Assets Resulting From Operations	$14,172,388

26	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$11,845,695	$16,081,392
Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency related transactions	(7,304,697)	(72,253,343)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	9,631,390	(36,817,549)
Net increase (decrease) in net assets resulting from operations	14,172,388	(92,989,500)
Distributions to shareholders	—	(19,978,214)
Return of Capital	—	(1,072,532)
Total distributions to shareholders	—	(21,050,746)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	40,449,889	115,361,526
Reinvestment of distributions	—	21,050,746
Cost of shares reacquired	(39,817,038)	(97,899,074)
Net increase in net assets resulting from capital share transactions	632,851	38,513,198
Net increase (decrease) in net assets	14,805,239	(75,527,048)
NET ASSETS:
Beginning of period	$585,095,952	$660,623,000
End of period	$599,901,191	$585,095,952

See Notes to Financial Statements.	27

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital	Total distri- butions
6/30/2023(c)	$13.95	$0.28	$0.06	$0.34	$–	$–	$–	$–
12/31/2022	16.85	0.41	(2.77)	(2.36)	(0.48)	(0.03)	(0.03)	(0.54)
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	–	(0.46)
12/31/2020	16.85	0.36	0.88	1.24	(0.42)	(0.33)	–	(0.75)
12/31/2019	15.96	0.42	0.92	1.34	(0.45)	–	–	(0.45)
12/31/2018	16.65	0.44	(0.60)	(0.16)	(0.53)	–	–	(0.53)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements %		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$ 14.29	2.44 (d)	0.70	(e)	0.71	(e)	3.98	(e)	$599,901	226	(d)
13.95	(14.05)	0.71		0.71		2.70		585,096	485
16.85	(0.24)	0.70		0.71		1.59		660,623	376
17.34	7.43	0.71		0.72		2.05		683,584	541
16.85	8.41	0.71		0.78		2.50		651,469	715
15.96	(1.03)	0.67		0.89		2.70		561,610	611

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services,

Notes to Financial Statements (unaudited)(continued)

which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions,

Notes to Financial Statements (unaudited)(continued)

if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Notes to Financial Statements (unaudited)(continued)

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2023, the Fund did not invest in reverse repurchase agreements.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2023, the Fund did not have loan commitments.

(o)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(p)	Interest Rate Swaps–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap contract agreement, changes in the underlying value of the swap contract are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of

Notes to Financial Statements (unaudited)(continued)

non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(q)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .28% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $13,584 of fund administration fees during the six months ended June 30, 2023.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$18,681,623
Net long-term capital gains	–	1,296,591
Tax return of capital	–	1,072,532
Total distributions paid	$–	$21,050,746

As of December 31, 2022, the Fund had a capital loss carryforward of $76,346,458, which will carry forward indefinitely.

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$709,671,352
Gross unrealized gain	2,819,032
Gross unrealized loss	(28,991,213)
Net unrealized security gain (loss)	$(26,172,181)

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
$1,319,818,773		$225,851,621	$1,328,571,038		$179,077,350

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swap contracts for the six months ended June 30, 2023 (as described in Note 2(o)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

The Fund entered into interest rate swap contracts for the six months ended June 30, 2023 (as described in Note 2(p)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

The Fund entered into credit default swaps for the six months ended June 30, 2023 (as described in Note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the

Notes to Financial Statements (unaudited)(continued)

commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	–	$334,326
Futures Contracts(2)	$1,319,557	–
Liability Derivatives
Futures Contracts(2)	$763,925	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2023, were as follows:

	Inflation Linked/Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$200,538	–
Credit Default Swap Contracts(1)	–	$70,662
Futures Contracts(2)	$(1,099,246)	–
Net Change in Unrealized Appreciation/ Depreciation
Credit Default Swap Contracts(3)	–	$187,654
Futures Contracts(4)	$1,643,707	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	$24,117,714	–
Credit Default Swap Contracts(5)	–	$13,894,429
Futures Contracts(6)	1,119	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2023.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master

Notes to Financial Statements (unaudited)(continued)

netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,400,643	$–	$1,400,643
Total	$1,400,643	$–	$1,400,643

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,400,643	$–	$–	$(1,400,643)	$–
Total	$1,400,643	$–	$–	$(1,400,643)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds

Notes to Financial Statements (unaudited)(continued)

were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$13,551,543	3.90%	$1,448

*	Statement of Operations location: Interest earned from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not have any securities on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition

Notes to Financial Statements (unaudited)(continued)

of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes

Notes to Financial Statements (unaudited)(concluded)

in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund .

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	2,831,648	7,640,758
Reinvestment of distributions	—	1,486,247
Shares reacquired	(2,789,660)	(6,397,275)
Increase	41,988	2,729,730

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2022. The Board observed that although the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods, the Fund outperformed its benchmark for the three-, five-, and ten-year periods. The Board took into account actions taken by Lord Attempt to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

46

Approval of Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

47

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

48

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Total Return Portfolio	SFTR-PORT-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund — Bond Debenture Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

41	Statement of Assets and Liabilities

42	Statement of Operations

43	Statements of Changes in Net Assets

44	Financial Highlights

46	Notes to Financial Statements

64	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class VC
Actual	$1,000.00	$1,018.60	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Asset Backed Securities	2.83%
Basic Materials	3.83%
Communications	6.33%
Consumer Cyclical	14.11%
Consumer Non-cyclical	11.61%
Diversified	0.09%
Energy	13.17%
Financials	8.15%
Sector*	%**
Foreign Government	2.44%
Industrial	8.32%
Mortgage-Backed Securities	7.66%
Municipal	0.95%
Technology	5.53%
U.S. Government	8.52%
Utilities	5.29%
Repurchase Agreements	1.17%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 107.33%

ASSET-BACKED SECURITIES 3.07%

Automobiles 1.22%
CarMax Auto Owner Trust Series 2023-1 Class A4	4.65%		1/16/2029	$820,000	$805,439
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	750,000	734,037
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	1,250,000	1,193,839
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	425,000	415,339
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	400,000	392,005
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%		6/15/2026	1,150,000	1,136,705
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%		12/15/2026	1,385,000	1,354,486
Santander Drive Auto Receivables Trust Series 2022-3 Class B	4.13%		8/16/2027	1,120,000	1,090,489
Santander Drive Auto Receivables Trust Series 2023-1 Class B	4.98%		2/15/2028	1,390,000	1,365,316
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,740,000	1,696,250
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	3,118,000	2,937,136
Total					13,121,041

Credit Card 0.31%
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	1,171,000	1,155,895
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	1,298,000	1,223,154
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	981,785	971,185
Total					3,350,234

Other 1.54%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	2,945,000	2,924,468
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.997% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	1,410,000	1,392,387
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	1,367,000	1,344,016
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.29% (3 mo. USD LIBOR + 1.03%	)#	7/15/2032	450,000	441,819

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Flatiron CLO 18 Ltd. Series 2018-1A Class A†	6.198% (3 mo. USD Term SOFR + 1.21%	)#	4/17/2031	$1,500,000	$1,488,486
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.96% (3 mo. USD LIBOR + 1.70%	)#	1/17/2030	679,855	670,513
Hardee’s Funding LLC Series 2018-1A Class A2II†	4.959%		6/20/2048	565,032	528,488
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.215% (3 mo. USD LIBOR + 0.95%	)#	4/19/2030	653,877	649,734
MF1 LLC Series 2022-FL9 Class A†	7.226% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	2,620,000	2,612,664
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	603,782	596,538
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	1,300,000	1,161,713
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,858,343	1,637,787
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,341,352	1,073,942
Total					16,522,555
Total Asset-Backed Securities (cost $34,103,258)					32,993,830

				Shares

COMMON STOCKS 7.96%

Aerospace & Defense 0.17%
TransDigm Group, Inc.				2,006	1,793,705

Air Freight & Logistics 0.11%
GXO Logistics, Inc.*				18,653	1,171,781

Automobile Components 0.07%
Chassix Holdings, Inc.				173,592	781,165

Automobiles 0.16%
Ferrari NV (Italy)(a)				5,324	1,731,418

Banks 0.16%
First Citizens BancShares, Inc. Class A				1,337	1,715,973

Beverages 0.30%
Carlsberg AS Class B(b)				6,866	1,099,460
Molson Coors Beverage Co. Class B				17,640	1,161,418
Monster Beverage Corp.*				17,213	988,715
Total					3,249,593

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Biotechnology 0.37%
Karuna Therapeutics, Inc.*	7,246	$1,571,295
Legend Biotech Corp. ADR*	20,217	1,395,580
Sage Therapeutics, Inc.*	22,351	1,050,944
Total		4,017,819

Broadline Retail 0.20%
Amazon.com, Inc.*	16,874	2,199,695

Building Products 0.15%
A O Smith Corp.	22,380	1,628,816

Chemicals 0.11%
Ecolab, Inc.	6,338	1,183,241

Commercial Services & Supplies 0.10%
Tetra Tech, Inc.	6,599	1,080,520

Communications Equipment 0.15%
Motorola Solutions, Inc.	5,629	1,650,873

Distributors 0.11%
Pool Corp.	3,061	1,146,773

Diversified Consumer Services 0.11%
Bright Horizons Family Solutions, Inc.*	12,732	1,177,073

Electric: Utilities 0.09%
Talen Energy Corp.*	7,656	383,949
Talen Energy Supply LLC*	12,435	623,615
Total		1,007,564

Electrical Equipment 0.45%
Eaton Corp. PLC	8,441	1,697,485
Generac Holdings, Inc.*	8,665	1,292,212
Hubbell, Inc.	5,484	1,818,275
Total		4,807,972

Electric-Generation 0.00%
Frontera Generation Holdings LLC	9,472	142	(c)

Electronic Equipment, Instruments & Components 0.12%
IPG Photonics Corp.*	9,321	1,265,978

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Entertainment 0.39%
Netflix, Inc.*	5,614	$2,472,911
Spotify Technology SA (Sweden)*(a)	10,791	1,732,495
Total		4,205,406

Food Products 0.10%
Lamb Weston Holdings, Inc.	9,464	1,087,887

Health Care Equipment & Supplies 0.37%
Intuitive Surgical, Inc.*	4,997	1,708,674
Penumbra, Inc.*	3,380	1,162,923
Shockwave Medical, Inc.*	3,893	1,111,101
Total		3,982,698

Health Care Providers & Services 0.11%
Cardinal Health, Inc.	12,589	1,190,542

Hotels, Restaurants & Leisure 0.36%
Churchill Downs, Inc.	7,832	1,089,979
Texas Roadhouse, Inc.	14,421	1,619,190
Wynn Resorts Ltd.	10,529	1,111,968
Total		3,821,137

Household Products 0.20%
Church & Dwight Co., Inc.	11,515	1,154,149
Clorox Co.	6,234	991,455
Total		2,145,604

Information Technology Services 0.31%
Accenture PLC Class A (Ireland)(a)	3,711	1,145,140
Shopify, Inc. Class A (Canada)*(a)	33,623	2,172,046
Total		3,317,186

Miscellaneous Financials 0.05%
Utex Industries	8,205	538,794	(d)

Oil, Gas & Consumable Fuels 0.11%
Range Resources Corp.	40,932	1,203,401

Personal Care Products 0.10%
Gibson Brands Private Equity	9,449	1,110,257

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Pharmaceuticals 0.10%
Intra-Cellular Therapies, Inc.*	17,668	$1,118,738

Semiconductors & Semiconductor Equipment 0.67%
Lam Research Corp.	3,526	2,266,725
Lattice Semiconductor Corp.*	23,917	2,297,706
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,824	1,596,958
Universal Display Corp.	7,271	1,047,969
Total		7,209,358

Software 1.57%
Adobe, Inc.*	5,121	2,504,118
ANSYS, Inc.*	5,180	1,710,799
Atlassian Corp. Class A (Australia)*(a)	9,565	1,605,103
Fair Isaac Corp.*	2,066	1,671,828
HubSpot, Inc.*	4,127	2,195,935
Microsoft Corp.	7,695	2,620,455
Synopsys, Inc.*	3,915	1,704,630
Tyler Technologies, Inc.*	3,992	1,662,548
Workday, Inc. Class A*	5,119	1,156,331
Total		16,831,747

Specialty Retail 0.15%
Claire’s Holdings LLC	1,067	440,231
RH*	3,584	1,181,251
Total		1,621,482

Textiles, Apparel & Luxury Goods 0.42%
Cie Financiere Richemont SA Class A(b)	9,930	1,686,789
Hermes International(b)	505	1,097,728
Moncler SpA(b)	24,257	1,678,287
Total		4,462,804

Transportation Infrastructure 0.02%
ACBL Holdings Corp.	3,684	165,780	(c)
Total Common Stocks (cost $79,500,741)		85,622,922

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 73.58%

Aerospace/Defense 1.92%
Boeing Co.	5.15%	5/1/2030	$1,000,000	$991,001
Boeing Co.	5.805%	5/1/2050	2,273,000	2,266,632
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028	1,052,000	995,517
Bombardier, Inc. (Canada)†(a)	7.125%	6/15/2026	1,828,000	1,817,640
Bombardier, Inc. (Canada)†(a)	7.50%	2/1/2029	1,724,000	1,706,027
Raytheon Technologies Corp.	5.15%	2/27/2033	1,790,000	1,815,252
Rolls-Royce PLC (United Kingdom)†(a)	3.625%	10/14/2025	669,000	635,369
Spirit AeroSystems, Inc.	4.60%	6/15/2028	758,000	636,668
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,054,676
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,571,530
TransDigm, Inc.	5.50%	11/15/2027	4,532,000	4,279,839
Triumph Group, Inc.†	9.00%	3/15/2028	1,855,000	1,896,346
Total				20,666,497

Agriculture 0.83%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,157,460
Darling Ingredients, Inc.†	6.00%	6/15/2030	1,091,000	1,066,637
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	1,436,000	1,439,633
JT International Financial Services BV (Netherlands)†(a)	6.875%	10/24/2032	1,573,000	1,744,747
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	1,082,000	967,016
Viterra Finance BV (Netherlands)†(a)	3.20%	4/21/2031	1,518,000	1,272,348
Viterra Finance BV (Netherlands)†(a)	5.25%	4/21/2032	1,306,000	1,255,603
Total				8,903,444

Airlines 2.51%
Air Canada (Canada)†(a)	3.875%	8/15/2026	1,815,000	1,683,871
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,598,410	1,537,597
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	608,039	539,916
American Airlines, Inc.†	7.25%	2/15/2028	838,000	833,876
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	6,011,544
Azul Investments LLP†	5.875%	10/26/2024	2,396,000	2,026,153
British Airways Pass-Through Trust Class AA (United Kingdom)†(a)	3.30%	6/15/2034	665,322	578,446
British Airways Pass-Through Trust Class A (United Kingdom)†(a)	4.25%	5/15/2034	503,147	459,860
Delta Air Lines, Inc.†	7.00%	5/1/2025	1,703,000	1,740,542
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,723,000	1,673,885

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	$2,367,596	$2,243,245
JetBlue Pass-Through Trust Class A	2.95%		11/15/2029	851,591	724,527
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	1,200,000	1,204,076
United Airlines Pass-Through Trust	5.80%		7/15/2037	1,348,000	1,372,096
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	1,995,065	1,980,400
United Airlines, Inc.†	4.625%		4/15/2029	1,197,000	1,091,745
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	1,413,000	1,298,653
Total					27,000,432

Auto Manufacturers 1.41%
Allison Transmission, Inc.†	3.75%		1/30/2031	2,429,000	2,054,137
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.50%		11/30/2025	1,000,000	1,010,373
BMW U.S. Capital LLC†	4.15%		4/9/2030	1,050,000	1,004,457
Ford Motor Co.	3.25%		2/12/2032	4,013,000	3,160,656
Ford Motor Co.	6.10%		8/19/2032	2,144,000	2,079,961
Ford Motor Credit Co. LLC	2.90%		2/10/2029	1,452,000	1,202,985
Ford Motor Credit Co. LLC	4.00%		11/13/2030	2,916,000	2,494,589
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,096,000	1,121,887
Mercedes-Benz Finance North America LLC†	4.80%		3/30/2028	1,070,000	1,056,823
Total					15,185,868

Auto Parts & Equipment 0.37%
Adient Global Holdings Ltd.†	7.00%		4/15/2028	680,000	688,153
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028	1,382,000	1,378,624
ZF North America Capital, Inc.†	6.875%		4/14/2028	1,064,000	1,078,560
ZF North America Capital, Inc.†	7.125%		4/14/2030	759,000	772,768
Total					3,918,105

Banks 4.03%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	1,600,000	1,217,379
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(a)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031	2,645,000	–	(d)(e)
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	6.742%		12/8/2032	2,525,000	2,613,882
Bank Leumi Le-Israel BM (Israel)†(a)	7.129% (5 yr. CMT + 3.47%	)#	7/18/2033	1,109,000	1,098,989
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	1,201,000	1,040,186

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026		$1,666,000	$1,655,615
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	1,666,048
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,088,571
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,112,092
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029		2,294,000	2,246,522
CaixaBank SA (Spain)†(a)	6.208% (SOFR + 2.70%	)#	1/18/2029		2,796,000	2,791,847
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		1,084,000	1,012,831
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026		1,454,000	1,451,335
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		2,168,000	2,172,770
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		2,717,000	2,514,463
First Republic Bank	4.375%		8/1/2046		1,248,000	12,480
First Republic Bank	4.625%		2/13/2047		500,000	5,000
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,510,984
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	841,988
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028		1,746,000	1,633,454
Lloyds Banking Group plc (United Kingdom)(a)	5.871% (1 yr. CMT + 1.70%	)#	3/6/2029		1,102,000	1,093,988
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026		1,095,000	1,074,981
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027		690,000	682,890
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		2,111,000	2,160,288
Norinchukin Bank (Japan)†(a)	5.43%		3/9/2028		885,000	893,349
Standard Chartered PLC (United Kingdom)†(a)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		2,298,000	2,440,500
SVB Financial Group(f)	4.25% (5 yr. CMT + 3.07%	)	–	(g)	3,922,000	278,062
UBS Group AG (Switzerland)†(a)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		3,800,000	3,438,587
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,381,519
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		1,651,000	1,234,123
Total						43,364,723

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.52%
Bacardi Ltd.†	2.75%	7/15/2026	$1,149,000	$1,058,266
Bacardi Ltd.†	4.70%	5/15/2028	1,500,000	1,451,660
Bacardi Ltd./Bacardi-Martini BV†	5.25%	1/15/2029	898,000	891,078
Becle SAB de CV (Mexico)†(a)	2.50%	10/14/2031	1,270,000	1,025,849
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(a)	5.25%	4/27/2029	1,196,000	1,106,185
Total				5,533,038

Biotechnology 0.09%
Amgen, Inc.	5.25%	3/2/2030	907,000	909,503

Building Materials 0.82%
Builders FirstSource, Inc.†	4.25%	2/1/2032	1,153,000	1,004,625
Builders FirstSource, Inc.†	6.375%	6/15/2032	1,079,000	1,073,196
Emerald Debt Merger Sub LLC†	6.625%	12/15/2030	2,783,000	2,762,128
Griffon Corp.	5.75%	3/1/2028	774,000	724,705
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	1,190,000	1,123,727
Trane Technologies Financing Ltd. (Ireland)(a)	5.25%	3/3/2033	1,123,000	1,137,415
Vulcan Materials Co.	4.50%	6/15/2047	1,186,000	1,033,618
Total				8,859,414

Chemicals 1.90%
Albemarle Corp.	4.65%	6/1/2027	1,332,000	1,298,254
Ashland, Inc.†	3.375%	9/1/2031	1,306,000	1,044,408
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,543,090
Celanese U.S. Holdings LLC	6.165%	7/15/2027	3,391,000	3,375,822
CF Industries, Inc.†	4.50%	12/1/2026	1,047,000	1,010,498
FMC Corp.	3.45%	10/1/2029	893,000	782,213
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,089,727
OCI NV (Netherlands)†(a)	6.70%	3/16/2033	1,111,000	1,086,790
OCP SA (Morocco)†(a)	3.75%	6/23/2031	2,847,000	2,361,672
Olin Corp.	5.00%	2/1/2030	1,347,000	1,245,975
Olin Corp.	5.125%	9/15/2027	1,304,000	1,244,705
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	2,328,000	2,081,966
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,462,000	1,226,589
SK Invictus Intermediate II Sarl (Luxembourg)†(a)	5.00%	10/30/2029	1,278,000	1,016,687
Total				20,408,396

Coal 0.25%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,212,000	1,019,313
Warrior Met Coal, Inc.†	7.875%	12/1/2028	1,683,000	1,692,100
Total				2,711,413

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 1.58%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	$672,000	$638,557
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(a)	4.625%	6/1/2028	1,262,000	1,069,709
AMN Healthcare, Inc.†	4.625%	10/1/2027	882,000	817,249
Ashtead Capital, Inc.†	5.50%	8/11/2032	1,155,000	1,117,879
Ashtead Capital, Inc.†	5.55%	5/30/2033	902,000	880,133
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	1,381,000	1,326,910
Block, Inc.	3.50%	6/1/2031	1,196,000	992,126
Brink’s Co.†	4.625%	10/15/2027	762,000	708,097
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028	717,000	712,476
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,082,882
Herc Holdings, Inc.†	5.50%	7/15/2027	1,076,000	1,031,967
Hertz Corp.†	5.50%	10/15/2024	987,000	39,480
Hertz Corp.†	6.00%	1/15/2028	1,887,000	169,830
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	725,054
Metropolitan Museum of Art	3.40%	7/1/2045	1,335,000	1,032,271
NESCO Holdings II, Inc.†	5.50%	4/15/2029	1,166,000	1,045,004
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	1,208,000	1,066,611
United Rentals North America, Inc.	4.875%	1/15/2028	1,715,000	1,633,590
University of Miami	4.063%	4/1/2052	992,000	843,194
Total				16,933,019

Computers 0.96%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	6,407,000	5,530,753
Fortinet, Inc.	2.20%	3/15/2031	1,119,000	910,069
McAfee Corp.†	7.375%	2/15/2030	1,166,000	1,015,070
Seagate HDD Cayman (Cayman Islands)†(a)	8.25%	12/15/2029	1,034,000	1,080,912
Seagate HDD Cayman (Cayman Islands)†(a)	8.50%	7/15/2031	448,000	470,346
Teledyne FLIR LLC	2.50%	8/1/2030	1,603,000	1,325,877
Total				10,333,027

Cosmetics/Personal Care 0.15%
Haleon U.S. Capital LLC	3.625%	3/24/2032	1,772,000	1,589,303

Distribution/Wholesale 1.01%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,107,579
Ferguson Finance PLC (United Kingdom)†(a)	3.25%	6/2/2030	1,729,000	1,502,538
H&E Equipment Services, Inc.†	3.875%	12/15/2028	2,211,000	1,916,672

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Distribution/Wholesale (continued)
LKQ Corp.†	6.25%	6/15/2033	$1,344,000	$1,354,786
Mitsubishi Corp. (Japan)†(a)(h)	5.00%	7/5/2028	1,788,000	1,783,463
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	753,000	759,905
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,129,040
Windsor Holdings III LLC†(h)	8.50%	6/15/2030	1,263,000	1,258,668
Total				10,812,651

Diversified Financial Services 1.37%
AG Issuer LLC†	6.25%	3/1/2028	1,220,000	1,163,448
Ally Financial, Inc.	6.70%	2/14/2033	2,277,000	2,016,739
Ameriprise Financial, Inc.	5.15%	5/15/2033	1,086,000	1,079,055
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	1,760,000	1,640,855
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%	9/15/2024	1,308,996	1,174,222
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	896,000	771,903
LPL Holdings, Inc.†	4.00%	3/15/2029	1,077,000	945,943
Navient Corp.	5.50%	3/15/2029	1,390,000	1,186,567
Navient Corp.	6.75%	6/15/2026	1,077,000	1,039,417
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	1,377,000	1,126,013
Synchrony Financial	7.25%	2/2/2033	1,830,000	1,649,784
USAA Capital Corp.†	2.125%	5/1/2030	1,129,000	940,386
Total				14,734,332

Electric 5.18%
AES Corp.	2.45%	1/15/2031	1,995,000	1,613,688
Ausgrid Finance Pty. Ltd. (Australia)†(a)	4.35%	8/1/2028	1,217,000	1,150,929
Black Hills Corp.	4.35%	5/1/2033	1,166,000	1,039,542
Calpine Corp.†	3.75%	3/1/2031	1,352,000	1,096,569
Calpine Corp.†	4.50%	2/15/2028	1,198,000	1,085,749
Calpine Corp.†	4.625%	2/1/2029	3,814,000	3,222,285
Calpine Corp.†	5.125%	3/15/2028	1,328,000	1,186,943
Clearway Energy Operating LLC†	4.75%	3/15/2028	1,380,000	1,274,527
Cleveland Electric Illuminating Co.†	3.50%	4/1/2028	1,118,000	1,025,572
Constellation Energy Generation LLC	5.60%	6/15/2042	1,031,000	997,813
Constellation Energy Generation LLC	5.80%	3/1/2033	1,600,000	1,638,728
Constellation Energy Generation LLC	6.25%	10/1/2039	2,067,000	2,146,357
EDP Finance BV (Netherlands)†(a)	6.30%	10/11/2027	1,544,000	1,585,764
Electricite de France SA (France)†(a)	4.50%	9/21/2028	1,250,000	1,194,168
Electricite de France SA (France)†(a)	6.25%	5/23/2033	2,221,000	2,259,307
Enel Finance International NV (Netherlands)†(a)	3.50%	4/6/2028	1,329,000	1,216,995
FirstEnergy Corp.	4.15%	7/15/2027	2,518,000	2,393,943

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric (continued)
FirstEnergy Transmission LLC†	2.866%	9/15/2028		$1,356,000	$1,194,727
Indianapolis Power & Light Co.†	5.65%	12/1/2032		969,000	989,373
ITC Holdings Corp.†	4.95%	9/22/2027		1,129,000	1,112,252
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030		1,254,000	1,128,861
Monongahela Power Co.†	3.55%	5/15/2027		1,136,000	1,066,055
NextEra Energy Operating Partners LP†	3.875%	10/15/2026		2,267,000	2,108,822
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		1,774,000	1,649,643
NRG Energy, Inc.†	3.875%	2/15/2032		2,781,000	2,145,988
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		302,426	301,364
Pacific Gas & Electric Co.	6.15%	1/15/2033		3,335,000	3,263,662
Palomino Funding Trust I†	7.233%	5/17/2028		2,239,000	2,242,790
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028		1,173,000	1,072,394
PG&E Corp.	5.00%	7/1/2028		1,547,000	1,420,950
PG&E Corp.	5.25%	7/1/2030		1,133,000	1,016,543
Pike Corp.†	5.50%	9/1/2028		1,283,000	1,153,166
Puget Energy, Inc.	4.10%	6/15/2030		1,000,000	911,910
Talen Energy Supply LLC†	8.625%	6/1/2030		1,237,000	1,281,445
Vistra Operations Co. LLC†	4.375%	5/1/2029		3,748,000	3,286,461
Vistra Operations Co. LLC†	5.125%	5/13/2025		2,220,000	2,166,711
Total					55,641,996

Electronics 0.51%
Amphenol Corp.	2.80%	2/15/2030		1,214,000	1,063,882
Arrow Electronics, Inc.	6.125%	3/1/2026		894,000	892,297
Honeywell International, Inc.(b)	4.125%	11/2/2034	EUR	975,000	1,078,113
Imola Merger Corp.†	4.75%	5/15/2029		$886,000	771,458
Trimble, Inc.	6.10%	3/15/2033		1,598,000	1,619,718
Total					5,425,468

Energy-Alternate Sources 0.45%
TerraForm Power Operating LLC†	4.75%	1/15/2030		1,484,000	1,311,062
TerraForm Power Operating LLC†	5.00%	1/31/2028		1,000,000	921,640
Topaz Solar Farms LLC†	5.75%	9/30/2039		2,588,944	2,542,343
Total					4,775,045

Engineering & Construction 0.57%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.125%	8/11/2061		2,690,000	2,076,572
Fluor Corp.	4.25%	9/15/2028		2,391,000	2,221,084
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		1,407,000	1,381,669
MasTec, Inc.†	4.50%	8/15/2028		524,000	483,736
Total					6,163,061

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 2.15%
Boyne USA, Inc.†	4.75%	5/15/2029		$1,174,000	$1,059,017
Caesars Entertainment, Inc.†	4.625%	10/15/2029		1,956,000	1,709,760
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,549,000	1,556,962
Churchill Downs, Inc.†	4.75%	1/15/2028		1,787,000	1,659,374
Churchill Downs, Inc.†	5.50%	4/1/2027		2,671,000	2,571,001
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		2,128,000	1,904,560
Merlin Entertainments Ltd. (United Kingdom)†(a)	5.75%	6/15/2026		1,360,000	1,312,227
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,984,000	1,753,753
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		1,980,000	1,892,781
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,651,938
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,394,000	2,145,112
Warnermedia Holdings, Inc.	4.279%	3/15/2032		1,249,000	1,108,285
WMG Acquisition Corp.†	3.00%	2/15/2031		1,417,000	1,147,600
WMG Acquisition Corp.†	3.75%	12/1/2029		1,919,000	1,660,818
Total					23,133,188

Environmental Control 0.35%
Madison IAQ LLC†	4.125%	6/30/2028		1,677,000	1,478,175
Madison IAQ LLC†	5.875%	6/30/2029		1,372,000	1,112,910
Republic Services, Inc.	2.375%	3/15/2033		1,433,000	1,166,802
Total					3,757,887

Equity Real Estate 0.14%
Hunt Cos., Inc.†	5.25%	4/15/2029		1,866,000	1,483,546

Food 2.12%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		1,233,000	1,068,524
Bellis Acquisition Co. PLC(b)	3.25%	2/16/2026	GBP	1,350,000	1,439,115
Campbell Soup Co.	2.375%	4/24/2030		$1,296,000	1,093,217
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		827,000	753,715
General Mills, Inc.	4.95%	3/29/2033		1,059,000	1,050,009
Hershey Co.	4.50%	5/4/2033		1,077,000	1,070,132
Kraft Heinz Foods Co.	4.375%	6/1/2046		3,259,000	2,771,911
Kraft Heinz Foods Co.	4.875%	10/1/2049		939,000	857,509
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		1,243,000	1,112,161
Mars, Inc.†	4.55%	4/20/2028		1,123,000	1,105,750
Mars, Inc.†	4.65%	4/20/2031		539,000	535,422
McCormick & Co., Inc.	2.50%	4/15/2030		1,266,000	1,071,858
McCormick & Co., Inc.	4.95%	4/15/2033		1,250,000	1,227,441

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
Performance Food Group, Inc.†	4.25%	8/1/2029	$672,000	$598,978
Post Holdings, Inc.†	4.50%	9/15/2031	1,666,000	1,424,328
Post Holdings, Inc.†	4.625%	4/15/2030	2,303,000	2,020,731
Post Holdings, Inc.†	5.50%	12/15/2029	672,000	620,948
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,021,000	1,863,704
U.S. Foods, Inc.†	4.75%	2/15/2029	1,241,000	1,137,413
Total				22,822,866

Gas 0.22%
Brooklyn Union Gas Co.†	3.407%	3/10/2026	1,368,000	1,272,476
Southwest Gas Corp.	4.05%	3/15/2032	1,247,000	1,123,800
Total				2,396,276

Hand/Machine Tools 0.21%
Regal Rexnord Corp.†	6.40%	4/15/2033	2,245,000	2,244,624

Health Care-Products 0.71%
Alcon Finance Corp.†	2.60%	5/27/2030	1,552,000	1,324,938
Boston Scientific Corp.	6.50%	11/15/2035	701,000	784,577
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,126,000	1,089,005
GE HealthCare Technologies, Inc.	6.377%	11/22/2052	699,000	778,340
Medline Borrower LP†	3.875%	4/1/2029	2,936,000	2,554,344
Medline Borrower LP†	5.25%	10/1/2029	1,293,000	1,123,267
Total				7,654,471

Health Care-Services 3.80%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	2,959,000	2,408,656
Centene Corp.	3.375%	2/15/2030	2,631,000	2,263,554
Centene Corp.	4.625%	12/15/2029	1,807,000	1,664,856
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,304,000	1,148,756
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	5,153,000	3,900,298
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	1,116,000	880,259
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	808,000	505,501
DaVita, Inc.†	4.625%	6/1/2030	2,012,000	1,729,491
Fortrea Holdings, Inc.†	7.50%	7/1/2030	822,000	842,731
HCA, Inc.	3.50%	9/1/2030	2,358,000	2,068,087
HCA, Inc.	5.50%	6/1/2033	1,121,000	1,119,710
HCA, Inc.	7.69%	6/15/2025	640,000	657,939
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026	1,187,000	1,064,872
Legacy LifePoint Health LLC†	6.75%	4/15/2025	449,000	417,570

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	$1,478,000	$1,257,653
ModivCare Escrow Issuer, Inc.†(h)	5.00%	10/1/2029	1,547,000	1,146,242
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,975,000	1,698,942
Molina Healthcare, Inc.†	3.875%	5/15/2032	2,065,000	1,733,876
Montefiore Obligated Group	5.246%	11/1/2048	1,643,000	1,241,154
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566,000	1,208,770
Seattle Children’s Hospital	2.719%	10/1/2050	1,672,000	1,109,669
Select Medical Corp.†	6.25%	8/15/2026	1,672,000	1,645,263
Tenet Healthcare Corp.	4.25%	6/1/2029	1,166,000	1,054,516
Tenet Healthcare Corp.	4.375%	1/15/2030	1,319,000	1,191,526
Tenet Healthcare Corp.	4.875%	1/1/2026	1,154,000	1,125,143
Tenet Healthcare Corp.	6.125%	10/1/2028	2,896,000	2,790,759
Tenet Healthcare Corp.	6.125%	6/15/2030	1,770,000	1,746,901
Tenet Healthcare Corp.†	6.75%	5/15/2031	1,270,000	1,274,681
Total				40,897,375

Holding Companies-Diversified 0.09%
Benteler International AG (Austria)†(a)	10.50%	5/15/2028	1,000,000	1,010,955

Home Builders 0.32%
NVR, Inc.	3.00%	5/15/2030	1,297,000	1,124,569
PulteGroup, Inc.	6.375%	5/15/2033	1,215,000	1,259,125
Toll Brothers Finance Corp.	4.35%	2/15/2028	1,144,000	1,075,516
Total				3,459,210

Home Furnishings 0.07%
Leggett & Platt, Inc.	4.40%	3/15/2029	828,000	789,013

Household Products/Wares 0.11%
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,300,000	1,182,565

Insurance 1.82%
AIA Group Ltd. (Hong Kong)†(a)	3.20%	9/16/2040	1,940,000	1,489,482
AIA Group Ltd. (Hong Kong)†(a)	3.375%	4/7/2030	1,104,000	1,010,582
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	832,000	783,270
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	2,668,000	2,648,933
Arch Capital Finance LLC	4.011%	12/15/2026	1,183,000	1,130,059
Assurant, Inc.	2.65%	1/15/2032	1,291,000	967,889
Assurant, Inc.	3.70%	2/22/2030	1,191,000	1,025,291
AXIS Specialty Finance PLC (United Kingdom)(a)	5.15%	4/1/2045	1,595,000	1,373,064

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Brown & Brown, Inc.	2.375%		3/15/2031		$1,837,000	$1,481,995
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051		773,000	549,465
HUB International Ltd.†	7.25%		6/15/2030		1,572,000	1,624,678
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030		281,000	287,001
PartnerRe Finance B LLC	3.70%		7/2/2029		1,319,000	1,210,866
RenaissanceRe Holdings Ltd.	5.75%		6/5/2033		2,242,000	2,197,744
Selective Insurance Group, Inc.	5.375%		3/1/2049		721,000	665,925
Transatlantic Holdings, Inc.	8.00%		11/30/2039		934,000	1,160,375
Total						19,606,619

Internet 1.20%
EquipmentShare.com, Inc.†	9.00%		5/15/2028		1,170,000	1,137,208
Gen Digital, Inc.†	6.75%		9/30/2027		1,126,000	1,124,052
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027		1,235,000	1,174,411
Netflix, Inc.(b)	3.625%		5/15/2027	EUR	2,500,000	2,667,726
Netflix, Inc.	4.875%		4/15/2028		$3,733,000	3,695,405
Tencent Holdings Ltd. (China)†(a)	3.595%		1/19/2028		1,078,000	1,003,771
Tencent Holdings Ltd. (China)†(a)	3.925%		1/19/2038		1,239,000	1,022,422
VeriSign, Inc.	2.70%		6/15/2031		1,299,000	1,081,986
Total						12,906,981

Iron-Steel 0.83%
ArcelorMittal SA (Luxembourg)(a)	6.55%		11/29/2027		2,065,000	2,119,289
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026		1,124,000	1,077,693
Commercial Metals Co.	4.375%		3/15/2032		633,000	547,944
Mineral Resources Ltd. (Australia)†(a)	8.50%		5/1/2030		1,798,000	1,807,046
Steel Dynamics, Inc.	3.45%		4/15/2030		1,212,000	1,078,246
U.S. Steel Corp.	6.875%		3/1/2029		1,102,000	1,091,277
Vale Overseas Ltd. (Brazil)(a)	3.75%		7/8/2030		1,309,000	1,153,488
Total						8,874,983

Leisure Time 1.82%
Carnival Corp.†	4.00%		8/1/2028		2,448,000	2,172,404
Carnival Corp.†	5.75%		3/1/2027		1,350,000	1,244,045
Carnival Corp.†	9.875%		8/1/2027		2,073,000	2,161,173
Carnival Holdings Bermuda Ltd.†	10.375%		5/1/2028		1,174,000	1,285,147
Life Time, Inc.†	5.75%		1/15/2026		895,000	873,012
NCL Corp. Ltd.†	5.875%		3/15/2026		1,728,000	1,618,209

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
NCL Corp. Ltd.†	5.875%	2/15/2027	$1,378,000	$1,342,695
NCL Corp. Ltd.†	8.375%	2/1/2028	621,000	649,469
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	2,000,000	1,898,094
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	2,818,000	2,856,731
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	2,250,000	2,399,258
Viking Cruises Ltd.†	5.875%	9/15/2027	1,212,000	1,115,367
Total				19,615,604

Lodging 2.10%
Boyd Gaming Corp.	4.75%	12/1/2027	1,201,000	1,139,002
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	1,306,000	1,163,572
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,126,634
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	3,480,000	3,247,953
Las Vegas Sands Corp.	3.50%	8/18/2026	1,835,000	1,710,316
Marriott International, Inc.	3.50%	10/15/2032	1,250,000	1,080,593
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026	1,150,000	1,096,789
Sands China Ltd. (Macau)(a)	3.35%	3/8/2029	2,326,000	1,940,561
Sands China Ltd. (Macau)(a)	4.875%	6/18/2030	2,240,000	1,996,180
Sands China Ltd. (Macau)(a)	5.90%	8/8/2028	1,442,000	1,375,885
Travel & Leisure Co.	6.00%	4/1/2027	1,439,000	1,398,132
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	2,424,000	2,299,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	2,000,000	1,969,834
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	1,193,000	1,063,231
Total				22,607,707

Machinery: Construction & Mining 0.01%
Vertiv Group Corp.†	4.125%	11/15/2028	139,000	125,363

Machinery-Diversified 0.74%
Chart Industries, Inc.†	7.50%	1/1/2030	1,313,000	1,341,236
nVent Finance Sarl (Luxembourg)(a)	2.75%	11/15/2031	1,086,000	866,880
nVent Finance Sarl (Luxembourg)(a)	5.65%	5/15/2033	1,794,000	1,765,232
Otis Worldwide Corp.	2.565%	2/15/2030	1,342,000	1,157,981
SPX FLOW, Inc.†	8.75%	4/1/2030	393,000	354,151
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,240,000	1,147,078
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,421,000	1,329,927
Total				7,962,485

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 2.23%
Cable One, Inc.†	4.00%	11/15/2030	$1,313,000	$1,027,022
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	1,475,000	1,229,547
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,592,596
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	3,272,000	2,961,242
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,629,000	1,536,544
DISH Network Corp.†	11.75%	11/15/2027	4,393,000	4,292,142
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	908,041
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%	10/15/2027	1,108,000	1,039,700
News Corp.†	3.875%	5/15/2029	1,559,000	1,370,027
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,111,847
Univision Communications, Inc.†	4.50%	5/1/2029	2,508,000	2,157,537
UPC Broadband Finco BV (Netherlands)†(a)	4.875%	7/15/2031	2,867,000	2,363,039
VZ Secured Financing BV (Netherlands)†(a)	5.00%	1/15/2032	2,961,000	2,387,918
Total				23,977,202

Metal Fabricate-Hardware 0.23%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	2,799,000	2,511,145

Mining 1.49%
Anglo American Capital PLC (United Kingdom)†(a)	5.625%	4/1/2030	1,100,000	1,096,342
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031	3,505,000	2,997,571
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	6.125%	4/15/2032	1,346,000	1,284,684
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,723,345
Glencore Funding LLC†	2.50%	9/1/2030	1,404,000	1,150,691
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,184,412
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,220,246
Kinross Gold Corp. (Canada)†(a)(h)	6.25%	7/15/2033	1,800,000	1,781,584
Mirabela Nickel Ltd.	1.00%	9/10/2044	15,172	–	(d)
Novelis Corp.†	4.75%	1/30/2030	2,071,000	1,842,490
Teck Resources Ltd. (Canada)(a)	3.90%	7/15/2030	1,913,000	1,741,915
Total				16,023,280

Miscellaneous Manufacturing 0.20%
Eaton Corp.	4.15%	3/15/2033	1,105,000	1,050,222
Hillenbrand, Inc.	3.75%	3/1/2031	1,275,000	1,072,148
Total				2,122,370

Oil & Gas 10.13%
Antero Resources Corp.†	5.375%	3/1/2030	4,893,000	4,534,247
Apache Corp.	4.25%	1/15/2030	2,793,000	2,490,239
Apache Corp.	4.75%	4/15/2043	1,641,000	1,208,613

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Apache Corp.	5.10%	9/1/2040	$3,080,000	$2,506,797
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030	1,130,000	1,104,688
California Resources Corp.†	7.125%	2/1/2026	2,160,000	2,172,744
Callon Petroleum Co.	6.375%	7/1/2026	2,011,000	1,961,997
Callon Petroleum Co.†	8.00%	8/1/2028	1,951,000	1,931,323
Cenovus Energy, Inc. (Canada)(a)	2.65%	1/15/2032	1,364,000	1,101,874
Cenovus Energy, Inc. (Canada)(a)	5.40%	6/15/2047	3,346,000	3,033,826
Chesapeake Energy Corp.†	6.75%	4/15/2029	2,643,000	2,624,858
CITGO Petroleum Corp.†	7.00%	6/15/2025	1,160,000	1,139,294
Civitas Resources, Inc.†	8.75%	7/1/2031	1,345,000	1,365,242
CNX Resources Corp.†	7.25%	3/14/2027	1,068,000	1,057,869
Comstock Resources, Inc.†	6.75%	3/1/2029	1,713,000	1,569,051
Continental Resources, Inc.	4.375%	1/15/2028	4,075,000	3,829,471
Continental Resources, Inc.†	5.75%	1/15/2031	972,000	924,406
Crescent Energy Finance LLC†	7.25%	5/1/2026	1,806,000	1,696,574
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,840,000	1,725,589
Diamondback Energy, Inc.	3.50%	12/1/2029	2,292,000	2,065,184
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,734,000	1,575,481
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,818,000	2,759,076
Helmerich & Payne, Inc.	2.90%	9/29/2031	1,462,000	1,179,478
Hess Corp.	5.60%	2/15/2041	1,617,000	1,549,213
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	1,786,077
Matador Resources Co.	5.875%	9/15/2026	1,088,000	1,055,300
Matador Resources Co.†	6.875%	4/15/2028	2,168,000	2,148,235
MC Brazil Downstream Trading Sarl (Luxembourg)†(a)	7.25%	6/30/2031	1,482,089	1,002,474
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	2,312,000	2,176,553
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027	2,420,000	2,461,099
Murphy Oil Corp.	5.875%	12/1/2027	2,000,000	1,944,769
Murphy Oil Corp.	6.375%	7/15/2028	1,241,000	1,224,400
Nabors Industries, Inc.†	7.375%	5/15/2027	1,124,000	1,070,587
Occidental Petroleum Corp.	6.125%	1/1/2031	1,906,000	1,937,287
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	870,480
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,107,508
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,150,280
OQ SAOC (Oman)†(a)	5.125%	5/6/2028	1,782,000	1,692,649
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	1,912,429
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,394,000	1,250,199
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,416,487
Permian Resources Operating LLC†	5.375%	1/15/2026	1,659,000	1,582,165

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	6.875%	4/1/2027	$1,204,000	$1,190,906
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	1,589,000	1,309,592
Petroleos Mexicanos (Mexico)†(a)	10.00%	2/7/2033	1,153,000	1,057,153
Phillips 66 Co.	4.95%	12/1/2027	1,119,000	1,109,875
Pioneer Natural Resources Co.	2.15%	1/15/2031	1,344,000	1,100,581
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	1,295,000	1,171,280
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,371,471
Range Resources Corp.	8.25%	1/15/2029	2,591,000	2,700,081
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,194,000	1,102,623
SM Energy Co.	6.625%	1/15/2027	4,388,000	4,265,794
SM Energy Co.	6.75%	9/15/2026	1,112,000	1,084,877
Southwestern Energy Co.	5.375%	2/1/2029	2,333,000	2,199,235
Southwestern Energy Co.	5.375%	3/15/2030	1,746,000	1,631,004
Southwestern Energy Co.	8.375%	9/15/2028	1,608,000	1,675,584
Suncor Energy, Inc. (Canada)(a)	4.00%	11/15/2047	1,321,000	1,022,304
Texaco Capital, Inc.	8.625%	11/15/2031	722,000	891,327
Transocean, Inc.†	8.75%	2/15/2030	1,393,000	1,415,420
Viper Energy Partners LP†	5.375%	11/1/2027	1,751,000	1,682,225
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,586,669
Vital Energy, Inc.	10.125%	1/15/2028	3,500,000	3,435,337
Total				108,899,450

Oil & Gas Services 0.60%
Oceaneering International, Inc.	4.65%	11/15/2024	1,301,000	1,271,454
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,862,747
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	1,271,000	1,214,935
Weatherford International Ltd.†	8.625%	4/30/2030	2,101,000	2,134,988
Total				6,484,124

Packaging & Containers 1.38%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	3.25%	9/1/2028	444,000	381,883
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026	1,189,000	1,108,923
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	5.25%	8/15/2027	635,000	538,725
Ball Corp.	2.875%	8/15/2030	2,897,000	2,407,486
Ball Corp.	6.875%	3/15/2028	1,541,000	1,573,081
LABL, Inc.†	6.75%	7/15/2026	989,000	973,453
LABL, Inc.†	10.50%	7/15/2027	694,000	667,141

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026	$1,904,000	$1,893,696
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	1,124,000	1,038,775
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031	1,087,000	1,101,946
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%		10/15/2027	1,111,000	983,781
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,101,091
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%		8/15/2026	1,115,000	1,072,022
Total					14,842,003

Pharmaceuticals 0.73%
AbbVie, Inc.	3.20%		11/21/2029	1,000,000	904,915
BellRing Brands, Inc.†	7.00%		3/15/2030	1,506,000	1,517,099
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028	2,458,000	2,184,193
Perrigo Finance Unlimited Co. (Ireland)(a)	4.65%		6/15/2030	1,197,000	1,060,809
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.65%		5/19/2030	1,061,000	1,048,851
Zoetis, Inc.	2.00%		5/15/2030	1,387,000	1,157,995
Total					7,873,862

Pipelines 2.56%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%		11/2/2047	1,127,000	1,048,355
AI Candelaria Spain SA (Spain)†(a)	5.75%		6/15/2033	1,646,000	1,221,472
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028	1,148,337	1,076,290
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078	1,532,000	1,291,468
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,112,467
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,107,188
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	2,373,000	2,120,329
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,120,989
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040	1,381,000	1,072,628
Greensaif Pipelines Bidco Sarl (Luxembourg)†(a)	6.129%		2/23/2038	1,131,000	1,156,835
Hess Midstream Operations LP†	5.125%		6/15/2028	918,000	860,015
Kinder Morgan, Inc.	5.20%		6/1/2033	1,059,000	1,026,757
Magellan Midstream Partners LP	3.95%		3/1/2050	913,000	653,430
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,263,019
NGPL PipeCo LLC†	4.875%		8/15/2027	852,000	807,971
Oleoducto Central SA (Colombia)(a)	4.00%		7/14/2027	1,056,000	926,023
ONEOK, Inc.	4.45%		9/1/2049	1,063,000	806,984
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125,000	1,066,037

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pipelines (continued)
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		$1,293,000	$1,113,760
Venture Global LNG, Inc.†	8.125%	6/1/2028		659,000	670,041
Venture Global LNG, Inc.†	8.375%	6/1/2031		1,186,000	1,197,276
Western Midstream Operating LP	4.30%	2/1/2030		3,702,000	3,327,166
Williams Cos., Inc.	5.65%	3/15/2033		1,485,000	1,505,283
Total					27,551,783

REITS 1.33%
Crown Castle, Inc.	2.50%	7/15/2031		1,295,000	1,064,886
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030		1,272,000	1,103,533
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278,000	1,106,058
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		1,000,000	979,265
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		1,095,000	1,007,790
Rayonier LP	2.75%	5/17/2031		2,532,000	2,039,392
SBA Communications Corp.	3.875%	2/15/2027		2,607,000	2,403,931
Service Properties Trust	7.50%	9/15/2025		672,000	660,507
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		1,328,000	1,284,369
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,948,000	2,679,054
Total					14,328,785

Retail 2.02%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.00%	10/15/2030		1,294,000	1,109,000
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.375%	1/15/2028		1,166,000	1,078,018
Advance Auto Parts, Inc.	3.90%	4/15/2030		633,000	539,788
Asbury Automotive Group, Inc.†	4.625%	11/15/2029		1,710,000	1,519,734
Bath & Body Works, Inc.	5.25%	2/1/2028		1,060,000	1,008,700
Bath & Body Works, Inc.†	6.625%	10/1/2030		876,000	846,670
Gap, Inc.†	3.875%	10/1/2031		1,579,000	1,082,985
Genuine Parts Co.	2.75%	2/1/2032		1,448,000	1,189,304
LBM Acquisition LLC†	6.25%	1/15/2029		564,000	467,345
Murphy Oil USA, Inc.†	3.75%	2/15/2031		1,934,000	1,622,819
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,378,515
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		681,000	634,601
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		985,000	911,396
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		897,000	892,280
SRS Distribution, Inc.†	4.625%	7/1/2028		1,478,000	1,321,569
Stonegate Pub Co. Financing 2019 PLC(b)	8.00%	7/13/2025	GBP	1,006,000	1,164,135
Stonegate Pub Co. Financing 2019 PLC(b)	8.25%	7/31/2025	GBP	1,860,000	2,170,683
Tiffany & Co.	4.90%	10/1/2044		$1,816,000	1,691,794
White Cap Buyer LLC†	6.875%	10/15/2028		1,214,000	1,101,808
Total					21,731,144

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(f)	6.875%	6/15/2011	$1,250,000	$–	(d)(e)

Semiconductors 0.70%
Entegris Escrow Corp.†	4.75%	4/15/2029	1,215,000	1,129,046
ON Semiconductor Corp.†	3.875%	9/1/2028	3,036,000	2,766,479
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	979,141
SK Hynix, Inc. (South Korea)(a)	6.50%	1/17/2033	1,564,000	1,579,414
TSMC Arizona Corp.	3.25%	10/25/2051	1,393,000	1,071,796
Total				7,525,876

Shipbuilding 0.20%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	2,251,000	2,088,750

Software 1.78%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	650,000	547,716
Clarivate Science Holdings Corp.†	4.875%	7/1/2029	1,153,000	1,024,014
Cloud Software Group, Inc.†	6.50%	3/31/2029	1,610,000	1,435,043
Cloud Software Group, Inc.†	9.00%	9/30/2029	2,060,000	1,801,356
Intuit, Inc.	1.65%	7/15/2030	1,315,000	1,067,553
MSCI, Inc.†	3.25%	8/15/2033	1,483,000	1,195,859
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	2,990,017
MSCI, Inc.†	4.00%	11/15/2029	2,299,000	2,082,711
PTC, Inc.†	4.00%	2/15/2028	1,211,000	1,115,946
ROBLOX Corp.†	3.875%	5/1/2030	3,295,000	2,780,766
Roper Technologies, Inc.	1.75%	2/15/2031	1,352,000	1,073,137
ServiceNow, Inc.	1.40%	9/1/2030	1,355,000	1,073,649
Workday, Inc.	3.80%	4/1/2032	1,079,000	971,809
Total				19,159,576

Telecommunications 2.49%
Altice France SA (France)†(a)	5.50%	10/15/2029	1,383,000	990,425
Altice France SA (France)†(a)	8.125%	2/1/2027	2,251,000	1,951,677
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(a)	6.75%	10/1/2026	1,264,000	1,228,881
Frontier Communications Holdings LLC†	5.875%	10/15/2027	2,402,000	2,206,828
Frontier Communications Holdings LLC†	8.75%	5/15/2030	2,295,000	2,245,138
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111,000	1,038,021
Lumen Technologies, Inc.†	4.00%	2/15/2027	1,073,000	800,839
NTT Finance Corp. (Japan)†(a)	4.372%	7/27/2027	1,148,000	1,122,999
Sprint Capital Corp.	6.875%	11/15/2028	5,646,000	5,989,804

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Telecommunications (continued)
T-Mobile USA, Inc.	3.375%		4/15/2029		$4,433,000	$4,007,201
Vmed O2 U.K. Financing I PLC (United Kingdom)†(a)	4.25%		1/31/2031		3,935,000	3,185,218
Vmed O2 U.K. Financing I PLC (United Kingdom)†(a)	4.75%		7/15/2031		2,413,000	2,008,976
Total						26,776,007

Transportation 0.12%
Central Japan Railway Co. (Japan)†(a)	4.25%		11/24/2045		1,524,000	1,328,153

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028		1,770,000	1,621,529
Total Corporate Bonds (cost $839,210,934)						791,245,492

FLOATING RATE LOANS(i) 1.36%

Aerospace/Defense 0.18%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(a)	11.773% (3 mo. USD LIBOR + 6.50%	)	3/6/2024		656,228	623,416
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025		1,390,478	1,258,383
Total						1,881,799

Automotive 0.10%
DexKo Global, Inc. 2021 USD Term Loan B	9.254% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028		1,151,734	1,102,786

Beverages 0.10%
Sunshine Investments BV 2022 USD Term Loan (Netherlands)(a)	9.336% (3 mo. USD Term SOFR + 4.25%	)	7/12/2029		1,089,576	1,088,214

Diversified Capital Goods 0.12%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(b)	7.233% (3 mo. EUR EURIBOR + 3.75%	)	3/16/2029	EUR	1,162,111	1,230,852

Electric: Generation 0.30%
Astoria Energy LLC 2020 Term Loan B	8.693% (1 mo. USD LIBOR + 3.50%	)	12/10/2027		$1,787,562	1,776,533
EFS Cogen Holdings I LLC 2020 Term Loan B	9.01% (3 mo. USD Term SOFR + 3.50%	)	10/1/2027		1,212,669	1,198,686
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.038% (3 mo. USD LIBOR + 1.50%	)	7/28/2028		129,376	58,219	(j)
Frontera Generation Holdings LLC 2021 Term Loan	18.538% (3 mo. USD LIBOR + 13.00%	)	7/28/2026		133,293	133,960
Total						3,167,398

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric: Integrated 0.00%
Helix Gen Funding LLC Term Loan B	9.288% (3 mo. USD LIBOR + 3.75%	)	6/3/2024		$393	$392

Entertainment 0.05%
Vue International Bidco PLC 2022 EUR Term Loan(b)	11.086% (6 mo. EUR EURIBOR + 8.00%	)	6/30/2027	EUR	113,307	113,131
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(b)	4.859% (6 mo. EUR EURIBOR + 2.00%	)	12/31/2027	EUR	646,128	368,980
Total						482,111

Health Care Products 0.10%
Bausch & Lomb, Inc. Term Loan (Canada)(a)	8.592% (3 mo. USD Term SOFR + 3.25%	)	5/10/2027		$1,130,799	1,099,702

Information Technology 0.20%
Banff Merger Sub, Inc. 2021 USD Term Loan	8.967% (1 mo. USD Term SOFR + 3.75%	)	10/2/2025		1,096,770	1,089,334
Cloud Software Group, Inc. 2022 USD Term Loan	9.739% (3 mo. USD Term SOFR + 4.50%	)	3/30/2029		1,180,778	1,107,227
Total						2,196,561

Manufacturing 0.10%
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%	)	6/21/2028		1,118,468	1,096,937

Metal Fabricate/Hardware 0.09%
Tank Holding Corp. 2022 Term Loan	10.953% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,042,820	1,006,759

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	5/16/2024		79,885	10,026	(l)

Retail 0.02%
Restoration Hardware, Inc. Term Loan B	–	(k)	10/20/2028		224,728	217,874
Total Floating Rate Loans (cost $14,907,211)						14,581,411

FOREIGN GOVERNMENT OBLIGATIONS 2.65%

Angola 0.23%
Angolan Government International Bonds(a)	9.375%		5/8/2048		3,148,000	2,500,268

Argentina 0.18%
Argentina Government International Bonds(a)	0.50%	(m)	7/9/2030		5,764,869	1,928,730

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Bermuda 0.10%
Bermuda Government International Bonds†	2.375%		8/20/2030	$1,296,000	$1,086,709

Colombia 0.15%
Colombia Government International Bonds(a)	8.00%		4/20/2033	1,575,000	1,601,939

Costa Rica 0.24%
Costa Rica Government International Bonds†(a)	7.158%		3/12/2045	2,596,000	2,577,445

Dominican Republic 0.35%
Dominican Republic International Bonds†(a)	6.00%		2/22/2033	4,070,000	3,763,462

Ecuador 0.10%
Ecuador Government International Bonds†(a)	5.50%	(m)	7/31/2030	2,210,031	1,073,696

El Salvador 0.16%
El Salvador Government International Bonds(a)	8.625%		2/28/2029	2,498,000	1,677,838

Jordan 0.15%
Jordan Government International Bonds†(a)	7.50%		1/13/2029	1,625,000	1,638,162

Philippines 0.11%
Philippines Government International Bonds(a)	5.00%		7/17/2033	1,127,000	1,142,590

Serbia 0.20%
Serbia International Bonds†(a)	6.25%		5/26/2028	2,144,000	2,137,960

South Africa 0.22%
Republic of South Africa Government International Bonds(a)	4.30%		10/12/2028	2,688,000	2,380,896

Sri Lanka 0.10%
Sri Lanka Government International Bonds†(a)(f)	5.875%		7/25/2022	2,340,000	1,088,428

Turkey 0.36%
Turkey Government International Bonds(a)	5.125%		2/17/2028	4,468,000	3,896,543
Total Foreign Government Obligations (cost $30,297,518)					28,494,666

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.01%
Federal Home Loan Mortgage Corp.	3.50%		8/1/2045	1,915,737	1,786,431
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052	2,259,006	2,240,998
Federal National Mortgage Association	3.00%		1/1/2051	605,116	540,254
Federal National Mortgage Association	3.50%		9/1/2051 – 4/1/2052	2,577,563	2,379,612
Federal National Mortgage Association	4.00%		5/1/2052	4,309,888	4,094,562
Federal National Mortgage Association	5.00%		7/1/2052	3,068,130	3,049,681

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(n)	3.00%	TBA	$7,324,000	$6,549,185
Government National Mortgage Association(n)	3.50%	TBA	3,025,000	2,795,525
Government National Mortgage Association(n)	4.00%	TBA	5,624,000	5,325,884
Government National Mortgage Association(n)	4.50%	TBA	5,807,000	5,607,838
Government National Mortgage Association(n)	5.00%	TBA	20,514,000	20,153,402
Government National Mortgage Association(n)	5.50%	TBA	8,992,000	8,946,338
Government National Mortgage Association(n)	6.00%	TBA	11,801,000	11,874,756
Government National Mortgage Association(n)	6.50%	TBA	4,735,000	4,814,163
Uniform Mortgage-Backed Security(n)	4.00%	TBA	2,908,000	2,731,589
Uniform Mortgage-Backed Security(n)	4.50%	TBA	3,697,000	3,556,341
Uniform Mortgage-Backed Security(n)	5.00%	TBA	1,361,000	1,351,803
Uniform Mortgage-Backed Security(n)	5.50%	TBA	14,138,000	14,108,558
Uniform Mortgage-Backed Security(n)	6.00%	TBA	9,200,000	9,279,781
Uniform Mortgage-Backed Security(n)	6.50%	TBA	7,063,000	7,208,612
Total Government Sponsored Enterprises Pass-Throughs (cost $119,417,493)				118,395,313

MUNICIPAL BONDS 1.03%

Education 0.26%
California State University	3.899%	11/1/2047	1,655,000	1,449,038
Ohio University	5.59%	12/1/2114	500,000	476,708
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	1,070,000	897,617
Total				2,823,363

Government 0.10%
Foothill-Eastern Transportation Corridor Agency CA	4.094%	1/15/2049	1,292,000	1,071,928

Miscellaneous 0.23%
Dallas Convention Center Hotel Development Corp. TX	7.088%	1/1/2042	1,210,000	1,376,060
New York City Industrial Development Agency NY†	11.00%	3/1/2029	935,000	1,080,564
Total				2,456,624

Tax Revenue 0.13%
County of Miami-Dade FL	2.786%	10/1/2037	660,000	499,249
Memphis-Shelby County Industrial Development Board Tax Allocation TN(f)	7.00%	7/1/2045	1,415,000	913,129	(c)
Total				1,412,378

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.31%
County of Miami-Dade Aviation Revenue FL	4.28%		10/1/2041	$950,000	$850,911
Metropolitan Transportation Authority NY	5.175%		11/15/2049	1,000,000	914,514
Metropolitan Transportation Authority NY	6.668%		11/15/2039	525,000	558,625
Port of Seattle WA	3.755%		5/1/2036	1,105,000	999,796
Total					3,323,846
Total Municipal Bonds (cost $13,352,089)					11,088,139

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.56%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.218% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	1,750,000	1,441,976
Benchmark Mortgage Trust Series 2019-B12 Class WMA†	4.388%	#(o)	8/15/2052	2,892,000	2,513,065	(c)
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.443% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	2,960,000	2,889,469
BMO Mortgage Trust Series 2023-C5 Class A5	5.765%		6/15/2056	1,170,000	1,214,634
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	829,000	685,930
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.893% (1 mo. USD LIBOR + 0.70%	)#	9/15/2036	2,630,000	2,548,169
BX Trust Series 2021-ARIA Class A†	6.092% (1 mo. USD LIBOR + 0.90%	)#	10/15/2036	500,000	485,160
BX Trust Series 2022-PSB Class A†	7.598% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	990,805	989,292
CF Trust Series 2019-BOSS Class A1†	8.443% (1 mo. USD LIBOR + 3.25%	)#	12/15/2024	1,340,000	1,267,663
CIM Trust Series 2020-J1 Class A2†	2.50%	#(o)	7/25/2050	466,046	380,983
CIM Trust Series 2021-J1 Class A1†	2.50%	#(o)	3/25/2051	465,703	376,643
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C	4.905%	#(o)	2/10/2049	480,000	370,522
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV2 Class A3A†	2.50%	#(o)	5/25/2051	2,199,617	1,776,230
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(o)	11/27/2051	3,141,007	2,652,038
COMM Mortgage Trust Series 2014-UBS5 Class AM	4.193%	#(o)	9/10/2047	1,161,000	1,113,580
CSMC Trust Series 2021-BPNY Class A†	8.908% (1 mo. USD LIBOR + 3.71%	)#	8/15/2023	2,420,000	2,316,312
CSMC Trust Series 2021-BRIT Class A†	8.721% (1 mo. USD Term SOFR + 3.57%	)#	5/15/2026	3,950,262	3,736,990
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA1 Class B1†	7.45% (1 mo. USD LIBOR + 2.30%	)#	1/25/2050	546,756	547,366

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA2 Class B1†	7.65% (1 mo. USD LIBOR + 2.50%	)#	2/25/2050	$692,000	$686,040
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	5.917% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	670,766	651,053
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA2 Class M1B†	7.467% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	800,000	791,356
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1B†	8.417% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	450,000	455,597
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA5 Class M1B†	9.567% (30 day USD SOFR Average + 4.50%	)#	6/25/2042	587,000	617,072
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.367% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	1,595,098	1,606,017
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1B†	8.617% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	1,820,000	1,847,590
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA3 Class B1†	8.40% (1 mo. USD LIBOR + 3.25%	)#	7/25/2049	500,000	514,497
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2 Class M1B†	9.067% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	380,000	391,904
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.167% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	1,454,454	1,459,506
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1B†	8.317% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	2,200,000	2,211,579
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.067% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	1,100,000	1,082,197
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	8.967% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	900,000	919,523
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.25% (1 mo. USD LIBOR + 4.10%	)#	7/25/2039	997,849	1,025,668

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.267% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	$827,523	$823,451
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.617% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	1,105,313	1,121,676
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.467% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	2,572,535	2,589,448
Flagstar Mortgage Trust Series 2021-8INV Class A3†	2.50%	#(o)	9/25/2051	551,654	445,470
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class C†	7.243% (1 mo. USD LIBOR + 2.05%	)#	11/15/2036	770,000	733,831
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class D†	7.943% (1 mo. USD LIBOR + 2.75%	)#	11/15/2036	220,000	209,165
GS Mortgage Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(o)	6/25/2051	993,046	803,139
GS Mortgage Securities Corp. Trust Series 2021-PJ5 Class A2†	2.50%	#(o)	10/25/2051	336,505	272,572
GS Mortgage Securities Corp. Trust Series 2021-RENT Class E†	7.913% (1 mo. USD LIBOR + 2.75%	)#	11/21/2035	643,334	592,001
GS Mortgage Securities Corp. Trust Series 2021-RENT Class F†	8.813% (1 mo. USD LIBOR + 3.65%	)#	11/21/2035	494,873	443,411
GS Mortgage Securities Corp. Trust Series 2021-RENT Class G†	10.863% (1 mo. USD LIBOR + 5.70%	)#	11/21/2035	98,975	84,921
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ†	14.693% (1 mo. USD LIBOR + 9.50%	)#	6/15/2026	4,000,000	800,000	(c)
GS Mortgage Securities Corp. Trust Series 2022-ECI Class B†	8.091% (1 mo. USD Term SOFR + 2.94%	)#	8/15/2039	1,180,000	1,176,844
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.238% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	2,090,000	2,061,005
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ6 Class A8†	2.50%	#(o)	11/25/2051	776,645	662,316
GS Mortgage-Backed Securities Trust Series 2021-PJ6 Class A2†	2.50%	#(o)	11/25/2051	1,148,173	930,029
GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2†	2.50%	#(o)	1/25/2052	727,835	589,552

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hilton Orlando Trust Series 2018-ORL Class A†	6.213% (1 mo. USD LIBOR + 1.02%	)#	12/15/2034	$747,000	$738,064
HPLY Trust Series 2019-HIT Class A†	6.193% (1 mo. USD LIBOR + 1.00%	)#	11/15/2036	1,065,830	1,054,030
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class B†	6.254% (1 mo. USD Term SOFR + 1.11%	)#	4/15/2037	1,791,660	1,660,211
JP Morgan Mortgage Trust Series 2020-7 Class A3†	3.00%	#(o)	1/25/2051	470,859	397,559
JP Morgan Mortgage Trust Series 2021-12 Class A3†	2.50%	#(o)	2/25/2052	592,530	479,954
JP Morgan Mortgage Trust Series 2021-7 Class A3†	2.50%	#(o)	11/25/2051	373,410	302,930
JP Morgan Mortgage Trust Series 2021-INV5 Class A2†	3.00%	#(o)	12/25/2051	426,921	360,461
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(o)	5/25/2052	2,074,309	1,748,813
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(o)	10/25/2052	927,255	782,906
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.894% (1 mo. USD LIBOR + 6.70%	)#	8/15/2033	2,110,000	1,928,617
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.442% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	1,400,000	1,372,062
SHOW Trust Series 2022-BIZ Class A†	8.116% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	3,858,811
Total Non-Agency Commercial Mortgage-Backed Securities (cost $75,926,424)					70,588,870

	Dividend Rate			Shares

PREFERRED STOCKS 0.11%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			9,765	229,477
ACBL Holdings Corp.	Zero Coupon			16,904	929,720
Total Preferred Stocks (cost $666,725)					1,159,197

	Exercise Price		Expiration Date

RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc.* (cost $48,886)	Zero Coupon		9/7/2023	148,512	–	(d)(e)
Total Long-Term Investments (cost $1,207,431,279)					1,154,169,840

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.27%

Repurchase Agreements 1.27%
Repurchase Agreement dated 6/30/2023, 5.050% due 7/3/2023 with Barclays Bank PLC collateralized by $4,102,000 of U.S. Treasury Note at 4.625% due 6/30/2025; value: $4,079,439; proceeds: $4,001,133 (cost $3,999,450)	$3,999,450	$3,999,450
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $9,987,700 of U.S. Treasury Note at 3.750% due 05/31/2030; value: $9,868,584; proceeds: $9,677,170 (cost $9,675,074)	9,675,074	9,675,074
Total Repurchase Agreements (cost $13,674,524)		13,674,524
Total Investments in Securities 108.60% (cost $1,221,105,803)		1,167,844,364
Other Assets and Liabilities – Net(p) (8.60)%		(92,441,445)
Net Assets 100.00%		$1,075,402,919

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $576,051,637, which represents 53.57% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Amount is less than $1
(f)	Defaulted (non-income producing security).
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Securities purchased on a when-issued basis (See Note 2(n)).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2023.
(j)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest Rate to be determined.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2023

(l)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at June 30, 2023(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.S40(4)(5)	Bank of America	5.00%	6/20/2028	$10,504,000	$158,777	$134,603	$293,380

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $134,603. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$21,539	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	43,406
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$64,945

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $15,035 which includes upfront payment of $6,504. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	$4,373,000	$(118,395)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(268,638)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(387,033)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Credit Default Swap Contracts on Indexes - Sell Protection at June 30, 2023(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	459,606	$(5,251)	$(21,177)	$(26,428)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $21,177.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at June 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Singapore dollar	Buy	J.P. Morgan	8/22/2023	1,137,000	$840,946	$842,190	$1,244
Danish krone	Sell	Standard Chartered Bank	9/29/2023	7,285,000	1,073,733	1,073,279	454
Singapore dollar	Sell	J.P. Morgan	8/22/2023	1,373,000	1,022,405	1,016,998	5,407
Swiss franc	Sell	State Street Bank and Trust	8/23/2023	1,538,000	1,728,613	1,727,043	1,570
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,675

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	9/13/2023	200,000	$220,442	$218,997	$(1,445)
Euro	Buy	UBS AG	9/13/2023	318,000	349,648	348,205	(1,443)
Singapore dollar	Buy	State Street Bank and Trust	8/22/2023	285,000	212,206	211,103	(1,103)
British pound	Sell	State Street Bank and Trust	9/8/2023	3,870,000	4,816,091	4,916,091	(100,000)
Euro	Sell	Morgan Stanley	9/13/2023	8,025,000	8,668,765	8,787,251	(118,486)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(222,477)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2023

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2023	613	Short	$(125,732,695)	$(124,649,719)	$1,082,976
U.S. 5-Year Treasury Note	September 2023	1,543	Short	(167,487,141)	(165,245,656)	2,241,485
U.S. Long Bonds	September 2023	20	Short	(2,540,552)	(2,538,125)	2,427
Total Unrealized Appreciation on Futures Contracts						$3,326,888

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2023	95	Long	$10,825,263	$10,665,235	$(160,028)
U.S. 10-Year Ultra	September 2023	193	Long	23,149,708	22,858,438	(291,270)
U.S. Ultra Bond	September 2023	18	Short	(2,427,845)	(2,451,938)	(24,093)
Total Unrealized Depreciation on Futures Contracts						$(475,391)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$32,993,830	$–		$32,993,830
Common Stocks
Automobile Components	–	781,165	–		781,165
Beverages	2,150,133	1,099,460	–		3,249,593
Electric-Generation	–	–	142		142
Miscellaneous Financials	–	–	538,794		538,794
Personal Care Products	–	1,110,257	–		1,110,257
Specialty Retail	1,181,251	440,231	–		1,621,482
Textiles, Apparel & Luxury Goods	–	4,462,804	–		4,462,804
Transportation Infrastructure	–	–	165,780		165,780
Remaining Industries	73,692,905	–	–		73,692,905
Corporate Bonds
Banks	–	–	–	(3)	–	(3)
Mining	–	16,023,280	–	(4)	16,023,280
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	775,222,212	–		775,222,212
Floating Rate Loans
Electric: Generation	–	3,109,179	58,219		3,167,398
Personal & Household Products	–	–	10,026		10,026
Remaining Industries	–	11,403,987	–		11,403,987
Foreign Government Obligations	–	28,494,666	–		28,494,666
Government Sponsored Enterprises Pass-Throughs	–	118,395,313	–		118,395,313
Municipal Bonds
Tax Revenue	–	499,249	913,129		1,412,378
Remaining Industries	–	9,675,761	–		9,675,761
Non-Agency Commercial Mortgage-Backed Securities	–	67,275,805	3,313,065		70,588,870
Preferred Stocks	–	1,159,197	–		1,159,197
Rights	–	–	–	(3)	–
Short-Term Investments
Repurchase Agreements	–	13,674,524	–		13,674,524
Total	$77,024,289	$1,085,820,920	$4,999,155		$1,167,844,364

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$293,380	$–	$293,380
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	64,945	–	64,945
Liabilities	–	(387,033)	–	(387,033)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(26,428)	–	(26,428)
Forward Foreign Currency Exchange Contracts
Assets	–	8,675	–	8,675
Liabilities	–	(222,477)	–	(222,477)
Futures Contracts
Assets	3,326,888	–	–	3,326,888
Liabilities	(475,391)	–	–	(475,391)
Total	$2,851,497	$(268,938)	$–	$2,582,559

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount less than $1.
(4)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

40	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $1,221,105,803)	$1,167,844,364
Deposits with brokers for futures collateral	2,550,042
Deposits with brokers for forwards and swap contracts collateral	3,288,628
Receivables:
Investment securities sold	192,779,382
Interest and dividends	14,258,604
Capital shares sold	761,617
Variation Margin for futures contracts	190,656
Variation margin receivable for centrally cleared swap contracts agreements	67,715
Unrealized appreciation on forward foreign currency exchange contracts	8,675
Prepaid expenses and other assets	11,029
Total assets	1,381,760,712
LIABILITIES:
Payables:
Investment securities purchased	302,627,527
Transfer agent fees	1,492,469
Capital shares reacquired	777,411
Management fee	416,550
To bank	221,028
Directors’ fees	143,927
Fund administration	35,200
Credit default swap contract agreements payable, at fair value (including upfront payments of $5,251)	26,428
Unrealized depreciation on forward foreign currency exchange contracts	222,477
Foreign currency overdraft (cost $228,422)	227,586
Accrued expenses	167,190
Total liabilities	306,357,793
NET ASSETS	$1,075,402,919
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,233,077,708
Total distributable earnings (loss)	(157,674,789)
Net Assets	$1,075,402,919
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	103,504,186
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.39

See Notes to Financial Statements.	41

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $14,963)	$391,597
Securities lending net income	5,894
Interest and other	29,877,441
Total investment income	30,274,932
Expenses:
Management fee	2,547,766
Non 12b-1 service fees	1,346,581
Shareholder servicing	559,882
Fund administration	215,448
Custody	36,706
Professional	33,876
Reports to shareholders	22,744
Directors’ fees	14,934
Other	51,009
Gross expenses	4,828,946
Expense reductions (See Note 9)	(9,764)
Fees waived and expenses reimbursed (See Note 3)	(36,706)
Net expenses	4,782,476
Net investment income	25,492,456
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(36,558,977)
Net realized gain (loss) on futures contracts	(9,862,767)
Net realized gain (loss) on forward foreign currency exchange contracts	(596,792)
Net realized gain (loss) on swap contracts	(165,930)
Net realized gain (loss) on foreign currency related transactions	106,982
Net change in unrealized appreciation/depreciation on investments	39,610,309
Net change in unrealized appreciation/depreciation on futures contracts	1,905,396
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	167,848
Net change in unrealized appreciation/depreciation on swap contracts	(149,904)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	61,038
Net realized and unrealized gain (loss)	(5,482,797)
Net Increase in Net Assets Resulting From Operations	$20,009,659

42	See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2023

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$25,492,456	$47,040,391
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(47,077,484)	(80,236,105)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	41,594,687	(135,573,628)
Net increase (decrease) in net assets resulting from operations	20,009,659	(168,769,342)
Distributions to shareholders:	–	(53,863,559)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	30,439,516	75,105,510
Reinvestment of distributions	–	53,863,559
Cost of shares reacquired	(59,216,498)	(153,085,834)
Net decrease in net assets resulting from capital share transactions	(28,776,982)	(24,116,765)
Net decrease in net assets	(8,767,323)	(246,749,666)
NET ASSETS:
Beginning of period	$1,084,170,242	$1,330,919,908
End of period	$1,075,402,919	$1,084,170,242

See Notes to Financial Statements.	43

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2023(c)	$10.20	$0.24	$(0.05)	$0.19	$–	$–	$–
12/31/2022	12.29	0.45	(2.01)	(1.56)	(0.50)	(0.03)	(0.53)
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)
12/31/2020	12.08	0.44	0.43	0.87	(0.47)	–	(0.47)
12/31/2019	11.08	0.46	1.02	1.48	(0.48)	–	(0.48)
12/31/2018	12.38	0.49	(0.99)	(0.50)	(0.53)	(0.27)	(0.80)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

44	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments %		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.39	1.86 (d)	0.89	(e)	0.89	(e)	4.73	(e)	$1,075,403	139	(d)
10.20	(12.80)	0.89		0.89		4.02		1,084,170	182
12.29	3.28	0.89		0.89		3.11		1,330,920	96
12.48	7.30	0.91		0.91		3.65		1,176,259	96
12.08	13.35	0.92		0.92		3.84		1,187,443	232
11.08	(4.02)	0.92		0.93		4.04		1,077,305	153

See Notes to Financial Statements.	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and

Notes to Financial Statements (unaudited)(continued)

ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions,

Notes to Financial Statements (unaudited)(continued)

if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(j)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(k)	Options–The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and Change in Unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments in each Fund’s Statement of Operations.

(l)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(n)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(o)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(p)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(q)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2023, the Fund did not invest in reverse repurchase agreements.

(r)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities

Notes to Financial Statements (unaudited)(continued)

(the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2023, the Fund did not have loan commitments.

(s)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(t)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A

Notes to Financial Statements (unaudited)(continued)

three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .47% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $36,706 of fund administration fees during the six months ended June 30, 2023.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$53,863,559
Total distributions paid	$–	$53,863,559

As of December 31, 2022, the Fund had a capital loss carryforward of $79,928,632, which will carry forward indefinitely.

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,225,970,919
Gross unrealized gain	17,501,037
Gross unrealized loss	(73,198,559)
Net unrealized security gain (loss)	$(55,697,522)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, premium amortization and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,155,431,959	$520,225,097	$1,118,498,946	$502,078,295

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund engaged in cross-trade purchases of $3,100.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2023 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2023 (as described in Note 2(j)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into CPI swaps for the six months ended June 30, 2023 (as described in Note 2(i)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

The Fund entered into options on equities for the six months ended June 30, 2023 (as described in Note 2(k)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	–	$64,945
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$293,380	–
Forward Foreign Currency Exchange Contracts(2)	–	$8,675	–	–
Futures Contracts(3)	$3,326,888	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	–	$387,033
Credit Default Swap Contracts(4)	–	–	$26,428	–
Forward Foreign Currency Exchange Contracts(5)	–	$222,477	–	–
Futures Contracts(3)	$475,391	–	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable (receivable), at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2023, were as follows:

	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	–	$(76,714)	–	–
Credit Default Swap Contracts(1)	–	–	–	$(89,216)
Forward Foreign Currency Exchange Contracts(2)	–	–	$(596,792)	–
Futures Contracts(3)	$(2,476,383)	$(7,386,384)	–	–
Purchased Options(4)	$(65,107)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(5)	–	$38,486	–	–
Credit Default Swap Contracts(5)	–	–	–	$(188,390)
Forward Foreign Currency Exchange Contracts(6)	–	–	$167,848	–
Futures Contracts(7)	$1,905,396	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	–	$20,911,571	–	–
Credit Default Swap Contracts(8)	–	–	–	$9,916,119
Forward Foreign Currency Exchange Contracts(8)	–	–	$25,508,516	–
Futures Contracts(9)	30	1,859	–	–
Purchased Options(8)	$12,929	–	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2023.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net realized gain (loss) on investments includes purchased options.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(7)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Amount represents notional amounts in U.S. dollars.
(9)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting

Notes to Financial Statements (unaudited)(continued)

agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,675	$–	$8,675
Repurchase Agreements	13,674,524	–	13,674,524
Total	$13,683,199	$–	$13,683,199

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$3,999,450	$–	$–	$(3,999,450)	$–
Fixed Income Clearing Corp.	9,675,074	–	–	(9,675,074)	–
J.P. Morgan	6,651	–	–	–	6,651
Standard Chartered Bank	454	–	–	–	454
State Street Bank and Trust	1,570	(1,570)	–	–	–
Total	$13,683,199	$(1,570)	$–	$(13,674,524)	$7,105

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$26,428	$–	$26,428
Forward Foreign Currency Exchange Contracts	222,477	–	222,477
Total	$248,905	$–	$248,905

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$26,428	$–	$(26,428)	$–	$–
Morgan Stanley	119,931	–	–	–	119,931
State Street Bank and Trust	101,103	(1,570)	–	–	99,533
UBS AG	1,443	–	–	–	1,443
Total	$248,905	$(1,570)	$(26,428)	$–	$220,907

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2023.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not have any securities on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Certain instruments in which the Funds may invest have historically relied on LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of US dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial

Notes to Financial Statements (unaudited)(continued)

instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying

Notes to Financial Statements (unaudited)(continued)

asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (unaudited)(concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares sold	2,936,847	6,729,269
Reinvestment of distributions	-	5,219,695
Shares reacquired	(5,719,897)	(13,912,794)
Decrease	(2,783,050)	(1,963,830)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period, equal to the median of the performance peer group for the three-year period, and above the median of the performance peer group for the five- and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	LASFBD-3 (08/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Short Duration Income Portfolio

For the six-month period ended June 30, 2023

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

38	Statement of Assets and Liabilities

39	Statement of Operations

40	Statements of Changes in Net Assets

42	Financial Highlights

44	Notes to Financial Statements

59	Supplemental Information to Shareholders

Lord Abbett Series Fund – Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 – 6/30/23
Class VC
Actual	$1,000.00	$1,013.90	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Asset Backed Securities	23.54%
Basic Materials	2.12%
Communications	1.74%
Consumer, Cyclical	4.55%
Consumer, Non-cyclical	7.23%
Energy	5.12%
Financial	30.11%
Industrial	2.62%
Mortgage Securities	10.98%
Technology	1.35%
U.S. Government	2.57%
Utilities	6.15%
Repurchase Agreements	1.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

3

Schedule of Investments (unaudited)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.33%

ASSET-BACKED SECURITIES 24.16%

Automobiles 8.22%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$100,000	$97,873
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%	10/19/2026	285,000	285,039
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%	11/18/2027	170,000	168,961
Americredit Automobile Receivables Trust Series 2023-1 Class B	5.57%	3/20/2028	100,000	98,787
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	100,000	99,138
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%	2/20/2027	260,000	235,826
Capital One Prime Auto Receivables Trust Series 2021-1 Class A2	0.32%	2/18/2025	5,529	5,519
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A	3.74%	9/15/2025	190,997	189,169
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	275,000	266,098
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	155,000	154,374
CarMax Auto Owner Trust Series 2020-2 Class D	5.75%	5/17/2027	275,000	273,494
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	150,000	147,981
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	22,151	20,850
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	360,000	348,182
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%	2/10/2028	120,000	116,092
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	227,686	221,805
Drive Auto Receivables Trust Series 2019-4 Class D	2.70%	2/16/2027	45,916	45,346
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	54,349	53,589
Drive Auto Receivables Trust Series 2021-1 Class D	1.45%	1/16/2029	100,000	94,102
Drive Auto Receivables Trust Series 2021-2 Class D	1.39%	3/15/2029	171,000	159,712
Enterprise Fleet Financing LLC Series 2020-2 Class A2†	0.61%	7/20/2026	31,745	31,252
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	120,000	119,055

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	$45,887	$44,891
Exeter Automobile Receivables Trust Series 2021-3A Class B	0.69%	1/15/2026	163,766	162,704
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	185,516	185,464
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	210,422	210,258
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	285,000	286,682
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	270,000	264,603
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	495,000	475,893
Ford Credit Auto Owner Trust Series 2018-2 Class A†	3.47%	1/15/2030	200,000	199,847
Ford Credit Auto Owner Trust Series 2019-1 Class A†	3.52%	7/15/2030	200,000	197,466
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	63,891	62,494
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	227,844
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	240,000	235,796
GM Financial Automobile Leasing Trust Series 2022-3 Class A2A	4.01%	10/21/2024	166,108	165,374
GM Financial Automobile Leasing Trust Series 2022-3 Class A3	4.01%	9/22/2025	263,000	258,921
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3	0.35%	10/16/2025	54,370	53,022
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	222,590
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	175,000	164,063
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	585,000	582,945
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	235,000	235,966
Nissan Auto Lease Trust Series 2022-A Class A3	3.81%	5/15/2025	295,000	291,527
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	225,000	212,565
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75%	2/17/2026	32,315	32,053
Santander Drive Auto Receivables Trust Series 2022-5 Class A2	3.98%	1/15/2025	71,751	71,664

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-6 Class A2	4.37%	5/15/2025	$118,585	$118,406
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	316,094
Santander Retail Auto Lease Trust Series 2021-A Class A3†	0.51%	7/22/2024	161,294	159,550
Santander Retail Auto Lease Trust Series 2021-C Class A3†	0.50%	3/20/2025	72,736	72,059
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A†	3.82%	4/25/2035	250,000	237,237
Westlake Automobile Receivables Trust Series 2021-2A Class A2A†	0.32%	4/15/2025	3,408	3,401
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	100,000	95,587
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	335,000	334,147
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	100,000	100,137
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	60,000	58,543
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%	6/15/2026	205,000	204,283
World Omni Select Auto Trust Series 2019-A Class C	2.38%	12/15/2025	11,896	11,804
World Omni Select Auto Trust Series 2019-A Class D	2.59%	12/15/2025	45,000	44,422
Total				9,832,546

Credit Card 1.50%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%	5/15/2027	425,000	410,401
BA Credit Card Trust Series 2022-A2 Class A2	5.00%	4/15/2028	260,000	258,908
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%	5/15/2027	550,000	531,968
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%	7/15/2027	310,000	299,675
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%	10/15/2027	295,000	293,714
Total				1,794,666

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 13.94%
ACAM Ltd. Series 2019-FL1 Class A†	6.616% (1 mo. USD Term SOFR + 1.51%	)#	11/17/2034	$4,375	$4,332
ACREC Ltd. Series 2021-FL1 Class A†	6.308% (1 mo. USD LIBOR + 1.15%	)#	10/16/2036	292,000	288,027
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.616% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	430,000	417,926
Affirm Asset Securitization Trust Series 2021-B Class A†	1.03%		8/17/2026	175,000	170,268
Apidos CLO XXII Series 2015-22A Class A1R†	6.31% (3 mo. USD LIBOR + 1.06%	)#	4/20/2031	250,000	247,480
Apidos CLO XXXI Series 2019-31A Class A1R†	6.36% (3 mo. USD LIBOR + 1.10%	)#	4/15/2031	250,000	246,436
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	127,339	112,569
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.293% (1 mo. USD LIBOR + 1.10%	)#	5/15/2036	390,000	383,428
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.263% (1 mo. USD LIBOR + 1.07%	)#	8/15/2034	150,000	146,572
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.517% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	230,000	226,182
ARES L CLO Ltd. Series 2018-50A Class AR†	6.31% (3 mo. USD LIBOR + 1.05%	)#	1/15/2032	250,000	247,373
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.22% (3 mo. USD LIBOR + 0.97%	)#	7/20/2030	218,625	216,997
Bain Capital Credit CLO Ltd. Series 2020-5A Class A1†	6.47% (3 mo. USD LIBOR + 1.22%	)#	1/20/2032	250,000	247,776
Barings CLO Ltd. Series 2019-3A Class A1R†	6.32% (3 mo. USD LIBOR + 1.07%	)#	4/20/2031	500,000	494,124
BDS LLC Series 2022-FL11 Class ATS†	6.876% (1 mo. USD Term SOFR + 1.80%	)#	3/19/2039	330,000	326,386
BDS Ltd. Series 2021-FL7 Class A†	6.227% (1 mo. USD LIBOR + 1.07%	)#	6/16/2036	200,000	195,250
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class ARRR†	6.43% (3 mo. USD LIBOR + 1.18%	)#	1/20/2032	250,000	246,978
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2029	238,274	236,324

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.513% (1 mo. USD LIBOR + 1.32%	)#	12/15/2038	$240,000	$235,500
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2031	477,539	472,446
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.15% (3 mo. USD LIBOR + 0.90%	)#	7/20/2029	226,630	224,360
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2031	250,000	246,910
Cedar Funding IX CLO Ltd. Series 2018-9A Class A1†	6.23% (3 mo. USD LIBOR + 0.98%	)#	4/20/2031	250,000	247,256
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.35% (3 mo. USD LIBOR + 1.10%	)#	10/20/2032	250,000	246,260
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.513% (3 mo. USD LIBOR + 1.05%	)#	5/29/2032	220,000	217,540
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.36% (3 mo. USD LIBOR + 1.10%	)#	7/15/2033	250,000	246,898
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.262% (3 mo. USD LIBOR + 1.00%	)#	10/18/2030	496,104	491,556
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	360,000	360,740
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.24% (3 mo. USD LIBOR + 0.98%	)#	4/15/2028	206,150	205,198
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.223% (3 mo. USD LIBOR + 0.95%	)#	7/24/2030	144,733	143,626
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.282% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	170,000	165,584
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.158% (1 mo. USD LIBOR + 1.00%	)#	9/17/2036	267,617	259,107
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	225,000	223,845
KKR CLO Ltd. Series 24 Class A1R†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2032	250,000	246,585
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	221,867
LFT CRE Ltd. Series 2021-FL1 Class B†	6.943% (1 mo. USD LIBOR + 1.75%	)#	6/15/2039	200,000	190,780

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. Series 2019-CRE2 Class C†	7.193% (1 mo. USD LIBOR + 2.00%	)#	5/15/2036	$430,000	$413,786
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.616% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	260,000	255,830
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.173% (3 mo. USD LIBOR + 0.90%	)#	7/23/2029	233,904	231,822
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.261% (3 mo. USD LIBOR + 1.00%	)#	7/21/2030	243,037	241,485
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.06% (3 mo. USD LIBOR + 0.80%	)#	1/15/2028	176,075	175,007
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.25% (3 mo. USD LIBOR + 0.99%	)#	1/15/2034	250,000	247,812
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	265,113
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	330,000	329,484
MF1 LLC Series 2022-FL9 Class A†	7.226% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	490,000	488,628
MF1 Ltd. Series 2021-FL7 Class A†	6.237% (1 mo. USD LIBOR + 1.08%	)#	10/16/2036	240,000	234,300
MF1 Ltd. Series 2022-FL8 Class A†	6.417% (30 day USD SOFR Average + 1.35%	)#	2/19/2037	340,000	332,452
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029	169,034	167,988
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	10,432	10,369
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class A1†	1.91%		10/20/2061	130,000	110,942
OCP CLO Ltd. Series 2019-17A Class A1R†	6.29% (3 mo. USD LIBOR + 1.04%	)#	7/20/2032	300,000	295,616
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	233,854	232,755
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	6.255% (3 mo. USD LIBOR + 1.00%	)#	1/25/2031	247,802	245,514
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.321% (3 mo. USD LIBOR + 1.00%	)#	2/14/2031	500,000	494,274
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	127,112	125,587
OneMain Financial Issuance Trust Series
2018-2A Class A†	3.57%		3/14/2033	78,840	77,695

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	$140,000	$121,385
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	245,000	243,997
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	11,591	11,106
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	166,837	162,439
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	136,000	134,208
PFS Financing Corp. Series 2020-G Class A†	0.97%		2/15/2026	108,000	104,524
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	220,000	220,378
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.34% (3 mo. USD LIBOR + 1.08%	)#	10/15/2031	250,000	247,437
Romark CLO Ltd. Series 2017-1A Class A1R†	6.303% (3 mo. USD LIBOR + 1.03%	)#	10/23/2030	248,190	245,401
SCF Equipment Leasing LLC Series 2019-2A Class A2†	2.47%		4/20/2026	90,273	89,895
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	302,833	295,444
SCF Equipment Leasing LLC Series 2022-1A
Class A3†	2.92%		7/20/2029	220,000	209,059
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.359% (3 mo. USD LIBOR + 1.06%	)#	1/29/2032	250,000	246,953
Upstart Securitization Trust Series 2021-2 Class A†	0.91%		6/20/2031	2,341	2,333
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	59,754	58,430
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	210,000	208,823
Total					16,678,757

Rec Vehicle Loan 0.11%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	22,647	22,003
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	115,738	113,621
Total					135,624

Student Loan 0.39%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	74,235	65,944
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	193,337	166,917
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	182,588	158,477
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	72,276	64,194
Towd Point Asset Trust Series 2018-SL1 Class A†	5.75% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	14,132	14,063
Total					469,595
Total Asset-Backed Securities (cost $29,510,728)					28,911,188

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 53.38%

Aerospace/Defense 0.11%
Hexcel Corp.	4.95%	8/15/2025	$135,000	$131,719

Agriculture 1.98%
BAT Capital Corp.	2.789%	9/6/2024	54,000	51,963
BAT Capital Corp.	3.222%	8/15/2024	832,000	807,698
Imperial Brands Finance PLC (United Kingdom)†(a)	3.125%	7/26/2024	400,000	386,606
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	400,000	401,012
Philip Morris International, Inc.	4.875%	2/13/2026	85,000	84,426
Philip Morris International, Inc.	5.125%	11/17/2027	151,000	151,571
Reynolds American, Inc.	4.45%	6/12/2025	121,000	117,638
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	411,000	367,323
Total				2,368,237

Airlines 0.18%
Air Canada Pass-Through Trust Class B (Canada)†(a)	5.00%	6/15/2025	69,335	68,968
British Airways Pass-Through Trust Class A (United Kingdom)†(a)	4.625%	12/20/2025	19,344	19,107
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Cayman Islands)†(a)	8.00%	9/20/2025	121,000	122,012
Total				210,087

Apparel 0.03%
PVH Corp.	4.625%	7/10/2025	38,000	36,771

Auto Manufacturers 2.38%
Daimler Truck Finance North America LLC†	5.15%	1/16/2026	150,000	149,367
Ford Motor Credit Co. LLC	3.37%	11/17/2023	239,000	236,765
Ford Motor Credit Co. LLC	5.125%	6/16/2025	200,000	194,686
Ford Motor Credit Co. LLC	5.584%	3/18/2024	200,000	198,769
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	126,296
General Motors Financial Co., Inc.	2.90%	2/26/2025	54,000	51,268
General Motors Financial Co., Inc.	3.95%	4/13/2024	140,000	137,847
General Motors Financial Co., Inc.	5.40%	4/6/2026	73,000	72,187
Hyundai Capital America†	0.80%	1/8/2024	160,000	155,841
Hyundai Capital America†	0.875%	6/14/2024	160,000	152,637
Hyundai Capital America†	1.00%	9/17/2024	47,000	44,222
Hyundai Capital America†	1.25%	9/18/2023	218,000	215,945
Hyundai Capital America†	1.30%	1/8/2026	75,000	67,141
Hyundai Capital America†	1.50%	6/15/2026	91,000	80,635
Hyundai Capital America†	5.50%	3/30/2026	112,000	111,043

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	5.65%		6/26/2026	$121,000	$120,313
Hyundai Capital America†	5.875%		4/7/2025	137,000	137,007
Nissan Motor Acceptance Co. LLC†	3.875%		9/21/2023	600,000	596,693
Total					2,848,662

Banks 20.96%
AIB Group PLC (Ireland)†(a)	4.263% (3 mo. USD LIBOR + 1.87%	)#	4/10/2025	600,000	586,411
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	200,000	189,958
Bank of America Corp.	0.981% (SOFR + 0.91%	)#	9/25/2025	37,000	34,776
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	31,000	27,906
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	237,000	217,198
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	78,000	72,950
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	74,000	66,106
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	174,000	166,208
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%	)#	10/1/2025	14,000	13,472
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	271,000	259,906
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	150,000	147,071
Bank of America Corp.	3.864% (3 mo. USD Term SOFR + 1.20%	)#	7/23/2024	246,000	245,704
Bank of America Corp.	3.95%		4/21/2025	157,000	152,111
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	168,000	165,129
Bank of America Corp.	5.501% (SOFR + 0.41%	)#	6/14/2024	151,000	150,797
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	200,000	173,220
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	200,000	198,753
Bank of Montreal (Canada)(a)	3.70%		6/7/2025	135,000	130,365
Bank of Montreal (Canada)(a)	4.25%		9/14/2024	175,000	171,599
Bank of Montreal (Canada)(a)	5.20%		12/12/2024	140,000	138,872

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Montreal (Canada)(a)	5.30%		6/5/2026	$150,000	$149,671
Bank of New York Mellon	5.148%	#	5/22/2026	250,000	248,537
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%	)#	2/1/2029	94,000	91,563
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%	)#	4/26/2027	70,000	69,172
Bank of Nova Scotia (Canada)(a)	4.75%		2/2/2026	95,000	93,544
Bank of Nova Scotia (Canada)(a)	5.45%		6/12/2025	121,000	120,404
Barclays PLC (United Kingdom)(a)	3.932% (3 mo. USD LIBOR + 1.61%	)#	5/7/2025	307,000	300,127
Barclays PLC (United Kingdom)(a)	5.829% (SOFR + 2.21%	)#	5/9/2027	200,000	197,404
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	229,000	211,908
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	200,000	195,861
BPCE SA (France)†(a)	4.50%		3/15/2025	200,000	192,036
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	191,633
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	250,000	247,762
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	169,000	163,437
Canadian Imperial Bank of Commerce (Canada)(a)	5.001%		4/28/2028	158,000	155,567
Canadian Imperial Bank of Commerce (Canada)(a)	5.144%		4/28/2025	211,000	209,322
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	743,000	709,772
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	233,000	227,846
Citigroup, Inc.	3.875%		3/26/2025	59,000	57,013
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	302,000	296,838
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	227,419
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	250,000	237,036
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	435,000	419,232
Danske Bank AS (Denmark)†(a)	0.976% (1 yr. CMT + 0.55%	)#	9/10/2025	200,000	186,693
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	200,000	179,513
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	400,000	379,948

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	$200,000	$186,869
Danske Bank AS (Denmark)†(a)	5.375%		1/12/2024	200,000	198,863
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	200,000	199,633
Discover Bank	4.25%		3/13/2026	250,000	236,436
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.70%		3/14/2028	200,000	199,837
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	250,000	236,555
Goldman Sachs Group, Inc.	0.657% (SOFR + 0.51%	)#	9/10/2024	151,000	149,314
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	242,000	215,357
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	75,000	68,108
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	152,000	143,660
Goldman Sachs Group, Inc.	5.749% (SOFR + 0.70%	)#	1/24/2025	153,000	152,782
HSBC Holdings PLC (United Kingdom)(a)	0.732% (SOFR + 0.53%	)#	8/17/2024	200,000	198,543
HSBC Holdings PLC (United Kingdom)(a)	0.976% (SOFR + 0.71%	)#	5/24/2025	200,000	190,345
HSBC Holdings PLC (United Kingdom)(a)	3.803% (3 mo. USD Term SOFR + 1.47%	)#	3/11/2025	400,000	392,297
HSBC USA, Inc.	5.625%		3/17/2025	200,000	199,230
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	73,000	67,872
Huntington National Bank	4.008% (SOFR + 1.21%	)#	5/16/2025	250,000	240,603
Intesa Sanpaolo SpA (Italy)†(a)	3.25%		9/23/2024	200,000	191,942
Intesa Sanpaolo SpA (Italy)†(a)	5.017%		6/26/2024	400,000	387,597
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025	148,000	139,447
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%	)#	6/1/2025	172,000	163,557
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%	)#	10/15/2025	76,000	72,451
JPMorgan Chase & Co.	3.797% (3 mo. USD Term SOFR + 1.15%	)#	7/23/2024	95,000	94,888

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	$205,000	$200,552
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	133,000	131,302
JPMorgan Chase & Co.	6.01% (SOFR + 0.92%	)#	2/24/2026	115,000	115,151
JPMorgan Chase & Co.	6.27% (SOFR + 1.18%	)#	2/24/2028	77,000	77,429
KeyBank NA	4.70%		1/26/2026	250,000	232,875
Lloyds Banking Group PLC (United Kingdom)(a)	4.582%		12/10/2025	200,000	191,658
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	88,042
Macquarie Group Ltd. (Australia)†(a)	1.201% (SOFR + 0.69%	)#	10/14/2025	76,000	71,301
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	57,889
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%	)#	8/9/2026	180,000	177,449
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	500,777
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 yr. CMT + 0.45%	)#	10/11/2025	200,000	186,706
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	215,000	211,992
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	200,000	197,670
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.719% (1 yr. CMT + 1.08%	)#	2/20/2026	200,000	199,040
Morgan Stanley	0.79% (SOFR + 0.53%	)#	5/30/2025	276,000	262,272
Morgan Stanley	0.791% (SOFR + 0.51%	)#	1/22/2025	187,000	181,253
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	94,000	92,161
Morgan Stanley	5.05% (SOFR + 1.30%	)#	1/28/2027	52,000	51,581
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	74,999
Morgan Stanley	6.138% (SOFR + 1.77%	)#	10/16/2026	270,000	272,834
National Securities Clearing Corp.†	5.00%		5/30/2028	250,000	248,756
NatWest Group PLC (United Kingdom)(a)	4.269% (3 mo. USD LIBOR + 1.76%	)#	3/22/2025	895,000	879,359

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	$200,000	$197,220
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	197,939
NatWest Markets PLC (United Kingdom)†(a)	0.80%		8/12/2024	200,000	188,416
Nordea Bank Abp (Finland)†(a)	3.60%		6/6/2025	200,000	191,696
Popular, Inc.	6.125%		9/14/2023	309,000	309,182
Royal Bank of Canada (Canada)(a)	4.24%		8/3/2027	152,000	146,702
Royal Bank of Canada (Canada)(a)	4.875%		1/12/2026	143,000	141,440
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027	80,000	81,956
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	58,793
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	40,000	39,306
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.089% (SOFR + 0.79%	)#	3/15/2025	400,000	383,322
Santander U.K. Group Holdings PLC (United Kingdom)(a)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	174,791
Santander U.K. Group Holdings PLC (United Kingdom)†(a)	4.75%		9/15/2025	200,000	192,312
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	200,000	201,578
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	200,000	185,846
Standard Chartered PLC (United Kingdom)†(a)	0.991% (1 yr. CMT + 0.78%	)#	1/12/2025	400,000	387,956
Standard Chartered PLC (United Kingdom)†(a)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025	200,000	192,363
Standard Chartered PLC (United Kingdom)†(a)	6.187%#		7/6/2027	200,000	200,192
State Street Corp.	5.104% (SOFR + 1.13%	)#	5/18/2026	118,000	117,156
Toronto-Dominion Bank (Canada)(a)	4.693%		9/15/2027	126,000	123,363
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	90,000	79,418
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	55,000	52,900
Truist Financial Corp.	6.047%	#	6/8/2027	71,000	71,061
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	117,000	111,979

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	$141,000	$134,822
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	123,000	123,045
UBS AG (Switzerland)(a)	5.125%		5/15/2024	600,000	590,838
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	400,000	343,806
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%	)#	6/5/2026	250,000	229,374
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	400,000	386,902
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	400,000	396,222
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	350,000	352,104
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	84,000	78,744
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	161,000	157,382
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	169,000	165,331
Total					25,082,461

Biotechnology 0.59%
Amgen, Inc.	5.15%		3/2/2028	181,000	180,966
Amgen, Inc.	5.25%		3/2/2025	101,000	100,516
Amgen, Inc.	5.507%		3/2/2026	181,000	180,699
Illumina, Inc.	5.75%		12/13/2027	154,000	154,772
Illumina, Inc.	5.80%		12/12/2025	84,000	84,237
Total					701,190

Chemicals 0.65%
Celanese U.S. Holdings LLC	5.90%		7/5/2024	297,000	296,464
FMC Corp.	5.15%		5/18/2026	50,000	49,219
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	178,393
Nutrien Ltd. (Canada)(a)	5.95%		11/7/2025	60,000	60,386
Sasol Financing USA LLC	5.875%		3/27/2024	200,000	197,596
Total					782,058

Coal 0.07%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†(b)	7.50%		5/1/2025	85,000	85,058

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 0.28%
Global Payments, Inc.	2.65%	2/15/2025	$36,000	$34,161
Global Payments, Inc.	4.95%	8/15/2027	178,000	173,577
Triton Container International Ltd.†	0.80%	8/1/2023	103,000	102,528
Triton Container International Ltd.†	1.15%	6/7/2024	30,000	28,456
Total				338,722

Computers 0.70%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	109,000	98,706
Dell International LLC/EMC Corp.	4.90%	10/1/2026	146,000	145,030
Dell International LLC/EMC Corp.	6.02%	6/15/2026	498,000	506,401
Hewlett Packard Enterprise Co.	5.90%	10/1/2024	89,000	89,060
Total				839,197

Distribution/Wholesale 0.07%
LKQ Corp.†	5.75%	6/15/2028	82,000	81,781

Diversified Financial Services 3.70%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%	10/29/2024	300,000	281,895
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.50%	9/15/2023	150,000	149,449
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	5.75%	6/6/2028	150,000	148,927
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.50%	7/15/2025	198,000	199,108
Air Lease Corp.	4.25%	2/1/2024	19,000	18,803
Aircastle Ltd.	4.40%	9/25/2023	184,000	183,077
Aircastle Ltd.†	5.25%	8/11/2025	113,000	109,238
Ally Financial, Inc.	1.45%	10/2/2023	23,000	22,693
Ally Financial, Inc.	3.875%	5/21/2024	232,000	226,676
Ally Financial, Inc.	5.125%	9/30/2024	272,000	266,970
Ally Financial, Inc.	5.75%	11/20/2025	103,000	99,257
American Express Co.	4.90%	2/13/2026	94,000	93,084
American Express Co.	4.99%#	5/1/2026	240,000	237,138
American Express Co.	5.85%	11/5/2027	43,000	44,055
Aviation Capital Group LLC†	1.95%	1/30/2026	132,000	117,660
Aviation Capital Group LLC†	5.50%	12/15/2024	109,000	106,749
Aviation Capital Group LLC†	6.25%	4/15/2028	74,000	73,898
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%	2/21/2026	45,000	40,027
Avolon Holdings Funding Ltd. (Ireland)†(a)(b)	2.75%	2/21/2028	26,000	21,931
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	116,000	108,147

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	$152,000	$151,402
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	180,000	176,900
Avolon Holdings Funding Ltd. (Ireland)†(a)(b)	6.375%		5/4/2028	83,000	82,187
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	127,000	119,870
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	96,000	93,546
Capital One Financial Corp.	5.78% (SOFR + 0.69%	)#	12/6/2024	240,000	236,170
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	177,399
Navient Corp.	5.875%		10/25/2024	144,000	141,648
Navient Corp.	6.125%		3/25/2024	165,000	163,858
Navient Corp.	6.75%		6/25/2025	37,000	36,412
Navient Corp.	7.25%		9/25/2023	46,000	46,076
Nuveen Finance LLC†	4.125%		11/1/2024	148,000	143,775
OneMain Finance Corp.(b)	6.125%		3/15/2024	83,000	82,791
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	228,000	225,462
Total					4,426,278

Electric 5.15%
AES Corp.†	3.30%		7/15/2025	433,000	409,288
AES Corp.	5.45%		6/1/2028	136,000	133,664
Alexander Funding Trust†	1.841%		11/15/2023	217,000	212,274
American Electric Power Co., Inc.	2.031%		3/15/2024	184,000	178,990
American Electric Power Co., Inc.	5.699%		8/15/2025	118,000	117,350
American Electric Power Co., Inc.	5.75%		11/1/2027	52,000	53,158
Black Hills Corp.	5.95%		3/15/2028	105,000	106,313
Calpine Corp.†	5.25%		6/1/2026	14,000	13,532
Cleco Corporate Holdings LLC	3.743%		5/1/2026	264,000	247,330
Comision Federal de Electricidad (Mexico)(a)	4.75%		2/23/2027	200,000	191,337
Constellation Energy Generation LLC	5.60%		3/1/2028	95,000	95,800
DTE Energy Co.	4.22%(c)		11/1/2024	106,000	103,674
DTE Energy Co.	4.875%		6/1/2028	145,000	141,947
Duke Energy Corp.	2.65%		9/1/2026	73,000	67,504
Duke Energy Corp.	4.30%		3/15/2028	77,000	74,026
Duke Energy Corp.	5.00%		12/8/2025	45,000	44,702
Electricite de France SA (France)†(a)	5.70%		5/23/2028	201,000	200,823
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	179,700
Exelon Corp.	5.15%		3/15/2028	47,000	46,813
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	326,581
FirstEnergy Transmission LLC†	4.35%		1/15/2025	247,000	240,982

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Florida Power & Light Co.	4.40%		5/15/2028	$30,000	$29,455
Florida Power & Light Co.	4.45%		5/15/2026	38,000	37,625
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	76,843
Jersey Central Power & Light Co.†	4.70%		4/1/2024	150,000	148,454
National Grid PLC (United Kingdom)(a)	5.602%		6/12/2028	70,000	70,333
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	43,000	42,362
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	115,000	115,484
NextEra Energy Capital Holdings, Inc.	6.112% (SOFR + 1.02%	)#	3/21/2024	410,000	410,176
NRG Energy, Inc.†	3.75%		6/15/2024	235,000	227,180
Oncor Electric Delivery Co. LLC†	4.30%		5/15/2028	78,000	75,947
Pacific Gas & Electric Co.	1.70%		11/15/2023	73,000	71,758
Pacific Gas & Electric Co.	3.15%		1/1/2026	258,645	240,132
Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	64,047
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	100,000	102,088
Southern Co.	5.113%		8/1/2027	177,000	175,487
System Energy Resources, Inc.	6.00%		4/15/2028	639,000	632,180
Vistra Operations Co. LLC†	3.55%		7/15/2024	350,000	338,123
Vistra Operations Co. LLC†	4.875%		5/13/2024	123,000	120,741
Total					6,164,203

Electronics 0.05%
Arrow Electronics, Inc.	6.125%		3/1/2026	58,000	57,889

Entertainment 0.43%
Warnermedia Holdings, Inc.	3.428%		3/15/2024	233,000	228,826
Warnermedia Holdings, Inc.	3.638%		3/15/2025	115,000	110,983
Warnermedia Holdings, Inc.	3.788%		3/15/2025	82,000	79,101
Warnermedia Holdings, Inc.	6.412%		3/15/2026	92,000	92,097
Total					511,007

Gas 0.92%
Brooklyn Union Gas Co.†	4.632%		8/5/2027	118,000	113,213
CenterPoint Energy Resources Corp.	5.25%		3/1/2028	167,000	167,064
National Fuel Gas Co.	5.50%		1/15/2026	211,000	208,105
National Fuel Gas Co.	5.50%		10/1/2026	80,000	78,053
NiSource, Inc.	5.25%		3/30/2028	41,000	41,008
ONE Gas, Inc.	1.10%		3/11/2024	337,000	326,131
Southwest Gas Corp.	5.45%		3/23/2028	80,000	79,827
Southwest Gas Corp.	5.80%		12/1/2027	89,000	89,952
Total					1,103,353

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hand/Machine Tools 0.24%
Regal Rexnord Corp.†	6.05%	2/15/2026	$87,000	$87,161
Regal Rexnord Corp.†	6.05%	4/15/2028	111,000	110,290
Stanley Black & Decker, Inc.	6.00%	3/6/2028	85,000	87,439
Total				284,890

Health Care-Products 0.15%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	182,000	182,163

Health Care-Services 0.75%
Centene Corp.	2.45%	7/15/2028	130,000	111,244
Centene Corp.	4.25%	12/15/2027	270,000	252,696
Elevance Health, Inc.	4.90%	2/8/2026	57,000	56,084
HCA, Inc.	5.00%	3/15/2024	29,000	28,822
HCA, Inc.	5.25%	4/15/2025	237,000	234,104
HCA, Inc.	5.25%	6/15/2026	18,000	17,809
HCA, Inc.	5.375%	2/1/2025	52,000	51,572
Humana, Inc.	5.70%	3/13/2026	78,000	78,058
Humana, Inc.	5.75%	3/1/2028	64,000	65,167
Total				895,556

Home Builders 0.10%
Lennar Corp.	4.875%	12/15/2023	81,000	80,672
Toll Brothers Finance Corp.	4.875%	11/15/2025	45,000	44,182
Total				124,854

Insurance 2.54%
CNO Financial Group, Inc.	5.25%	5/30/2025	119,000	116,961
CNO Global Funding †	1.75%	10/7/2026	150,000	132,596
Corebridge Global Funding†(b)	5.75%	7/2/2026	51,000	50,865
Equitable Financial Life Global Funding†	1.40%	7/7/2025	143,000	130,186
Equitable Financial Life Global Funding†	5.45%	3/3/2028	138,000	136,127
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	73,000	72,979
F&G Global Funding†	0.90%	9/20/2024	59,000	54,889
F&G Global Funding†	1.75%	6/30/2026	332,000	294,224
F&G Global Funding†	2.30%	4/11/2027	114,000	100,842
F&G Global Funding†	5.15%	7/7/2025	307,000	297,037
GA Global Funding Trust†	0.80%	9/13/2024	300,000	279,256
GA Global Funding Trust†	3.85%	4/11/2025	372,000	354,486
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	43,847
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	139,296
Jackson National Life Global Funding†	5.50%	1/9/2026	150,000	146,602

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	6.242% (SOFR + 1.15%	)#	6/28/2024	$245,000	$245,354
Kemper Corp.	4.35%		2/15/2025	44,000	42,367
Metropolitan Life Global Funding I†	4.05%		8/25/2025	150,000	144,592
New York Life Global Funding†	4.70%		4/2/2026	114,000	112,261
Protective Life Global Funding†	5.209%		4/14/2026	150,000	147,730
Total					3,042,497

Internet 0.33%
Amazon.com, Inc.	4.55%		12/1/2027	173,000	172,017
Netflix, Inc.	4.375%		11/15/2026	224,000	218,945
Total					390,962

Iron-Steel 0.10%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026	126,000	120,809

Lodging 0.27%
Hyatt Hotels Corp.	1.30%		10/1/2023	194,000	192,238
Hyatt Hotels Corp.	1.80%		10/1/2024	57,000	54,275
Hyatt Hotels Corp.(b)	5.75%		1/30/2027	81,000	80,825
Total					327,338

Machinery-Diversified 0.13%
CNH Industrial NV (United Kingdom)(a)	4.50%		8/15/2023	88,000	87,864
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024	69,000	68,092
Total					155,956

Media 0.26%
AMC Networks, Inc.	4.75%		8/1/2025	35,000	30,645
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%		2/1/2024	162,000	160,602
FactSet Research Systems, Inc.	2.90%		3/1/2027	52,000	47,765
Univision Communications, Inc.†(b)	5.125%		2/15/2025	77,000	75,465
Total					314,477

Mining 1.03%
Anglo American Capital PLC (United Kingdom)†(a)	3.625%		9/11/2024	200,000	194,461
First Quantum Minerals Ltd. (Canada)†(a)	7.50%		4/1/2025	200,000	200,032
Freeport Indonesia PT (Indonesia)†(a)	4.763%		4/14/2027	200,000	194,033
Freeport-McMoRan, Inc.	4.55%		11/14/2024	226,000	222,978
Glencore Funding LLC†	1.625%		4/27/2026	70,000	63,165

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Funding LLC†	4.00%	3/27/2027	$63,000	$60,105
Glencore Funding LLC†	4.125%	3/12/2024	140,000	138,345
Glencore Funding LLC†	4.625%	4/29/2024	28,000	27,668
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	129,000	128,816
Total				1,229,603

Miscellaneous Manufacturing 0.04%
Parker-Hannifin Corp.	3.65%	6/15/2024	53,000	51,949

Oil & Gas 3.99%
California Resources Corp.†	7.125%	2/1/2026	179,000	180,056
Callon Petroleum Co.	6.375%	7/1/2026	182,000	177,565
Chord Energy Corp.†	6.375%	6/1/2026	116,000	115,110
CNX Resources Corp.†	7.25%	3/14/2027	11,000	10,896
Continental Resources, Inc.†	2.268%	11/15/2026	174,000	154,997
Continental Resources, Inc.	3.80%	6/1/2024	241,000	236,300
Continental Resources, Inc.	4.375%	1/15/2028	209,000	196,407
Crescent Energy Finance LLC†	7.25%	5/1/2026	173,000	162,518
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	180,000	177,543
Devon Energy Corp.	5.25%	10/15/2027	225,000	221,753
Devon Energy Corp.	8.25%	8/1/2023	110,000	110,058
EQT Corp.†	3.125%	5/15/2026	124,000	114,123
EQT Corp.	5.70%	4/1/2028	82,000	81,015
EQT Corp.	6.125%	2/1/2025	119,000	118,438
Gulfport Energy Corp.†	8.00%	5/17/2026	173,000	174,004
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	222,000	215,009
Matador Resources Co.	5.875%	9/15/2026	208,000	201,749
Occidental Petroleum Corp.	6.375%	9/1/2028	225,000	228,940
Ovintiv Exploration, Inc.	5.375%	1/1/2026	250,000	248,399
Ovintiv, Inc.	5.65%	5/15/2025	76,000	75,431
Ovintiv, Inc.	5.65%	5/15/2028	111,000	108,884
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	145,000	130,042
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	295,000	294,753
PDC Energy, Inc.	5.75%	5/15/2026	138,000	137,572
PDC Energy, Inc.	6.125%	9/15/2024	29,000	29,011
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	19,000	16,899
Petroleos Mexicanos (Mexico)(a)	6.875%	8/4/2026	207,000	193,494
Pioneer Natural Resources Co.	5.10%	3/29/2026	58,000	57,671
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	103,000	108,659

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%		8/15/2025	$200,000	$182,330
Viper Energy Partners LP†	5.375%		11/1/2027	130,000	124,894
Vital Energy, Inc.	9.50%		1/15/2025	185,000	183,812
Total					4,768,332

Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	67,000	65,478

Pharmaceuticals 1.34%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	200,000	198,099
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	300,000	289,567
Bayer U.S. Finance II LLC†	6.562% (3 mo. USD LIBOR + 1.01%	)#	12/15/2023	425,000	424,583
Cigna Group	5.685%		3/15/2026	69,000	69,097
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.45%		5/19/2026	193,000	190,731
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.45%		5/19/2028	84,000	82,602
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.65%		5/19/2025	348,000	345,102
Total					1,599,781

Pipelines 0.86%
Buckeye Partners LP	3.95%		12/1/2026	181,000	163,632
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	166,000	165,289
DCP Midstream Operating LP	5.375%		7/15/2025	50,000	49,545
Energy Transfer LP	5.875%		1/15/2024	189,000	189,049
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	94,000	90,989
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	150,000	149,784
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	173,000	171,903
Williams Cos., Inc.	5.40%		3/2/2026	49,000	48,891
Total					1,029,082

REITS 1.63%
American Tower Corp.	1.60%		4/15/2026	202,000	181,265
American Tower Corp.	3.60%		1/15/2028	261,000	240,594
American Tower Corp.	3.65%		3/15/2027	125,000	117,155
American Tower Corp.	5.25%		7/15/2028	82,000	81,123
American Tower Corp.	5.50%		3/15/2028	123,000	122,288
Crown Castle, Inc.	5.00%		1/11/2028	74,000	72,700
EPR Properties	4.50%		6/1/2027	70,000	62,876
EPR Properties	4.75%		12/15/2026	171,000	155,775
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	58,000	52,042

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
Kite Realty Group Trust	4.00%		3/15/2025	$72,000	$68,438
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	189,000	180,760
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	78,000	71,622
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	118,000	114,123
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	297,000	295,437
Vornado Realty LP	2.15%		6/1/2026	46,000	39,005
Vornado Realty LP	3.50%		1/15/2025	97,000	91,367
Total					1,946,570

Semiconductors 0.43%
Microchip Technology, Inc.	0.972%		2/15/2024	137,000	132,759
Microchip Technology, Inc.	2.67%		9/1/2023	229,000	228,068
Microchip Technology, Inc.	4.25%		9/1/2025	97,000	94,002
Qorvo, Inc.†	1.75%		12/15/2024	58,000	53,991
Total					508,820

Software 0.24%
Oracle Corp.	2.30%		3/25/2028	104,000	91,840
Oracle Corp.	2.50%		4/1/2025	27,000	25,638
Oracle Corp.	4.50%		5/6/2028	39,000	37,963
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	8,000	7,719
Take-Two Interactive Software, Inc.	5.00%		3/28/2026	124,000	122,861
Total					286,021

Telecommunications 0.41%
Altice France SA (France)†(a)	8.125%		2/1/2027	225,000	195,081
Sprint LLC	7.125%		6/15/2024	114,000	115,122
T-Mobile USA, Inc.	2.25%		2/15/2026	126,000	115,889
T-Mobile USA, Inc.	3.75%		4/15/2027	70,000	66,296
Total					492,388

Trucking & Leasing 0.24%
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	89,000	87,760
SMBC Aviation Capital Finance DAC (Ireland)†(a)	5.45%		5/3/2028	200,000	197,472
Total					285,232
Total Corporate Bonds (cost $65,687,595)					63,871,431

FLOATING RATE LOANS(d) 4.43%

Aerospace 1.35%
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	9.203% (1 mo. USD Term SOFR + 4.00%	)	6/19/2026	1,608,440	1,610,885

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.15%
Starfruit Finco BV 2018 USD Term Loan B (Netherlands)(a)	–	(e)	10/1/2025	$179,243	$179,445

Diversified Financial Services 0.10%
Greenhill & Co., Inc. Term Loan B	–	(e)	4/12/2024	120,000	120,056

Energy 0.10%
Buckeye Partners LP 2021 Term Loan B	7.453% (1 mo. USD LIBOR + 2.25%	)	11/1/2026	114,413	113,782

Entertainment 0.15%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(a)	7.753% (3 mo. USD Term SOFR + 2.25%	)	7/21/2026	174,806	175,004

Food 0.16%
U.S. Foods, Inc. 2019 Term Loan B	–	(e)	9/13/2026	189,780	189,857

Health Care Services 0.08%
HCA, Inc. 2021 Term Loan A	6.578% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	97,297	96,872

Internet 0.17%
MH Sub I LLC 2017 1st Lien Term Loan	–	(e)	9/13/2024	199,386	199,590

Leisure 0.07%
Carnival Corp. USD Term Loan B (Panama)(a)	8.217% (1 mo. USD Term SOFR + 3.00%	)	6/30/2025	83,520	83,480

Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.939%		6/22/2026	291,646	291,750

Media 0.59%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% (3 mo. USD Term SOFR + 1.75%	)	4/30/2025	710,786	711,230

Miscellaneous Manufacture 0.21%
MB Aerospace Holdings, Inc. 2017 Term Loan	–	(e)	1/22/2025	246,619	245,385

Oil & Gas 0.11%
Keane Group Holdings LLC 2018 1st Lien Term Loan	–	(e)	5/25/2025	132,541	132,928

Pharmaceuticals 0.29%
Horizon Therapeutics USA, Inc. 2021 Term Loan B2	6.954%		3/15/2028	347,461	346,872

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts 0.51%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.203% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	$628,665	$616,092

Utility 0.15%
Calpine Construction Finance Co. LP 2017 Term Loan B	7.193% (1 mo. USD LIBOR + 2.00%	)	1/15/2025	182,130	182,206
Total Floating Rate Loans (cost $5,311,461)					5,295,434

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	2,770	2,464
Government National Mortgage Association Series 2014-78 Class IO	0.007%	#(f)	3/16/2056	10,824	25
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	12,126	10,606
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	9,519	8,949
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	29,476	26,150
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	14,804	13,409
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	19,132	16,640
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $87,452)					78,243

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.04%
Federal Home Loan Mortgage Corp.	4.142% (1 yr. USD LIBOR + 1.89%	)#	12/1/2040	2,302	2,274
Federal Home Loan Mortgage Corp.	4.229% (1 yr. USD LIBOR + 1.80%	)#	6/1/2041	4,063	4,122
Federal Home Loan Mortgage Corp.	4.627% (1 yr. USD LIBOR + 1.84%	)#	6/1/2042	1,701	1,710
Federal National Mortgage Association	4.052% (1 yr. USD LIBOR + 1.80%	)#	10/1/2040	150	153
Federal National Mortgage Association	4.062% (1 yr. USD LIBOR + 1.81%	)#	12/1/2040	269	273
Federal National Mortgage Association	4.075% (1 yr. USD LIBOR + 1.82%	)#	12/1/2040	556	564
Federal National Mortgage Association	4.105% (1 yr. USD LIBOR + 1.81%	)#	1/1/2042	9,659	9,823
Federal National Mortgage Association	4.145% (1 yr. USD LIBOR + 1.81%	)#	4/1/2040	5,702	5,766

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.26% (1 yr. USD LIBOR + 1.79%	)#	3/1/2042	$2,019	$2,046
Federal National Mortgage Association	4.291% (1 yr. USD LIBOR + 1.72%	)#	6/1/2042	1,609	1,633
Federal National Mortgage Association	4.308% (1 yr. USD LIBOR + 1.78%	)#	10/1/2036	9,153	9,279
Federal National Mortgage Association	5.519% (1 yr. USD LIBOR + 1.60%	)#	10/1/2045	890	912
Federal National Mortgage Association	6.424% (1 yr. USD LIBOR + 1.60%	)#	12/1/2045	5,498	5,600
Federal National Mortgage Association	6.627% (1 yr. USD LIBOR + 1.60%	)#	12/1/2045	1,171	1,193
Total Government Sponsored Enterprises Pass-Throughs (cost $46,599)					45,348

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.66%
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A†	6.373% (1 mo. USD LIBOR + 1.18%	)#	12/15/2036	100,000	96,587
Atrium Hotel Portfolio Trust Series 2018-ATRM Class B†	6.873% (1 mo. USD LIBOR + 1.43%	)#	6/15/2035	100,000	95,643
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.066% (1 mo. USD LIBOR + 0.87%	)#	3/15/2037	200,000	180,611
BB-UBS Trust Series 2012-TFT Class A†	2.892%		6/5/2030	71,892	67,113
BB-UBS Trust Series 2012-TFT Class B†	3.678%	#(f)	6/5/2030	100,000	89,462
BB-UBS Trust Series 2012-TFT Class C†	3.678%	#(f)	6/5/2030	100,000	82,811
Benchmark Mortgage Trust Series 2019-B12 Class TCA†	3.555%	#(f)	8/15/2052	203,000	190,205
Benchmark Mortgage Trust Series 2019-B12 Class TCB†	3.555%	#(f)	8/15/2052	225,000	205,853
BFLD Trust Series 2019-DPLO Class F†	7.802% (1 mo. USD Term SOFR + 2.65%	)#	10/15/2034	250,000	242,473
BX Commercial Mortgage Trust Series 2019-XL Class A†	6.182% (1 mo. USD Term SOFR + 1.03%	)#	10/15/2036	146,156	145,315
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.044% (1 mo. USD LIBOR + 0.85%	)#	11/15/2038	240,000	234,274
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.882% (1 mo. USD LIBOR + 0.69%	)#	10/15/2038	528,228	513,289

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2021-ARIA Class E†	7.438% (1 mo. USD LIBOR + 2.24%	)#	10/15/2036	$390,000	$368,573
BX Trust Series 2022-LBA6 Class A†	6.147% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	610,000	595,911
BX Trust Series 2022-PSB Class A†	7.598% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	428,456	427,802
BXHPP Trust Series 2021-FILM Class A†	5.843% (1 mo. USD LIBOR + 0.65%	)#	8/15/2036	280,000	263,914
BXHPP Trust Series 2021-FILM Class B†	6.093% (1 mo. USD LIBOR + 0.90%	)#	8/15/2036	290,000	266,218
BXP Trust Series 2017-CQHP Class A†	6.043% (1 mo. USD LIBOR + 0.85%	)#	11/15/2034	43,000	41,621
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA	1.219%	#(f)	11/10/2049	174,582	4,767
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA	0.804%	#(f)	12/10/2054	173,484	3,265
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	2,500	2,447
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA	0.451%	#(f)	6/10/2048	867,467	4,792
COMM Mortgage Trust Series 2014-UBS5 Class XB1†	0.249%	#(f)	9/10/2047	2,000,000	3,679
Commercial Mortgage Pass-Through Certificates Series 2012-CR3 Class B†	3.922%		10/15/2045	200,000	165,977
Commercial Mortgage Pass-Through Certificates Series 2013-CR18 Class A5	3.828%		7/15/2047	170,000	165,918
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A4	3.532%		8/10/2047	20,561	19,949
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	184,000	178,774
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†	0.543%	#(f)	7/10/2050	62,492	370
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA	1.499%	#(f)	8/10/2049	46,004	1,391
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†	0.686%	#(f)	9/15/2037	978,382	8,578
Credit Suisse Mortgage Capital Certificates Trust Series 2017-PFHP Class A†	6.143% (1 mo. USD LIBOR + 0.95%	)#	12/15/2030	50,000	47,820
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.594% (1 mo. USD LIBOR + 1.40%	)#	7/15/2038	100,000	89,786

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(f)	4/25/2066	$52,643	$43,211
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA	2.023%	#(f)	1/15/2049	603,135	23,568
DBGS Mortgage Trust Series 2021-W52 Class A†	6.589% (1 mo. USD LIBOR + 1.39%	)#	10/15/2036	160,000	148,706
DBGS Mortgage Trust Series 2021-W52 Class C†	7.494% (1 mo. USD LIBOR + 2.30%	)#	10/15/2036	310,000	272,847
DBJPM Mortgage Trust Series 2016-C3 Class XA	1.564%	#(f)	8/10/2049	165,242	5,468
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	7,779	7,224
DBWF Mortgage Trust Series 2016-85T Class XA†	0.116%	#(f)	12/10/2036	3,140,000	5,262
EQUS Mortgage Trust Series 2021-EQAZ Class B†	6.293% (1 mo. USD LIBOR + 1.10%	)#	10/15/2038	99,998	96,896
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	5.917% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	99,816	96,883
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.267% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	232,035	233,617
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.367% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	224,031	225,564
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.167% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	277,494	278,458
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M1†	7.567% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	144,793	146,148
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.267% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	172,401	171,552
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.617% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	260,120	263,971
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.467% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	280,640	282,485

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust Series 2019-FBLU Class A†	3.144%		12/10/2036	$100,000	$94,686
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B†	3.447%		12/10/2036	100,000	94,841
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	100,000	77,200
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.143% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	99,828	78,768
GS Mortgage Securities Corp. Trust Series 2019-SMP Class B†	6.693% (1 mo. USD LIBOR + 1.50%	)#	8/15/2032	400,000	390,536
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.443% (1 mo. USD LIBOR + 1.25%	)#	11/15/2036	630,000	612,403
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.344% (1 mo. USD LIBOR + 1.15%	)#	5/15/2026	100,000	89,980
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.094% (1 mo. USD LIBOR + 5.90%	)#	5/15/2026	100,000	57,816
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.342% (1 mo. USD Term SOFR + 2.19%	)#	8/15/2039	470,000	471,056
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†	0.244%	#(f)	2/10/2037	1,590,000	7,981
GS Mortgage Securities Trust Series 2011-GC5 Class B†	5.297%	#(f)	8/10/2044	107,000	84,684
GS Mortgage Securities Trust Series 2013-GCJ14 Class A5	4.243%		8/10/2046	67,170	67,055
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.074%		1/10/2047	151,000	148,908
GS Mortgage Securities Trust Series 2015-GS1 Class XB	0.326%	#(f)	11/10/2048	1,082,000	5,432
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	100,000	93,425
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	100,000	94,934
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	100,000	94,435
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	100,000	92,594
HONO Mortgage Trust Series 2021-LULU Class A†	6.343% (1 mo. USD LIBOR + 1.15%	)#	10/15/2036	100,000	95,927
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	179,000	148,172

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†	1.417%	#(f)	8/5/2034	$1,000,000	$133
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	75,900
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA	0.712%	#(f)	12/15/2049	775,682	11,620
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA	1.13%	#(f)	9/15/2050	883,068	24,996
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.643% (1 mo. USD LIBOR + 1.45%	)#	4/15/2031	90,000	72,045
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.343% (1 mo. USD LIBOR + 2.15%	)#	4/15/2031	24,000	17,502
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.743% (1 mo. USD LIBOR + 2.55%	)#	4/15/2031	18,000	12,600
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	7.693% (1 mo. USD LIBOR + 2.50%	)#	12/15/2036	420,000	216,862
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA	1.068%	#(f)	1/15/2048	608,584	5,495
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA	0.565%	#(f)	7/15/2048	696,390	5,071
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class XA†	1.51%	#(f)	1/5/2034	3,332,000	5,969
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-ACE Class XA†	0.467%	#(f)	1/10/2037	9,368,548	51,160
KIND Trust Series 2021-KIND Class A†	6.212% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	158,852	152,800
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.442% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	150,000	147,007
LoanCore Issuer Ltd. Series 2019-CRE3 Class AS†	6.563% (1 mo. USD LIBOR + 1.37%	)#	4/15/2034	9,801	9,612
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†	1.84%	#(f)	3/10/2049	516,546	8,989
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	70,674	69,105
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4	4.284%	#(f)	8/15/2046	139,000	138,507
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA	0.684%	#(f)	7/15/2050	351,991	2,821

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA	1.415%	#(f)	11/15/2049	$800,790	$25,096
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	5,267	5,104
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB	1.018%	#(f)	8/15/2049	1,000,000	24,475
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	5,688	5,388
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.544% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	300,000	294,846
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.357% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	360,000	327,857
One New York Plaza Trust Series 2020-1NYP Class A†	6.143% (1 mo. USD LIBOR + 0.95%	)#	1/15/2036	100,000	94,909
Palisades Center Trust Series 2016-PLSD Class A†	2.713%		4/13/2033	10,000	5,750
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	3,630
PFP Ltd. Series 2021-7 Class A†	6.043% (1 mo. USD LIBOR + 0.85%	)#	4/14/2038	19,206	18,897
RBS Commercial Funding, Inc. Trust Series 2013-SMV Class A†	3.26%		3/11/2031	100,000	92,942
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.10% (1 mo. USD LIBOR + 0.95%	)#	7/25/2036	112,994	109,415
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†	0.456%	#(f)	2/15/2041	4,149,000	71,123
Shops at Crystals Trust Series 2016-CSTL Class XB†	0.328%	#(f)	7/5/2036	1,000,000	6,104
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.147% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	510,000	494,783
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(c)	5/25/2065	24,264	22,146
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(f)	2/25/2064	33,576	28,854
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(f)	4/25/2064	43,908	38,722
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB	0.097%	#(f)	6/15/2048	2,000,000	1,967
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA	0.799%	#(f)	9/15/2048	812,815	8,613

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA	1.855%	#(f)	8/15/2049	$902,137	$34,974
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,849,417)					12,751,670

U.S. TREASURY OBLIGATIONS 2.60%
U.S. Treasury Inflation-Indexed Notes(g)	0.25%		1/15/2025	773,670	741,754
U.S. Treasury Notes	4.00%		6/30/2028	2,379,000	2,366,176
Total U.S. Treasury Obligations (cost $3,130,042)					3,107,930
Total Long-Term Investments (cost $117,623,294)					114,061,244

SHORT-TERM INVESTMENTS 5.83%

COMMERCIAL PAPER 3.68%

Auto Manufacturers 0.21%
General Motors Financial Co., Inc.	5.68%		8/22/2023	250,000	248,014

Beverages 0.86%
Bacardi-Martini BV	5.735%		7/5/2023	1,028,000	1,027,354

Chemicals 0.21%
FMC Corp.	6.175%		7/10/2023	250,000	249,625

Electric 0.66%
Jabil, Inc.	5.956%		7/5/2023	543,000	542,643
RWE AG	6.073%		7/11/2023	250,000	249,590
Total					792,233

Finance 0.42%
Brookfield Infrastructure Holdings Canada, Inc.	6.485%		10/5/2023	519,000	511,039

Health Care-Services 0.84%
CommonSpirit Health	6.119%		7/27/2023	544,000	541,643
CommonSpirit Health	6.12%		7/20/2023	462,000	460,537
Total					1,002,180

Pharmaceuticals 0.48%
Bayer Corp.	5.90%		7/21/2023	575,000	573,131
Total Commercial Paper (cost $4,402,957)					4,403,576

CERTIFICATE OF DEPOSIT 0.21%

Banks 0.21%
Credit Suisse AG	5.483% (SOFR + 0.42%	)#	7/10/2023	250,000	249,888
Total Corporate Bonds (cost $249,888)					249,888

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 1.94%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $589,200 of U.S. Treasury Note at 2.375% due 05/15/2029; value: $538,428; proceeds: $527,979 (cost $527,865)			$527,865	$527,865
Repurchase Agreement dated 6/30/2023, 4.950% due 7/3/2023 with TD Securities USA LLC collateralized by $2,299,000 of U.S. Treasury Bond at 0.625% due 8/15/2030; value: $1,837,491; proceeds: $1,800,681 (cost $1,799,938)			1,799,938	1,799,938
Total Repurchase Agreements (cost $2,327,803)				2,327,803
Total Short-Term Investments (cost $6,980,648)				6,981,267
Total Investments in Securities 101.16% (cost $124,603,942)				121,042,511
Other Assets and Liabilities – Net(h) (1.16)%				(1,393,799)
Net Assets 100.00%				$119,648,712

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $58,238,766, which represents 48.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(k)).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2023.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$299,000	$536
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	299,000	91
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	602,340	5,079
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	600,000	373
Goldman Sachs	2.744%	CPI Urban Consumer NSA	1/15/2024	299,000	160
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	600,000	1,296
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	581,000	4,401
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$11,936

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2023	90	Short	$(9,822,402)	$(9,638,438)	$183,964

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	279	Long	$57,402,202	$56,732,906	$(669,296)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$28,911,188	$–	$28,911,188
Corporate Bonds	–	63,871,431	–	63,871,431
Floating Rate Loans	–	5,295,434	–	5,295,434
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	78,243	–	78,243
Government Sponsored Enterprises Pass-Throughs	–	45,348	–	45,348
Non-Agency Commercial Mortgage-Backed Securities	–	12,751,670	–	12,751,670
U.S. Treasury Obligations	–	3,107,930	–	3,107,930
Short-Term Investments
Commercial Paper	–	4,403,576	–	4,403,576
Certificate of Deposit	–	249,888	–	249,888
Repurchase Agreements	–	2,327,803	–	2,327,803
Total	$–	$121,042,511	$–	$121,042,511
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$11,936	$–	$11,936
Liabilities	–	–	–	–
Futures Contracts
Assets	183,964	–	–	183,964
Liabilities	(669,296)	–	–	(669,296)
Total	$(485,332)	$11,936	$–	$(473,396)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	37

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $124,603,942)	$121,042,511
Deposits with brokers for futures collateral	314,850
Deposits with brokers for swaps collateral	34,749
Receivables:
Interest	929,193
Investment securities sold	147,929
Capital shares sold	113,017
Variation Margin for futures contracts	5,188
Variation Margin receivable for centrally cleared swap agreements	1,417
Prepaid expenses	2,370
Total assets	122,591,224
LIABILITIES:
Payables:
Investment securities purchased	1,719,197
To bank	793,034
Capital shares reacquired	198,862
Transfer agent fees	147,429
Management fee	34,361
Directors’ fees	7,706
Fund administration	3,927
Accrued expenses	37,996
Total liabilities	2,942,512
NET ASSETS	$119,648,712
COMPOSITION OF NET ASSETS:
Paid-in capital	$132,626,187
Total distributable earnings (loss)	(12,977,475)
Net Assets	$119,648,712
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,084,624
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.17

38	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Interest and other	$2,716,604
Expenses:
Management fee	206,525
Non 12b-1 service fees	147,523
Shareholder servicing	67,588
Professional	24,938
Fund administration	23,603
Custody	10,366
Reports to shareholders	6,541
Directors’ fees	1,631
Other	8,911
Gross expenses	497,626
Expense reductions (See Note 9)	(1,046)
Fees waived and expenses reimbursed (See Note 3)	(10,366)
Net expenses	486,214
Net investment income	2,230,390
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(520,540)
Net realized gain (loss) on futures contracts	(343,793)
Net realized gain (loss) on swap contracts	529
Net change in unrealized appreciation/depreciation on investments	803,707
Net change in unrealized appreciation/depreciation on futures contracts	(563,770)
Net change in unrealized appreciation/depreciation on swap contracts	8,105
Net realized and unrealized gain (loss)	(615,762)
Net Increase in Net Assets Resulting From Operations	$1,614,628

See Notes to Financial Statements.	39

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$2,230,390	$2,532,235
Net realized gain (loss) on investments, futures contracts and swap contracts	(863,804)	(4,404,102)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contracts	248,042	(4,305,373)
Net increase (decrease) in net assets resulting from operations	1,614,628	(6,177,240)
Distributions to shareholders:	–	(3,457,341)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	16,850,225	47,716,359
Reinvestment of distributions	–	3,457,341
Cost of shares reacquired	(17,996,199)	(42,918,177)
Net increase (decrease) in net assets resulting from capital share transactions	(1,145,974)	8,255,523
Net increase (decrease) in net assets	468,654	(1,379,058)
NET ASSETS:
Beginning of period	$119,180,058	$120,559,116
End of period	$119,648,712	$119,180,058

40	See Notes to Financial Statements.

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41

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
6/30/2023(c)	$12.99	$0.25	$(0.07)	$0.18	$–	$13.17
12/31/2022	14.09	0.29	(1.00)	(0.71)	(0.39)	12.99
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09
12/31/2020	14.27	0.29	0.15	0.44	(0.40)	14.31
12/31/2019	14.05	0.38	0.33	0.71	(0.49)	14.27
12/31/2018	14.38	0.36	(0.20)	0.16	(0.49)	14.05

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

42	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements %		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
1.39	(d)	0.82	(e)	0.84	(e)	3.78	(e)	$119,649	35	(d)
(5.06)		0.83		0.84		2.12		119,180	71
0.63		0.81		0.83		1.40		120,559	66
3.13		0.84		0.86		2.04		108,101	79
5.06		0.88		0.90		2.66		100,107	56
1.15		0.83		0.92		2.48		79,197	65

See Notes to Financial Statements.	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2023. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and

44

Notes to Financial Statements (unaudited)(continued)

ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results

45

Notes to Financial Statements (unaudited)(continued)

of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of

46

Notes to Financial Statements (unaudited)(continued)

the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into

47

Notes to Financial Statements (unaudited)(continued)

the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2023, the Fund did not invest in reverse repurchase agreements.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not

48

Notes to Financial Statements (unaudited)(continued)

recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2023, the Fund did not have loan commitments.

(n)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

49

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $10,366 of fund administration fees during the six months ended June 30, 2023.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

50

Notes to Financial Statements (unaudited)(continued)

nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$3,457,341
Total distributions paid	$–	$3,457,341

As of December 31, 2022, the Fund had a capital loss carryforward of $8,088,768, which will carry forward indefinitely.

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$126,842,609
Gross unrealized gain	311,020
Gross unrealized loss	(6,584,514)
Net unrealized security gain (loss)	$(6,273,494)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$11,850,141	$31,058,829	$10,552,116	$28,871,795

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into CPI swap contracts for the six months ended June 30, 2023 (as described in Note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

51

Notes to Financial Statements (unaudited)(continued)

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 (as described in Note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2023 (as described in Note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Series Fund—Short Duration Income Portfolio
Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	$11,936
Futures Contracts(2)	$183,964	–

Liability Derivatives
Futures Contracts(2)	$669,296	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

52

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2023, were as follows:

Series Fund—Short Duration Income Portfolio
Inflation Linked/Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$529
Futures Contracts(2)	$(343,793)

Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(3)	8,105
Futures Contracts(4)	(563,770)

Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	$1,997,197
Futures Contracts(6)	352

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2023.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,327,803	$–	$2,327,803
Total	$2,327,803	$–	$2,327,803

53

Notes to Financial Statements (unaudited)(continued)

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$527,865	$–	$–	$(527,865)	$–
TD Securities USA LLC	1,799,938	–	–	(1,799,938)	–
Total	$2,327,803	$–	$–	$(2,327,803)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

54

Notes to Financial Statements (unaudited)(continued)

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not have any securities on loan.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income

55

Notes to Financial Statements (unaudited)(continued)

securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

56

Notes to Financial Statements (unaudited)(continued)

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

57

Notes to Financial Statements (unaudited)(concluded)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globaly. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited )	Year Ended December 31, 2022
Shares sold	1,278,714	3,523,305
Reinvestment of distributions	–	265,541
Shares reacquired	(1,367,216)	(3,174,205)
Increase (decrease)	(88,502)	614,641

58

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about investment performance. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Board most recently previously approved the Agreement at a meeting held on November 11-12, 2021 and again at a meeting held on January 26-27, 2022 in order to reset the date for consideration of future approvals.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period, but above the median of the performance peer group for the three- and five-year periods. The Board further considered Lord Abbett’s

59

Approval of Advisory Contract (continued)

performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, while the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

60

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

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Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	SFSDI-PORT-3 (08/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 15, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 15, 2023